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As filed with the Securities and Exchange Commission on April 30, 2003

File No. 333-63328 File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
Pre-Effective Amendment No.          / /
Post-Effective Amendment No. 3        /x/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / /
Amendment No. 46        /x/

Protective Variable Annuity
Separate Account
 (Exact Name of Registrant)

Protective Life Insurance Company
 (Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor's Principal Executive Offices)

(205) 879-9230
(Depositor's Telephone Number, including Area Code)

STEVE M. CALLAWAY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223
(Name and Address of Agent for Services)

Copy to:
STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

        It is proposed that this filing become effective (check appropriate box):

    / /  immediately upon filing pursuant to paragraph (b) of Rule 485;

    /x/  on May 1, 2003 pursuant to paragraph (b) of Rule 485;

    / /  60 days after filing pursuant to paragraph (a) of Rule 485;

    / /  on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485;

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

        This Prospectus describes the Elements® Classic Variable Annuity Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

        You may allocate your Purchase Payments or transfer Contract Value to one or more of the Sub-Accounts of the Protective Variable Annuity Separate Account, the Guaranteed Account, or both. The assets of each Sub-Account will be invested solely in a corresponding Fund. The Sub-Accounts that are available in Contracts purchased after May 31, 2003, invest in the following Funds:

Protective Investment Company International Equity Fund Small Cap Value Fund Capital Growth Fund CORESM U.S. Equity Fund Growth and Income Fund Global Income Fund
Van Kampen Life Investment Trust (cont.)
Comstock Portfolio Class II
Growth and Income Portfolio Class II
Government Portfolio Class II

Universal Institutional Funds, Inc.
Equity and Income Portfolio Class II

Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA-SS*
Global Securities Fund/VA-SS*
Capital Appreciation Fund/VA-SS*
Main Street Fund/VA-SS*
High Income Fund/VA-SS*
Money Fund/VA
Strategic Bond Fund/VA-SS*	MFS® Variable Insurance TrustSM
New Discovery Series-SS*
Emerging Growth Series-SS*
Research Series-SS*
Investors Growth Stock Series-SS*
Investors Trust Series-SS*
Utilities Series-SS*
Total Return Series-SS*

Van Kampen Life Investment Trust Aggressive Growth Portfolio Class II Emerging Growth Portfolio Class II Enterprise Portfolio Class II *SS denotes service class shares	Lord Abbett Series Fund Growth and Income Portfolio Mid-Cap Value Portfolio Bond-Debenture Portfolio Growth Opportunities Portfolio America's Value Portfolio

Contracts purchased before June 1, 2003 have different Sub-Accounts and corresponding Funds. See Appendix E for information about Sub-Accounts and corresponding Funds available in Contracts purchased before June 1, 2003.

        The value of your Contract, except amounts you allocate to the Guaranteed Account, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

        This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

        Please read this prospectus carefully. Investors should keep a copy for future reference. This prospectus must be accompanied by a current prospectus for each of the Funds.

        The Elements® Classic Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2003

DEFINITIONS

        "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

        Accumulation Unit:  A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

        Allocation Option:  Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the fixed accounts of the Guaranteed Account that are available in this Contract.

        Annuity Commencement Date:  The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

        Annuity Option:  The payout option under which the Company makes annuity income payments.

        Annuity Unit:  A unit of measure used to calculate the amount of the variable income payments.

        Assumed Investment Return:  The assumed annual rate of return used to calculate the amount of the variable income payments.

        Contract:  Elements® Classic Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

        Contract Anniversary:  The same month and day as the Effective Date in each subsequent year of the Contract.

        Contract Value:  Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

        Contract Year:  Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

        DCA:  Dollar cost averaging.

        DCA Fixed Accounts:  The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only and may not be available in all states.

        Effective Date:  The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

        Fixed Account:  The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account. This account may not be available in all states.

        Fund:  Any investment portfolio in which a corresponding Sub-Account invests.

        Guaranteed Account:  The Fixed Account, DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

        Purchase Payment:  The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

        Qualified Contracts:  Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

        Qualified Plans:  Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

        Sub-Account:  A separate division of the Variable Account.

        Valuation Day:  Each day on which the New York Stock Exchange is open for business.

        Valuation Period:  The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

        Variable Account:  The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

        Written Notice:  A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via hand delivery, courier, mail, or facsimile transmission.

FEES AND EXPENSES

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account. The tables do not include premium taxes, which may range up to 3.5% depending on the jurisdiction.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	6.0%	*
Transfer Fee	$25	**
*	The Surrender Charge declines over time. (See "Charges and Deductions.")
**	Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See "Charges and Deductions.")

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)

Annual Contract Maintenance Fee	$30	*
Variable Account Annual Expenses (as a % of average Variable Account value)
	Without EEDB	With EEDB**
Contract with Return of Purchase Payment Death Benefit
Mortality and Expense Risk Charge***	1.25%	1.50%
Administration Charge-	0.15%	0.15%
Total Variable Account Annual Expenses	1.40%	1.65%
Contract with Optional Benefit Package
Mortality and Expense Risk Charge***	1.40%	1.65%
Administration Charge-	0.15%	0.15%
Total Variable Account Annual Expenses	1.55%	1.80%
*	We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See "Charges and Deductions.")
**	If you select the Earnings Enhancement Death Benefit ("EEDB"), the Mortality and Expense Risk Charge will increase by 0.25% while the EEDB is in effect. See "Charges and Deductions" and "Death Benefit."
***	The mortality and expense risk charges presented in the table apply before the Annuity Commencement Date. After the Annuity Commencement Date, the mortality and expense risk charge for all Contracts is 1.25% (on an annual basis) of average daily net assets of the Variable Account attributable to the Contract.

        The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Contracts purchased before June 1, 2003 have different Sub-Accounts and corresponding Funds. See Appendix E for information about the Sub-Accounts and Funds available in Contracts purchased before June 1, 2003.

        The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2002. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.47%	-	6.96	%*

*	The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

        This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming an Optional Benefit Package and the Earnings Enhancement Death Benefit are selected), and both maximum total annual Fund operating expenses and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

        The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses**	$1,355	$2,873	$4,284	$7,301
Minimum Fund Expenses**	$759	$1,184	$1,628	$2,656

(2)  If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses**	$864	$2,495	$4,004	$7,301
Minimum Fund Expenses**	$235	$724	$1,240	$2,656
*	Generally, you cannot annuitize your Contract before its 5th anniversary. In limited circumstances we may allow you to annuitize your Contract after its 2nd anniversary. (See "Annuitization.") Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See "Charges and Deductions, Mortality and Expense Risk Charge.")
**	The range of maximum and minimum total annual Fund operating expenses used in this example does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

        Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract

What is the Elements® Classic Variable Annuity Contract?
The Elements® Classic Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract.") In certain states the Contract is offered as a group contract to eligible persons.
How may I purchase a Contract?	Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts.")

Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")
What are the Purchase Payments?
The minimum amount that Protective Life will accept as an initial Purchase Payment is $10,000 for non-Qualified Contracts and $2000 for Qualified Contracts. Initial Purchase Payments may be made at any time prior to the earlier of: (1) the oldest Owner's 85th birthday; or (2) the Annuitant's 85th birthday. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $2,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments.")
Can I cancel the Contract?
You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See "Right to Cancel.")
Can I transfer amounts in the Contract?
Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a DCA Fixed Account. At least $100 must be transferred. Protective Life reserves the right to limit the maximum amount that may be transferred from the Fixed Account to the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. The Company reserves the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. (See "Transfers.")
Can I surrender the Contract?
Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders.") Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Internal Revenue Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")

Is there a death benefit?
If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. Subject to age limitations, you may select one of several death benefit options that are available in this Contract. You must select your death benefit option at the time you apply for the Contract, and your selection may not be changed after the Contract is issued. (See "Death Benefit.")
What Annuity Options are available?
Currently, we apply the Contract Value, less any applicable premium tax, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Some Annuity Options are available on either a fixed or variable payment basis. (See "Annuitization".)
Is the Contract available for qualified retirement plans?
You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans.")
Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix F to this prospectus and in the Statement of Additional Information.
Other contracts
We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

        Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from the Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters").

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

        The Contracts are issued by Protective Life. A Tennessee corporation founded in 1907, Protective Life provides individual life insurance, annuities, group dental insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2002, Protective Life had total assets of approximately $21.8 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $22.0 billion at December 31, 2002.

Protective Variable Annuity Separate Account

        The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

        Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

        The following 32 Sub-Accounts of the Variable Account are available in Contracts that are purchased after May 31, 2003:

PIC International Equity
PIC Small Cap Value
PIC Capital Growth
PIC CORE U.S. Equity
PIC Growth and Income
PIC Global Income
Van Kampen Aggressive Growth II*
Van Kampen Emerging Growth II*
Van Kampen Enterprise II*
Van Kampen Comstock II*
Van Kampen Growth and Income II*
Van Kampen Government II*
Van Kampen UIF Equity and Income II*
MFS New Discovery SS*
MFS Emerging Growth SS*
MFS Research SS*

MFS Investors Growth Stock SS*
MFS Investors Trust SS*
MFS Utilities SS*
MFS Total Return SS*
Oppenheimer Aggressive Growth SS*
Oppenheimer Global Securities SS*
Oppenheimer Capital Appreciation SS*
Oppenheimer Main Street SS*
Oppenheimer High Income SS*
Oppenheimer Strategic Bond SS*
Oppenheimer Money Fund
Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
Lord Abbett Growth Opportunities
Lord Abbett America's Value

* This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

        Other Sub-Accounts are available in Contracts purchased before June 1, 2003. For purposes of determining which Sub-Accounts are available in your Contract, we will treat the date of your application as the date you purchased your Contract. See Appendix E for more information about the availability of Sub-Accounts in Contracts purchased before June 1, 2003. Additionally, this Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

Administration

        Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

        Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Protective Investment Company ("PIC") managed by Protective Investment Advisors, Inc., and subadvised by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management Inc.; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Trust, managed by Lord, Abbett & Co. Shares of these funds are offered only to:

  (1)
  the Variable Account;

  (2)
  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

  (3)
  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

  (4)
  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

        There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Protective Investment Company (PIC)

International Equity Fund.

        This Fund seeks to provide long-term capital appreciation. The Fund pursues its objective by investing, under normal circumstances, substantially all, and at least 80%, of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

Small Cap Value Fund.

        This Fund seeks to provide long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment (currently between $12 million and $3 billion).

Capital Growth Fund

        This Fund seeks long-term growth of capital. The Fund pursues its investment objective by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments that are considered by the investment adviser to have long-term capital appreciation potential.

CORESM U.S. Equity Fund.

        This Fund seeks long-term growth of capital and dividend income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments in U.S. issuers, including foreign companies that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index.

Growth and Income Fund.

        This Fund seeks long-term growth of capital and growth of income. The Fund pursues its objectives by investing, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments that the investment adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

Global Income Fund.

        This Fund seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of fixed-income securities of U.S. and foreign issuers (including non-dollar securities). The Fund also enters into foreign currency transactions.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II.

        Seeks capital growth.

Emerging Growth Portfolio Class II.

        Seeks capital appreciation.

Enterprise Portfolio Class II.

        Seeks capital appreciation through investment in securities believed by the investment adviser to have above average potential for capital appreciation.

Comstock Portfolio Class II.

        Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Growth and Income Portfolio Class II.

        Seeks long-term growth of capital and income.

Government Portfolio Class II.

        Seeks high current return consistent with preservation of capital.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II.

        Seeks both capital appreciation and current income.

MFS® Variable Insurance TrustSM

New Discovery Series Service Class Shares.

        This Fund seeks capital appreciation.

Emerging Growth Series Service Class Shares.

        This Fund seeks to provide long-term growth of capital.

Research Series Service Class Shares.

        This Fund seeks to provide long-term growth of capital and future income.

Investors Growth Stock Series Service Class Shares.

        This Fund seeks to provide long-term growth of capital and future income rather than current income.

Investors Trust Series Service Class Shares.

        This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

Utilities Series Service Class Shares.

        This Fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

Total Return Series Service Class Shares.

        This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

Aggressive Growth Fund/VA Service Shares.

        This Fund seeks capital appreciation by investing in "growth type" companies.

Global Securities Fund/VA Service Shares.

        This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.

Capital Appreciation Fund/VA Service Shares.

        This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Main Street Fund/VA Service Shares.

        This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

High Income Fund/VA Service Shares.

        This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Money Fund/VA.

        This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA Service Shares.

        This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and high yield securities of U.S. and foreign companies.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio.

        This Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Mid-Cap Value Portfolio.

        The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Bond-Debenture Portfolio.

        The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth Opportunities Portfolio.

        The Fund's investment objective is to seek capital appreciation.

America's Value Portfolio.

        The Fund's investment objective is to seek income and capital appreciation.

        There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds, which accompany this prospectus, and the current Statement of Additional Information for each of the Funds. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

        Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

        Other Funds may be available for Contracts purchased before June 1, 2003. Please see Appendix E for more information.

        Protective Life may from time to time publish certain "model portfolios" designed to effect certain investment strategies. In selecting a model portfolio as a Purchase Payment allocation, an Owner is allocating prescribed percentages of Purchase Payments to each of the Sub-Accounts comprising the model. Protective Life does not warrant that the underlying Funds in the model will achieve their investment objective(s) or that the model will achieve its investment strategy. Likewise, Protective Life does not represent or imply that a model selected by an Owner is suitable for that Owner. From time to time, Protective Life may revise the composition of a model portfolio. In this event, Protective Life will not change an Owner's existing Purchase Payment allocation or percentages to reflect changes in a model selected by the Owner. If an Owner desires to change his or her Purchase Payment allocation or percentages to reflect a revised or different model, he or she must submit new allocation instructions. You should carefully consider your own investment objectives and risk tolerance before selecting any Sub-Accounts or model portfolios.

Other Information about the Funds

        Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

        For Funds that pay 12b-1 fees, our affiliate, Investment Distributors, Inc., the principal underwriter for the Contracts, will receive 12b-1 fees deducted from Fund assets for providing certain distribution and shareholder support services to the Fund. Protective Life has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life and its affiliates) in the Funds managed by that manager or advisor. These percentages differ, and some investment managers or advisors pay us more than other investment managers or advisors. These fees are in consideration for administrative services provided to the Funds by Protective Life and its affiliates. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders. The amounts we receive under these agreements may be significant.

Other Investors in the Funds

        PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable life insurance contracts issued through Protective Life, and to Protective Life Annuity and Insurance Company (formerly American Foundation Life Insurance Company) a Protective Life affiliate, as the underlying investment for variable annuity contracts issued by Protective Life and Annuity Insurance Company. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance policies. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity and variable life insurance policies or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity policies other than the Contracts or variable life insurance policies or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)

        Shares of the Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Calvert Variable Series, Inc. (available only in certain Contracts issued before May 1, 2002), and Van Eck Worldwide Insurance Trust (available only in certain Contracts issued before May 1, 2002) are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the boards of directors (or trustees) of the Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust Variable Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

        Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

        Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

        If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

        The Elements® Classic Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract.

Use of the Contract in Qualified Plans.

        You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualified plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

        The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. Protective Life will only issue a Contract prior to each Owner's 85th birthday.

        The Owner of this Contract may be changed by Written Notice provided:

    (1)
    each new Owner's 85th birthday is after the Effective Date; and

    (2)
    each new Owner's 90th birthday is on or after the Annuity Commencement Date.

        For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit option selected. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.")

Beneficiary.

        The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

        If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

        Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

        The Annuitant is the person on whose life annuity income payments may be based. The Owner is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 85th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

        The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant's 90th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

        The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

        To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $10,000 for non-Qualified Contracts and $2,000 for Qualified Contracts. From time to time, we may reduce the minimum initial Purchase Payment amount for Contracts issued in automatic investment programs sponsored by broker-dealers who sell the Contracts. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code.

        If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to the Company by telephone, facsimile, or electronic media.

Purchase Payments

        We will only accept initial Purchase Payments before the earlier of the oldest Owner's 85th birthday, or the Annuitant's 85th birthday. The minimum subsequent Purchase Payment we will accept is $100 or $50 if made by electronic funds transfer. From time to time, we may establish a different minimum amount for subsequent Purchase Payments for Contracts issued in automatic investment programs sponsored by broker-dealers who sell the Contracts. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

        Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $2,000,000.

        Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan. (See "Allocation of Purchase Payments".)

        We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

        You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.

        For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period that you allocated to the Sub-Accounts) to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

        Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

        Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, automated telephone system or via the Internet at www.protective.com. For non-written instructions regarding allocations, we will require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

        A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

        The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value.") The class of Accumulation Units attributable to a Contract depends on the benefits package chosen by the Owner. (See "Condensed Financial Information, Accumulation Units.")

Determination of Accumulation Units.

        Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

        Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

  •
  surrenders and applicable surrender charges;

  •
  partial surrenders and applicable surrender charges;

  •
  partial automatic withdrawals;

  •
  transfer from a Sub-Account and any applicable transfer fee;

  •
  payment of a death benefit claim;

  •
  application of the Contract Value to an Annuity Option; and

  •
  deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.

Determination of Accumulation Unit Value.

        The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

        The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

  (1)
  is the result of:
    a.
    the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

    b.
    the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.
  (2)
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

  (3)
  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

        Prior to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate.

        You must transfer at least $100, or if less, the entire amount in the Allocation Option each time you make a transfer. If after the transfer, the Contract Value remaining in any Allocation Option from which a transfer is made would be less than $100, then we may transfer the entire Contract Value in that Allocation Option instead of the requested amount. We reserve the right to limit the number of transfers to no more than 12 per Contract Year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee which will not exceed $25. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions — Transfer Fee".)

        Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of:

  (1)
  $2,500; or

  (2)
  25% of the Contract Value in the Fixed Account value.

        Transfers into any DCA Fixed Account are not permitted.

        Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, automated telephone system or via the Internet at www.protective.com. From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written requests and facsimile transmitted requests for such transfers. We will require a form of personal identification prior to acting on non-written requests and facsimile transmitted requests and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

        After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

Reliability of Communications Systems.

        The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Reservation of Rights to Limit Transfers.

        We reserve the right to limit amounts transferred into or out of any account within the Guaranteed Account. We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions and facsimile transmitted instructions) without prior notice for any Contract or class of Contracts at any time for any reason.

        Excessive transfer activity can disrupt orderly Fund management strategies and increase Fund expenses by causing the following:

        •  increased trading and transaction costs;

        •  disruption of planned investment strategies;

        •  forced and unplanned portfolio turnover;

        •  lost opportunity costs; and

        •  large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

In response to excessive trading, we may refuse to honor transfers requested by a third party acting on behalf of more than one Contract Owner, such as market timing services. We may also refuse to honor transfers when we determine, in our sole discretion, that transfers are harmful to the Funds or Contract Owners as a whole.

Dollar Cost Averaging.

        Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Allocation Option, except that no transfers may be made into any account of the Guaranteed Account or the Oppenheimer Money Fund Sub-Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

        You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

        You may allocate all or a portion of your initial Purchase Payment to a DCA Fixed Account. Subsequent Purchase Payments, however, may not be allocated to a DCA Fixed Account. If you allocate your initial Purchase Payment to a DCA Fixed Account, you must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months, from DCA Fixed Account 2 is twelve months and from DCA Fixed Account 3 is twenty-four months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

        The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

        From time to time, we may offer interest rates on our DCA Fixed Accounts that are higher than the interest rates we offer on the Fixed Account. The interest rates on the DCA Fixed Accounts, however, apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

        There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

        Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. You may not transfer any Contract Value to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

        You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

        There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

Surrender.

        At any time before the Annuity Commencement Date, you may request a surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request by Written Notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time. Partial and full surrenders from Contracts issued as tax sheltered annuities are prohibited in certain circumstances. (See "Federal Tax Matters.") A surrender may have federal and state income tax consequences. (See "Taxation of Partial and Full Surrenders".) A surrender value may be available under certain Annuity Options. (See "Annuitization".) In accordance with SEC regulations, surrenders and partial surrenders are generally payable within 7 calendar days of our receiving Written Notice of your request. (See "Suspension or Delay in Payments".)

Surrender Value.

        The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice requesting surrender and your Contract at our administrative office.

Partial Surrender.

        At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $10,000 for non-Qualified Contracts and $2,000 for Qualified Contracts. You may request a partial surrender by Written Notice or, if we have received your completed Telephone Withdrawal Authorization Form, by telephone. Partial surrenders by telephone are subject to limitations. We may eliminate partial withdrawals by telephone or change the requirements for partial withdrawals by telephone for any Contract or class of Contracts at any time without prior notice.

        We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

        You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

        A partial surrender may have federal and state income tax consequences. (See "Taxation of Partial and Full Surrenders".)

Cancellation of Accumulation Units.

        Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

        The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts.

        There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

        Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

        In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

        Currently, the Company offers a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

  (1)
  made an initial Purchase Payment of at least $10,000; or

  (2)
  a Contract Value as of the previous Contract Anniversary equal to $10,000.

        The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

        When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic fund transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

        If any partial automatic withdrawal transaction would result in a Contract Value of less than $10,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $10,000 again. The partial automatic withdrawal plan will also terminate in the event that a non-automated partial surrender is made from a Contract participating in the plan, except in the case of a partial surrender taken as a minimum required distribution from a Qualified Plan. (See "Qualified Retirement Plans".) Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

        There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

        The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

        The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts are not available in all States. See "The Fixed Account" and "The DCA Fixed Accounts" for more information. The Fixed Account and the DCA Fixed Accounts are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

        From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

The Fixed Account.

        The Fixed Account is not available in the states of Massachusetts, South Carolina, or Washington. In states where the Fixed Account is available, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

        The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

        We currently offer three DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months, from DCA Fixed Account 2 is twelve months and from DCA Fixed Account 3 is twenty-four months. DCA Fixed Account 3 is not available in the states of Massachusetts, South Carolina or Washington.

        DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See "Transfers, Dollar Cost Averaging.") Currently, the DCA Fixed Accounts are available only for initial Purchase Payments designated for dollar cost averaging. If, at a future date, we allow subsequent Purchase Payments to be allocated to a DCA Fixed Account, they may not be so allocated if on the day we receive the Purchase Payment, the value of that DCA Fixed Account is greater than $0. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which transfers are allowed from that DCA Fixed Account.

Guaranteed Account Value.

        Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

  (1)
  Purchase Payments allocated to the Guaranteed Account; plus

  (2)
  amounts transferred into the Guaranteed Account; plus

  (3)
  interest credited to the Guaranteed Account; minus

  (4)
  amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

  (5)
  the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

  (6)
  fees deducted from the Guaranteed Account.

        For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

        If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

        We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Payment of the Death Benefit.

        The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

  (1)
  the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,

  (2)
  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

Continuation of the Contract by a Surviving Spouse.

        If the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 85th birthday is after the Effective Date and the 90th birthday is after the Annuity Commencement Date then in effect. The Contract will continue with the value of the death benefit, including the Earnings Enhancement Death Benefit if it was selected, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. Neither the death benefit nor the optional Earnings Enhancement Death Benefit, if it was selected, is terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

        A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

        If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

        The death benefit provisions of this Contract shall be interpreted to comply with the requirements of §72(s) of the Internal Revenue Code. We reserve the right to endorse this Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Selecting a death benefit.

        All Contracts are issued with the Return of Purchase Payments Death Benefit. You may also be eligible to select one of the optional benefit packages, the Earnings Enhancement Death Benefit, or both at the time you apply for your Contract. Your selection may not be changed after we issue the Contract. The optional benefit packages and the Earnings Enhancement Death Benefit are subject to age limitations. Optional benefit packages and the Earnings Enhancement Death Benefit provide a death benefit that may be greater than the Return of Purchase Payments Death Benefit. Owners who intend to use their Contracts in connection with Qualified Plans, including IRAs, should consider the income tax effects that such a death benefit may have on their plans. See the discussion of death benefits in "Federal Tax Matters, Qualified Retirement Plans." Please consult your tax adviser.

Return of Purchase Payments Death Benefit

        The death benefit will equal the greater of:

  (1)
  the Contract Value; or

  (2)
  aggregate Purchase Payments less an adjustment for each surrender.

        For Contracts purchased after December 31, 2002, the adjustment for each surrender in item (2) is the amount that reduces the aggregate Return of Purchase Payments Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges. See Appendix A for an example of the calculation of each death benefit.

Optional Benefit Packages

        At the time of application, an eligible Owner may purchase one of the optional benefit packages. You may purchase an optional benefit package only at the time of application. If you purchase your Contract after May 31, 2003, you may purchase an optional benefit package only if the Effective Date is before the oldest Owner's 76th birthday. A death benefit available under an optional benefit package must be distributed according to the rules in the "Death Benefit" section above. See "Charges and Deductions, Surrender Charges" for a discussion of the waiver of surrender charges.

        Currently, two optional benefit packages are available: (1) the Annual Reset Death Benefit Package, and (2) the Compound and 3-Year Reset Death Benefit Package. An optional benefit package may provide a death benefit that is greater than the Return of Purchase Payments Death Benefit provided under the Contract and a waiver of surrender charges under certain circumstances. If you purchase either of these packages, the mortality and expense risk expense charge will increase by 0.15% to 1.40%, for total mortality and expense risk and administration charges of 1.55%. (See "Charges and Deductions".) Once you select an optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner's birthday as references to the Annuitant's birthday.

        For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit selected and without any change in the

Contract's mortality and expense risk charge. It is possible that, at the time of an Owner's death, the death benefits under the optional benefit packages will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the added cost of the optional benefit packages before you decide whether an optional benefit package is right for you.

        See Appendix A for an example of the calculation of each death benefit.

Annual Reset Death Benefit Package.

        We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:

  •
  the Contract Value on that Contract Anniversary; plus

  •
  all Purchase Payments since that Contract Anniversary; minus

  •
  an adjustment for each surrender since that Contract Anniversary.

        For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the annual reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges, since that Contract Anniversary.

        The death benefit will equal the greater of:

    (1)
    the Return of Purchase Payments Death Benefit; or

    (2)
    the greatest annual reset anniversary value attained.

        See Appendix A for an example of the calculation of each death benefit.

Compound and 3-Year Reset Death Benefit Package (Not available in the State of Washington).

        We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

                The compound anniversary value is equal to the sum of:

  (a)
  the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus an adjustment for each surrender prior to that Contract Anniversary; plus,

  (b)
  any Purchase Payments on or since that Contract Anniversary, minus an adjustment for each surrender on or since that Contract Anniversary.

        For Contracts purchased after December 31, 2002, the adjustment for each surrender in items (a) and (b) is the amount that reduces the compound death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment in item (a) is the aggregate amount surrendered, including associated surrender charges prior to that Contract Anniversary, and the adjustment in item (b) is the aggregate amount surrendered, including associated surrender charges, on or since that Contract Anniversary.

        If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

        We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal to the sum of:

  •
  the Contract Value on that Contract Anniversary; plus

  •
  all Purchase Payments since that Contract Anniversary; minus

  •
  an adjustment for each surrender since that Contract Anniversary.

        For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the 3-year reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the 3-year reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges, since that Contract Anniversary.

        The death benefit will equal the greatest of:

    (1)
    the Return of Purchase Payments Death Benefit; or

    (2)
    the compound anniversary value; or

    (3)
    the greatest 3-year reset anniversary value attained.

        See Appendix A for an example of the calculation of each death benefit.

Earnings Enhancement Death Benefit (not available in Minnesota, North Dakota or Washington)

        The Earnings Enhancement Death Benefit is an amount we pay in addition to the death benefit under a Contract. Subject to a maximum, the additional amount payable under this benefit will be equal to a percentage of your Contract's earnings, if there are any, between the Effective Date and the date as of which the death benefit is determined. If the oldest Owner is younger than 70 years old on the Effective Date, the benefit will pay 40% of earnings, up to a maximum of 80% of net Purchase Payments. If the oldest Owner is age 70 or more on that date, the benefit will pay 25% of earnings, up to a maximum of 50% of net Purchase Payments.

        For Contracts purchased after May 31, 2003, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

  •
  the Contract Value on the date as of which the amount of the death benefit is determined;

  •
  minus the Contract Value on the Effective Date and any Purchase Payments made after the Effective Date;

  •
  plus any Purchase Payments that were withdrawn after the Effective Date, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

        For Contracts purchased before June 1, 2003, the earnings to which the Earnings Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract's death benefit instead of its Contract Value.

        For purposes of determining the maximum amount payable under this benefit, net Purchase Payments will be the net of:

  •
  the Contract Value on the Effective Date;

  •
  plus any Purchase Payments made after the Effective Date;

  •
  minus any Purchase Payments that were withdrawn after the Effective Date, including any surrender charges; (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

  •
  minus any Purchase Payments made after the date 12 months before the deceased Owner's death.

        For Contracts purchased after May 31, 2003, that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

  •
  the Contract Value on the date as of which the amount of the death benefit upon the death of the surviving spouse is determined;

  •
  minus the Contract Value on the date as of which we determined the value of the death benefit upon the death of the original owner, and any Purchase Payments made after that date;

  •
  plus any Purchase Payments that were withdrawn after the date on which we determined the value of the death benefit upon the death of the original owner, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

        For Contracts purchased before June 1, 2003 that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract's death benefit instead of its Contract Value.

        For purposes of determining the maximum amount payable under this benefit for a continued Contract, net Purchase Payments will be the net of:

  •
  the Contract Value as of the date we determined the value of the death benefit upon the death of the original owner;

  •
  plus any Purchase Payments made afterwards;

  •
  minus any Purchase Payments that were withdrawn during this period, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

  •
  minus any Purchase Payments made after the date 12 months before the original surviving spouse's death.

        The Earnings Enhancement Death Benefit is currently available only at the time you apply for a Contract. You may purchase the Earnings Enhancement Death Benefit only when you apply for a Contract and only if the Effective Date is before the oldest Owner's 76th birthday.

        The Earnings Enhancement Death Benefit will increase the Contract's mortality and expense risk charge by 0.25% from 1.25% to 1.50% for a Contract with the Return of Purchase Payments Death Benefit and from 1.40% to 1.65% for a Contract with an optional benefits package. (See "Charges and Deductions.") No amount will be payable under this benefit after it terminates or if the Contract is transferred to any new Owner who was age 70 or more on the benefit's effective date. Additionally, no amount will be payable under this benefit if there are no earnings, as described above, as of the date on which we determine the death benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the benefit's added cost before you decide whether this benefit is right for you.

        Once purchased, neither Protective nor you can unilaterally terminate the Earnings Enhancement Death Benefit unless the entire Contract is terminated. The Earnings Enhancement Death Benefit will automatically terminate on the earlier of (1) the Annuity Commencement Date or (2) the later of the 10th Contract Anniversary or the oldest Owner's 90th birthday. Upon termination of this benefit, the mortality and expense risk charge will decrease by 0.25%.

        The Earnings Enhancement Death Benefit may be purchased with Contracts used in connection with Qualified Plans. Please consult your tax adviser.

        Please see Appendix D for an example of the calculation of the Earnings Enhancement Death Benefit.

SUSPENSION OR DELAY IN PAYMENTS

        Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

  (1)
  when the New York Stock Exchange is closed; or

  (2)
  when trading on the New York Stock Exchange is restricted; or

  (3)
  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

  (4)
  when the SEC, by order, so permits for the protection of security holders.

        We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

        If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

        We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or, if you elected early annuitization, when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Commencement Date."). We do not apply the surrender charge to the payment of a death benefit.

        In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

Free Withdrawal Amount.

        Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 15% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 15% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 15% of the Contract Value as of the prior Contract Anniversary. For purposes of determining the free withdrawal amount, we will treat surrendered Contract Value as coming first from the free withdrawal amount, next from Purchase Payments, and then from any remaining earnings. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously surrendered, both measured as of the Contract Anniversary for which values are being determined.

        Withdrawals in excess of the free withdrawal amount in any Contract Year are treated as surrenders and may be subject to the surrender charge. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")

Determining the Surrender Charge.

        We calculate the surrender charge by multiplying surrendered Contract Value in excess of any free withdrawal amount by its applicable surrender charge percentage, as shown below. We will not assess a surrender charge on surrenders or partial surrenders after the fifth Contract Anniversary.

Number of Full Years Elapsed Between the Effective Date and the Surrender Date	Surrender Charge as Percentage of Amount Surrendered
0	6.0%
1	6.0%
2	5.0%
3	5.0%
4	4.0%
5+	0%

        Refer to Appendix B for an example of how the surrender charge is calculated.

Reduction or Elimination of Surrender Charge.

        We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

        We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".) During any Contract Year, the total amount of such partial surrenders will reduce the free withdrawal amount available on any subsequent partial surrender.

Waiver of Surrender Charges.

        If you select an optional benefit package we will waive any applicable surrender charge if, at any time after the first Contract Year:

  (1)
  you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

  (2)
  you enter, for a period of at least ninety (90) days, a facility which is both
    (a)
    licensed by the state (in New Hampshire, operated pursuant to law); and

    (b)
    qualified as a skilled nursing home facility under Medicare or Medicaid.

        For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

        The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in less than 12 months. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice.

        Once we have granted the waiver of surrender charges, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.

        If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.

Suspension of Benefits.

        For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

Mortality and Expense Risk Charge

        To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. Before the Annuity Commencement Date, the charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account attributable to your Contract if you select only the Return of Purchase Payments Death Benefit. If you select one of the optional benefit packages, the mortality and expense risk expense charge will increase by 0.15% for a total mortality and expense risk charge of 1.40% (on an annual basis) of the average daily net assets of the Variable Account attributable to your Contract. (See "Optional Benefit Packages".) If you select the Earnings Enhancement Death Benefit, the mortality and expense risk charge will increase by 0.25% to 1.50% for the Return of Purchase Payments Death Benefit and 1.65% for the Optional Benefit Packages until the Earnings Enhancement Death Benefit terminates. (See "Earnings Enhancement Death Benefit.") On and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 1.25% (on an annual basis) of the average daily net assets of the Variable Account attributable to a Contract.

        The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as a distribution from the Contract for tax purposes. (See "Federal Tax Matters.") We may incur a profit or a loss from the mortality and expense risk charge. Any profit may be used to finance distribution and other expenses.

Administration Charges

        We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to such Contracts. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

        Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

        Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

        The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

        Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

        Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

        We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay the commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information.

ANNUITIZATION

Annuity Commencement Date

        On the Effective Date, the Annuity Commencement Date is the later of (1) the oldest Owner's or Annuitant's 90th birthday or (2) the 10th Contract Anniversary. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

        On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Changing the Annuity Commencement Date.

        The Owner may change the Annuity Commencement Date by Written Notice. Except as we may allow under the early annuitization privilege, described below, the proposed Annuity Commencement Date must be at least 30 days after the date the written request is received by the Company and at least 5 years after the Effective Date. The new Annuity Commencement Date may be any date before or on the Owner's or Annuitant's 90th birthday and may not be later than that date unless approved by Protective Life.

Early Annuitization.

        At any time after the second Contract Anniversary, we will permit you to elect the immediate annuitization of your Contract under certain Annuity Options. To elect this early annuitization, you must make your election by Written Notice, and you must select an Annuity Option providing either (i) life income with or without a certain period, or (ii) payments for a certain period of at least 10 years. We will not accept an early annuitization election if you select payments for a certain period of less than 10 years. Once we accept your early annuitization election, we will change the Annuity Commencement Date to the date on which we accepted the election, and we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment.

        We will waive any surrender charges that may otherwise apply on the date we accept your election of early annuitization. However, surrender charges will apply if, after your early annuitization election, you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. In this case, the surrender charge will be determined as described in "Charges and Deductions, Surrender Charge," but without regard to any free withdrawal amount that may have otherwise been available. (See "Charges and Deductions, Surrender Charge.")

        We reserve the right to modify, limit, suspend or eliminate the early annuitization privilege without prior notice for any Contract or class of Contracts at any time for any reason.

Fixed Income Payments

        Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments

        Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments.

Annuity Units.

        On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

        We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

        We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

        The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

  (a)
  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

  (b)
  is the Annuity Unit value for the preceding Valuation Period; and

  (c)
  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

        The AIR is equal to 5%.

        If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

        Refer to Appendix C for an explanation of the variable annuitization calculation.

Exchange of Annuity Units.

        After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options

        You may select an Annuity Option, or change your selection by Written Notice the Company receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

        You may select from among the following Annuity Options:

    Option A — Payments For a Certain Period:

                We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be fully or partially surrendered for a commuted value while variable income payments under Option A are being made, but fixed income payments under this option may not be surrendered. Refer to Appendix C for an explanation of the commuted value calculation.

    Option B — Life Income With Or Without A Certain Period:

                Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made. The Contract may not be surrendered while variable income payments under Option B are being made regardless of whether fixed or variable income payments are selected.

    Additional Option:

                You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

        If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

        In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

        From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance. More detailed information about the calculation of performance information appears in the Statement of Additional Information.

        Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

        The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

        The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

        The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

        Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

        The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

        When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

        Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

        In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

        Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

        Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Performance Comparisons

        Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

        Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

        Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

        Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

        All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

        The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

        This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

        Protective Life is taxed as a life insurance company under the Internal Revenue Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

        Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

  (1)
  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2)
  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

  (3)
  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

        The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Internal Revenue Code and Treasury Department regulations.

Ownership Treatment.

        In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the IRS would issue guidance by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, the IRS has not issued any such guidance.

        The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

        As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

        In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

  (1)
  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

  (2)
  certain Qualified Contracts;

  (3)
  Contracts purchased by employers upon the termination of certain Qualified Plans;

  (4)
  certain Contracts used in connection with structured settlement agreements; and

  (5)
  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

        If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

        The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

        In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)

        Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at least 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.

        The Contract offers optional death benefits (and may include an Earnings Enhancement Death Benefit) that in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Taxation of Annuity Payments

        Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option, adjusted for any period certain or refund feature, when payments begin divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

        Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

        There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

        Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Income Withholding".) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers".)

Taxation of Death Benefit Proceeds

        Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

  (1)
  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

  (2)
  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

        After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

  (1)
  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

  (2)
  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

        Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

Assignments, Pledges, and Gratuitous Transfers

        Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will increase to reflect the increase in the transferor's income.

Penalty Tax on Premature Distributions

        Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

  (a)
  received on or after the Owner reaches age 59 1/2;

  (b)
  attributable to the Owner's becoming disabled (as defined in the tax law);

  (c)
  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

  (d)
  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

  (e)
  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

        (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

        In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

        An exchange of one annuity contract for another annuity contract will be tax free if certain requirements are satisfied. In this regard, the Contract may be issued as a result of an exchange of an existing annuity contract that you currently own. You should consult your tax adviser regarding the conditions that must be satisfied for the exchange of an annuity contract for the Contract to be tax free.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

        In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

        The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

        The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.) Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

        If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

        In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Internal Revenue Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

        There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

  (a)
  received on or after the Owner reaches age 59 1/2;

  (b)
  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

  (c)
  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

        These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

        When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

        Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

        Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

        However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Internal Revenue Code, a "Simplified Employee Pension" under Section 408(k) of the Internal Revenue Code, or a "Simple IRA" under Section 408(p) of the Internal Revenue Code.

Roth IRAs.

        Section 408A of the Internal Revenue Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

        A qualifed distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Internal Revenue Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans.

        Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. If the Owner of the Contract purchases an optional benefit package or an Earnings Enhancement Death Benefit, the death benefit in certain circumstances may exceed the greater of the Purchase Payments and the

Contract Value. It is possible the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants.

Section 403(b) Policies.

        Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of Internal Revenue the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the optional benefit packages and the Earnings Enhancement Death Benefit under the Contract provide a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize the death benefit as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy.

        Section 403(b) Policies contain restrictions on withdrawals of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

        These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

        Section 457 of the Internal Revenue Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

        If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, is a Section 403(b) Policy or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Internal Revenue Code, qualified annuity plan under

Section 403(a) of the Code, Section 403(b) annuity or custodial account or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Internal Revenue Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

        Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

        Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

The Contract

        The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code and applicable regulations.

Error in Age or Gender

        When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

        If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

        We will not contest the Contract.

Non-Participation

        The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

        You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities In General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

        All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

        No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Internal Revenue Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

        At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

        Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

        If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

        To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

        The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

        The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Internal Revenue Code and with applicable regulations.

No Default

        The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

        We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

        IDI does not sell Contracts directly to purchasers. IDI enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

        We pay commissions for sale of the Contracts. We pay commissions as a percentage of Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While commissions may vary, we do not expect them to exceed 8% of any Purchase Payment. As compensation for marketing, training and/or other services provided, we may pay Selling Broker-Dealers asset-based amounts, bonuses, overrides and marketing allowances in addition to ordinary commissions. These payments, which may be different for different Selling Broker-Dealers, will be made by Protective Life or IDI out of their own assets and will not change the amounts paid by Contract owners to purchase, hold or surrender their Contracts. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts.

        We pay commissions to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses. During the years ended December 31, 2000, 2001 and 2002, IDI received $18,424,658, $17,757,922 and $17,990,329, respectively, in commissions and did not retain any of these commissions.

        Additionally, IDI receives fees assessed against shares of many of the Funds attributable to the Contracts. These Funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the class of shares sold to certain Sub-Accounts. The plans permit these Funds to pay fees out of their assets to broker-dealers that distribute that class of shares. IDI may pay some or all of these amounts to us as compensation for our provision of distribution and shareholder support services relating to the Contracts on IDI's behalf.

        We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Inquiries

        You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

        Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

        Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

        In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

        The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

        The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

        Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

        Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

        The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2002 and 2001 and the related statements of operations and changes in net assets for the years ended December 31, 2002 and 2001 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

        The audited consolidated balance sheets for Protective Life as of December 31, 2002 and 2001 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2002 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS
(for Contracts purchased after December 31, 2002)

        Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the Partial Surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
	(including applicable surrender charges)
10/1(yy+4)	Purchase Payment	$80,000

        The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges (except any charge for premium taxes), including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

        Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

        Under the Return of Purchase Payments Death Benefit, the death benefit payable is the greater of:

  (1)
  Contract Value of $185,000 or,

  (2)
  aggregate Purchase Payments less an adjustment for each surrender* or $180,000 less $20,000 equals $160,000.

        The death benefit payable is then $185,000.

  *
  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Return of Purchase Payments Death Benefit in the same proportion on the date of the surrender is 20% of $100,000, or $20,000.

Annual Reset Death Benefit Option

        The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

  **
  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the

A-1

    adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Annual Reset Anniversary Death Benefit in the same proportion on the date of the surrender is 20% of $130,000, or $26,000.

        The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

        Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

  (1)
  the Return of Purchase Payments Death Benefit of $185,000; or

  (2)
  the Annual Reset Death Benefit of $190,000.

        The death benefit payable is then $190,000.

Compound and 3-Year Reset Death Benefit Option

        The Compound Death Benefit is equal to (1) the accumulation to the most recent Contract Anniversary of all prior Purchase Payments, less an adjustment for each amount surrendered before the most recent Contract Anniversary, using an annual effective interest rate of 4%, plus (2) all Purchase Payments on or since that Contract Anniversary less an adjustment for each amount surrendered since that Contract Anniversary. (An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner's 71st birthday.) For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

        The Compound Death Benefit is:

    Purchase Payment of $100,000 times (1.04 TO THE POWER OF 5) equals $121,665.29; minus
    Surrender adjustment of $21,632*** times (1.04 TO THE POWER OF 2.75) equals $24,095.63; plus
    Purchase Payment of $80,000 times (1.04 TO THE POWER OF 0.25) equals $80,788.27;
    equals $178,357.93.

***
The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. On the date of the surrender, the Compound Death Benefit is $100,000 x 1.04 TO THE POWER OF 2, or $108,160. The amount that reduces the Compound Death Benefit on that date in the same proportion that the amount surrendered reduces the Contract Value is 20% of $108,160, or $21,632.

        The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each amount surrendered since that Contract Anniversary, as shown below.

        The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000.

        The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

        Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

  (1)
  the Return of Purchase Payments Death Benefit of $185,000; or

  (2)
  the Compound Death Benefit of $178,357.93; or

  (3)
  the 3-Year Reset Death Benefit, of $185,000.

        The death benefit payable is then $185,000.

A-2

APPENDIX B

EXAMPLE OF SURRENDER CHARGE CALCULATION

        Surrender Charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between the Effective Date and the Surrender Date	Surrender Charge Percentage
0	6.0%
1	6.0%
2	5.0%
3	5.0%
4	4.0%
5+	0.0%

        Assume an initial Purchase Payment of $100,000 is made on the Effective Date followed one year later by a subsequent Purchase Payment of $50,000. On the third Contract Anniversary, assume the Contract Value is $175,000.

        During the fourth Contract Year, when the Contract Value has increased to $185,000, a partial surrender of $50,000 is requested. On the fourth Contract Anniversary, when the Contract Value is $165,000, a full surrender is requested.

        When the partial surrender is requested, 15% of $175,000 equals $26,250 is available free of surrender charges. The remaining surrendered amount of $50,000 less $26,250 equals $23,750 is subject to surrender charges. Since 3 full years have elapsed since the Contract Effective Date, a 5% surrender charge will apply and the surrender charge is $23,750 times 5.0% which equals $1,187.50.

        For the full surrender of $165,000, $38,750 represents earnings in the Contract and is free of surrender charges. The remaining $126,250 ($165,000 minus $38,750) is subject to surrender charges. Since 4 full years have elapsed since the Effective Date a 4% surrender charge percentage will apply. The amount of the surrender charge on the full surrender is $126,250 times 4.0% which equals $5,050.00

B-1

APPENDIX C

EXPLANATION OF THE VARIABLE ANNUITIZATION CALCULATION

        Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

        There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Contract Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

        Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

        The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

        Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

        A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Contract Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and the early annuitization privilege, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Commencement Date, Early Annuitiation.")

C-1

APPENDIX D

EXAMPLE OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION:
(for Contracts purchased after May 31, 2003)

Earnings Enhancement Death Benefit

        The Earnings Enhancement Death Benefit (EEDB) is an amount we may pay in addition to the death benefit under a Contract. Subject to a cap, the additional amount payable under this benefit will be calculated in accordance with the following formula:

    A × B = EEDB, where:

A	=	It the oldest Owner is younger than 70 years old on the Effective Date, 40%; if the oldest Owner is age 70 or more on that date, 25%.
B	=	Contract Value minus the Earnings Benefit Base. This amount is capped at 200% of: the net of the Earnings Benefit Base minus any Purchase Payments made within 12 months of the deceased Owner's date of death.
The Earnings Benefit Base is equal to: the Contract Value on the Effective Date, plus any Purchase Payments made after the Effective Date, minus any Purchase Payments withdrawn after the Effective Date (including any applicable surrender charges).
For purposes of calculating the EEDB, withdrawals are applied against earnings in the Contract first, and then against Purchase Payments.

Example:

        Assume that the Owner is age 69 on the Effective Date, 1/1/yy. The following hypothetical transactions and consequent valuations occur on a Contract that had a Return of Purchase Payments Death Benefit and Earnings Enhancement Death Benefit when it was purchased:

Date	Transaction Type	Transaction Amount	Contract Value	Earnings Benefit Base	Contract Earnings	EEDB
1/1/yy	Purchase Payment	100,000	100,000	100,000	—	—
1/1/yy+1	Withdrawal	5,000	85,000	95,000	—	—
7/1/yy+7	Purchase Payment	10,000	250,000	105,000	145,000	58,000
1/1/yy+8	Withdrawal	15,000	305,000	105,000	200,000	76,000
1/1/yy+12	Withdrawal	50,000	355,000	105,000	250,000	84,000

Explanation:

        On January 1, yy, an initial Purchase Payment of $100,000 is received. At this point, the Earnings Benefit Base is equal to the Contract Value on the benefit's effective date ($100,000) and the EEDB is zero. (40% × [$100,000 - $100,000] = 0)

        On January 1, yy+1, a withdrawal of $5,000 is taken from the Contract and the Contract shows $10,000 loss in its sub-account investments. The Contract Value after this withdrawal is $85,000. Because the Contract's earnings prior to withdrawal are zero, the entire $5,000 is withdrawn from Purchase Payments and the Earnings Benefit Base is reduced to $95,000. Again, the EEDB is zero. (40% ×[$85,000 - $95,000] = 0)

        On July 1, yy+7 a subsequent Purchase Payment of $10,000 is received. Combined with cumulative Contract earnings of $145,000, this makes the Contract Value equal to $250,000. The Earnings Benefit Base also increases to $105,000 as a result of this Purchase Payment. The EEDB equals 40% of earnings

D-1

because the cap is higher than this amount. In this case, the EEDB works out to be $58,000 (40% × [$250,000 - $105,000] = $58,000)

        On January 1, yy+8, a withdrawal of $15,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $15,000 is withdrawn from cumulative earnings of $215,000 leaving a cumulative $200,000 of earnings in the Contract. This makes the Contract Value equal to $305,000. The $200,000 in earnings cannot be used to calculate the EEDB, however, because the earnings are in excess of the cap. The cap is 200% of the Earnings Benefit Base minus Purchase Payments received in the prior 12 months. (200% × [$105,000 - $10,000] = $190,000) Because the cap on the EEDB has triggered, the EEDB is equal to $76,000. (40% × $190,000 = $76,000)

        On January 1, yy+12, a withdrawal of $50,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $50,000 is withdrawn from cumulative earnings of $300,000, leaving a cumulative $250,000 of earnings in the Contract. This makes the Contract Value equal to $355,000. The $250,000 in earnings cannot be used to calculate the EEDB, however, because the cap on the earnings that can be applied to this benefit is $210,000. (200% × [$105,000 - $0] = $210,000) Because the cap on the EEDB has triggered, the EEDB is equal to $84,000. (40% × $210,000 =$84,000).

D-2

APPENDIX E

SUB-ACCOUNTS
For Contracts Purchased Before June 1, 2003

        The Sub-Accounts that are available in Contracts purchased before June 1, 2003, invest in the following Funds:

Protective Investment Company
International Equity Fund
Small Cap Value Fund
Capital Growth Fund
CORE U.S. Equity Fund
Growth and Income Fund
Global Income Fund

Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA
Global Securities Fund/VA
Capital Appreciation Fund/VA
Main Street Fund/VA
High Income Fund/VA
Money Fund/VA
Strategic Bond Fund/VA

MFS® Variable Insurance TrustSM
New Discovery Series
Emerging Growth Series
Research Series
Investors Growth Stock Series
Investors Trust Series
Utilities Series
Total Return Series

Van Kampen Life Investment Trust
Aggressive Growth Portfolio Class II
Emerging Growth Portfolio Class I
Enterprise Portfolio Class I
Comstock Portfolio Class I
Growth and Income Portfolio Class I
Government Portfolio Class II*

Universal Institutional Funds, Inc.
Equity and Income Portfolio Class II*

Lord Abbett Series Fund
Growth and Income Portfolio
Mid-Cap Value Portfolio
Bond-Debenture Portfolio
Growth Opportunities Portfolio*
America's Value Portfolio*

Calvert Variable Series, Inc.**
Social Small Cap Growth Portfolio
Social Balanced Portfolio

Van Eck Worldwide Trust**
Worldwide Hard Assets Fund
Worldwide Real Estate Fund

* The Sub-Account investing in this Fund is not available before June 1, 2003.

** The Sub-Accounts investing in the Calvert Variable Series, Inc. and Van Eck Worldwide Trust Funds are available only to Owners who meet certain conditions. (See "Protective Variable Annuity Separate Account" in this Appendix E.)

FEES AND EXPENSES

        This table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. The Fund expenses used to prepare this table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2002. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.47%	-	6.96	%*

*	The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

        This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming an Optional Benefit Package and the Earnings Enhancement Death Benefit are selected), and both maximum total annual Fund operating expenses and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

        The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(3)    If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses**	$1,355	$2,873	$4,284	$7,301
Minimum Fund Expenses**	$759	$1,184	$1,628	$2,656

(4)    If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Exepnses**	$864	$2,495	$4,004	$7,301
Minimum Fund Expenses**	$235	$724	$1,240	$2,656
*	Generally, you cannot annuitize your Contract before its 5th anniversary. In limited circumstances we may allow you to annuitize your Contract after its 2nd anniversary. (See "Annuitization.") Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See "Charges and Deductions, Mortality and Expense Risk Charge.")
**	The range of maximum and minimum total annual Fund operating expenses used in this example does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

Protective Variable Annuity Separate Account

        The following 32 Sub-Accounts of the Variable Account are available in Contracts that were purchased before June 1, 2003:

PIC International Equity
PIC Small Cap Value
PIC Capital Growth
PIC CORE U.S. Equity
PIC Growth and Income
PIC Global Income
Van Kampen Aggressive Growth II*
Van Kampen Emerging Growth
Van Kampen Enterprise
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen Government II*,**
Van Kampen UIF Equity and Income II*,**
MFS New Discovery
MFS Emerging Growth
MFS Research

MFS Investors Growth Stock
MFS Investors Trust
MFS Utilities
MFS Total Return
Oppenheimer Aggressive Growth
Oppenheimer Global Securities
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer High Income
Oppenheimer Strategic Bond
Oppenheimer Money Fund
Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
Lord Abbett Growth Opportunities**
Lord Abbett America's Value**

* This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

** This Sub-Account is not available before June 1, 2003.

        The following four additional Sub-Accounts of the Variable Account are also available to certain Owners who purchased their Contract before May 1, 2002:

Calvert Social Small Cap Growth Calvert Social Balanced	Van Eck Worldwide Hard Assets Van Eck Worldwide Real Estate

        These four Sub-Accounts are available to Owners if they meet once or more of the following conditions:

  (1)
  as of April 30, 2002, Contract Value was allocated to the Sub-Account;

  (2)
  as of April 30, 2002, we had a current allocation instruction from the Owner directing us to allocate amounts to the Sub-Account in the future; or

  (3)
  as of April 30, 2002, we had a current dollar cost averaging transfer instruction from the Owner directing us to transfer amounts to the Sub-Account in the future.

The Funds

Protective Investment Company (PIC)

International Equity Fund.

        This Fund seeks to provide long-term capital appreciation. The Fund pursues its objective by investing, under normal circumstances, substantially all, and at least 80%, of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

Small Cap Value Fund.

        This Fund seeks to provide long-term growth of capital. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment (currently between $12 million and $3 billion).

Capital Growth Fund

        This Fund seeks long-term growth of capital. The Fund pursues its investment objective by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments that are considered by the investment adviser to have long-term capital appreciation potential.

CORESM U.S. Equity Fund.

        This Fund seeks long-term growth of capital and dividend income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments in U.S. issuers, including foreign companies that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index.

Growth and Income Fund.

        This Fund seeks long-term growth of capital and growth of income. The Fund pursues its objectives by investing, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in equity investments that the investment adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

Global Income Fund.

        This Fund seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. The Fund pursues its objectives by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of fixed-income securities of U.S. and foreign issuers (including non-dollar securities). The Fund also enters into foreign currency transactions.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II.

        Seeks capital growth.

Emerging Growth Portfolio Class I.

        Seeks capital appreciation.

Enterprise Portfolio Class I.

        Seeks capital appreciation through investment in securities believed by the investment adviser to have above average potential for capital appreciation.

Comstock Portfolio Class I.

        Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Growth and Income Portfolio Class I.

        Seeks long-term growth of capital and income.

Government Portfolio Class II.

        Seeks high current return consistent with preservation of capital.

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II.

        Seeks both capital appreciation and current income.

MFS® Variable Insurance TrustSM

New Discovery Series.

        This Fund seeks capital appreciation.

Emerging Growth Series.

        This Fund seeks to provide long-term growth of capital.

Research Series.

        This Fund seeks to provide long-term growth of capital and future income.

Investors Growth Stock Series.

        This Fund seeks to provide long-term growth of capital and future income rather than current income.

Investors Trust Series.

        This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

Utilities Series.

        This Fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

Total Return Series.

        This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

Aggressive Growth Fund/VA.

        This Fund seeks capital appreciation by investing in "growth type" companies.

Global Securities Fund/VA.

        This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.

Capital Appreciation Fund/VA.

        This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Main Street Fund/VA.

        This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

High Income Fund/VA.

        This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Money Fund/VA.

        This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA.

        This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and high yield securities of U.S. and foreign companies.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio.

        This Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Mid-Cap Value Portfolio.

        The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Bond-Debenture Portfolio.

        The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth Opportunities Portfolio.

        The Fund's investment objective is to seek capital appreciation.

America's Value Portfolio.

        The Fund's investment objective is to seek income and capital appreciation.

Calvert Variable Series, Inc.

Social Small Cap Growth Portfolio.

        This Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations.

Social Balanced Portfolio.

        This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the investment and social criteria.

Van Eck Worldwide Insurance Trust

Worldwide Hard Assets Fund.

        This Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities". Hard Asset Securities are the stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from the exploration, development, production or distribution of (together "Hard Assets"):

    (i)
    precious metals;

    (ii)
    natural resources;

    (iii)
    real estate; and

    (iv)
    commodities.

Worldwide Real Estate Fund.

        This Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

        There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the additional Sub-Accounts.

        Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

        Refer to "Other Information about the Funds" and "Other Investors in the Funds" in this prospectus for more information about the Funds.

APPENDIX F

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

        The date of inception of each of the Sub-Accounts is as follows:

March 14, 1994 —	PIC International Equity
PIC Small Cap Value
PIC CORESM U.S. Equity
PIC Growth and Income
PIC Global Income
Oppenheimer Money Fund
June 13, 1995 —	PIC Capital Growth
July 1, 1997 —	Calvert Social Small Cap Growth
Calvert Social Balanced
MFS Emerging Growth
MFS Research
MFS Investors Trust
MFS Total Return
Oppenheimer Aggressive Growth
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer Strategic Bond
November 5, 1998 —	MFS New Discovery
MFS Utilities
Oppenheimer Global Securities
Oppenheimer High Income
Van Eck Worldwide Hard Assets
Van Eck Worldwide Real Estate
May 1, 2000 —	MFS Investors Growth Stock
Van Kampen Emerging Growth
Van Kampen Enterprise
Van Kampen Comstock
Van Kampen Growth and Income
October 1, 2000 —	Van Kampen Aggressive Growth II
May 1, 2002 —	Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
June 1, 2003 —	Lord Abbett Growth Opportunities
Lord Abbett America's Value
MFS Emerging Growth SS
MFS Research SS
MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS
Oppenheimer Aggressive Growth SS
Oppenheimer Capital Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Strategic Bond SS
Oppenheimer Global Securities SS
Oppenheimer High Income SS
Van Kampen Emerging Growth II
Van Kampen Enterprise II
Van Kampen Comstock II
Van Kampen Growth and Income II
Van Kampen Government II
Van Kampen UIF Equity and Income II

Accumulation Units

        The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Elements® Classic Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Elements® Classic Contract. Only the classes of Accumulation Units available in the Elements® Classic Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see "Fees and Expenses, Periodic Charges," on page 4 of this prospectus.

        You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

F-1

Accumulation Unit Values*
Return of Purchase Payments Death Benefit without EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	9.48	11.18	13.12	13.51	16.07	21.09	17.88	13.65	10.98
Small Cap Value	8.91	9.35	11.09	14.46	12.07	11.93	15.56	18.67	17.18
Capital Growth	—	10.36	12.48	16.56	22.00	27.72	25.35	21.38	15.93
CORESM U. S. Equity	9.94	13.40	16.12	20.81	25.10	30.45	26.98	23.69	18.08
Growth and Income	9.71	12.66	15.83	20.27	19.40	20.28	18.86	16.84	14.73
Global Income	9.82	11.32	12.22	13.25	14.42	14.05	15.10	15.60	16.36
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	7.62	4.64	3.08
Emerging Growth	—	—	—	—	—	—	7.29	4.93	3.28
Enterprise	—	—	—	—	—	—	7.76	6.09	4.24
Comstock	—	—	—	—	—	—	13.01	12.51	9.96
Growth and Income	—	—	—	—	—	—	11.12	10.32	8.70
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	11.97	20.46	19.78	18.52	12.48
Emerging Growth	—	—	—	11.36	15.02	26.19	20.76	13.61	8.89
Research	—	—	—	10.89	13.24	16.21	15.20	11.81	8.78
Investors Growth Stock	—	—	—	—	—	—	8.68	6.49	4.64
Investors Trust	—	—	—	11.40	13.75	14.47	14.25	11.81	9.20
Utilities	—	—	—	—	10.65	13.74	14.51	10.84	8.26
Total Return	—	—	—	11.10	12.29	12.50	14.30	14.13	13.21
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	10.97	12.16	22.01	19.26	13.05	9.29
Global Securities	—	—	—	—	11.26	17.60	18.24	15.82	12.14
Capital Appreciation	—	—	—	11.22	13.72	19.16	18.85	16.25	11.72
Main Street	—	—	—	11.83	12.21	14.66	13.19	11.68	9.35
High Income	—	—	—	—	10.51	10.81	10.26	10.31	9.93
Money Fund	1.02	1.05	1.09	1.13	1.17	1.21	1.27	1.30	1.30
Strategic Bond	—	—	—	10.33	10.47	10.63	10.75	11.12	11.78
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	8.10
Mid-Cap Value	—	—	—	—	—	—	—	—	8.41
Bond-Debenture	—	—	—	—	—	—	—	—	10.31
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	11.04	10.22	12.03	12.61	13.73	10.48
Social Balanced	—	—	—	11.14	12.77	14.13	13.50	12.38	10.73
Van Eck
Worldwide Hard Assets	—	—	—	—	9.50	11.34	12.45	11.00	10.53
Worldwide Real Estate	—	—	—	—	10.39	10.04	11.75	12.20	11.49

*	Accumulation Unit values are rounded to the nearest whole cent.

F-2

Accumulation Unit Values*
Optional Benefit Package without EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	—	—	—	—	—	21.06	17.82	13.58	10.91
Small Cap Value	—	—	—	—	—	11.91	15.51	18.58	17.07
Capital Growth	—	—	—	—	—	27.67	25.26	21.28	15.83
CORESM U. S. Equity	—	—	—	—	—	30.40	26.89	23.58	17.97
Growth and Income	—	—	—	—	—	20.24	18.80	16.76	14.63
Global Income	—	—	—	—	—	14.02	15.05	15.53	16.26
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	7.61	4.63	3.07
Emerging Growth	—	—	—	—	—	—	7.28	4.91	3.27
Enterprise	—	—	—	—	—	—	7.75	6.07	4.22
Comstock	—	—	—	—	—	—	13.00	12.48	9.92
Growth and Income	—	—	—	—	—	—	11.10	10.29	8.67
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	—	20.43	19.71	18.43	12.40
Emerging Growth	—	—	—	—	—	26.14	20.69	13.55	8.83
Research	—	—	—	—	—	16.18	15.16	11.75	8.73
Investors Growth Stock	—	—	—	—	—	—	8.67	6.48	4.62
Investors Trust	—	—	—	—	—	14.44	14.20	11.75	9.14
Utilities	—	—	—	—	—	13.72	14.46	10.79	8.20
Total Return	—	—	—	—	—	12.47	14.25	14.06	13.13
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	—	—	21.97	19.20	12.99	9.24
Global Securities	—	—	—	—	—	17.57	18.18	15.74	12.07
Capital Appreciation	—	—	—	—	—	19.13	18.79	16.17	11.65
Main Street	—	—	—	—	—	14.63	13.14	11.62	9.29
High Income	—	—	—	—	—	10.79	10.23	10.26	9.86
Money Fund	—	—	—	—	—	1.21	1.26	1.29	1.29
Strategic Bond	—	—	—	—	—	10.61	10.72	11.06	11.70
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	8.10
Mid-Cap Value	—	—	—	—	—	—	—	—	8.40
Bond-Debenture	—	—	—	—	—	—	—	—	10.30
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	—	—	12.01	12.57	13.66	10.42
Social Balanced	—	—	—	—	—	14.10	13.45	12.32	10.66
Van Eck
Worldwide Hard Assets	—	—	—	—	—	11.32	12.41	10.94	10.47
Worldwide Real Estate	—	—	—	—	—	10.02	11.71	12.14	11.42

*	Accumulation Unit values are rounded to the nearest whole cent.

F-3

Accumulation Unit Values*
Return of Purchase Payments Death Benefit with EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	—	—	—	—	—	—	—	13.62	10.93
Small Cap Value	—	—	—	—	—	—	—	18.63	17.10
Capital Growth	—	—	—	—	—	—	—	21.34	15.86
CORESM U. S. Equity	—	—	—	—	—	—	—	23.64	18.00
Growth and Income	—	—	—	—	—	—	—	16.80	14.66
Global Income	—	—	—	—	—	—	—	15.57	16.28
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	—	4.63	3.07
Emerging Growth	—	—	—	—	—	—	—	4.91	3.26
Enterprise	—	—	—	—	—	—	—	6.07	4.22
Comstock	—	—	—	—	—	—	—	12.48	9.91
Growth and Income	—	—	—	—	—	—	—	10.30	8.66
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	—	—	—	18.48	12.42
Emerging Growth	—	—	—	—	—	—	—	13.58	8.85
Research	—	—	—	—	—	—	—	11.78	8.74
Investors Growth Stock	—	—	—	—	—	—	—	6.48	4.62
Investors Trust	—	—	—	—	—	—	—	11.78	9.16
Utilities	—	—	—	—	—	—	—	10.82	8.22
Total Return	—	—	—	—	—	—	—	14.10	13.15
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	—	—	—	—	13.02	9.25
Global Securities	—	—	—	—	—	—	—	15.78	12.09
Capital Appreciation	—	—	—	—	—	—	—	16.21	11.66
Main Street	—	—	—	—	—	—	—	11.65	9.31
High Income	—	—	—	—	—	—	—	10.29	9.88
Money Fund	—	—	—	—	—	—	—	1.29	1.29
Strategic Bond	—	—	—	—	—	—	—	11.09	11.72
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	8.09
Mid-Cap Value	—	—	—	—	—	—	—	—	8.39
Bond-Debenture	—	—	—	—	—	—	—	—	10.30
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	—	—	—	—	13.70	10.43
Social Balanced	—	—	—	—	—	—	—	12.36	10.68
Van Eck
Worldwide Hard Assets	—	—	—	—	—	—	—	10.97	10.48
Worldwide Real Estate	—	—	—	—	—	—	—	12.17	11.44

*	Accumulation Unit values are rounded to the nearest whole cent.

F-4

Accumulation Unit Values*
Optional Benefit Package with EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	—	—	—	—	—	—	—	13.55	10.86
Small Cap Value	—	—	—	—	—	—	—	18.54	16.99
Capital Growth	—	—	—	—	—	—	—	21.23	15.76
CORESM U. S. Equity	—	—	—	—	—	—	—	23.53	17.88
Growth and Income	—	—	—	—	—	—	—	16.72	14.56
Global Income	—	—	—	—	—	—	—	15.49	16.18
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	—	4.62	3.06
Emerging Growth	—	—	—	—	—	—	—	4.90	3.25
Enterprise	—	—	—	—	—	—	—	6.06	4.20
Comstock	—	—	—	—	—	—	—	12.45	9.87
Growth and Income	—	—	—	—	—	—	—	10.27	8.62
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	—	—	—	18.39	12.35
Emerging Growth	—	—	—	—	—	—	—	13.52	8.79
Research	—	—	—	—	—	—	—	11.72	8.69
Investors Growth Stock	—	—	—	—	—	—	—	6.46	4.60
Investors Trust	—	—	—	—	—	—	—	11.72	9.10
Utilities	—	—	—	—	—	—	—	10.77	8.17
Total Return	—	—	—	—	—	—	—	14.03	13.07
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	—	—	—	—	12.96	9.19
Global Securities	—	—	—	—	—	—	—	15.71	12.01
Capital Appreciation	—	—	—	—	—	—	—	16.14	11.59
Main Street	—	—	—	—	—	—	—	11.60	9.25
High Income	—	—	—	—	—	—	—	10.24	9.82
Money Fund	—	—	—	—	—	—	—	1.29	1.28
Strategic Bond	—	—	—	—	—	—	—	11.04	11.65
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	8.08
Mid-Cap Value	—	—	—	—	—	—	—	—	8.38
Bond-Debenture	—	—	—	—	—	—	—	—	10.28
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	—	—	—	—	13.63	10.37
Social Balanced	—	—	—	—	—	—	—	12.30	10.61
Van Eck
Worldwide Hard Assets	—	—	—	—	—	—	—	10.92	10.42
Worldwide Real Estate	—	—	—	—	—	—	—	12.11	11.36

*	Accumulation Unit values are rounded to the nearest whole cent.

F-5

Accumulation Units Outstanding**
Return of Repurchase Payments Death Benefit without EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	2,588,605	4,954,564	7,363,767	9,722,696	10,798,391	10,449,270	9,951,471	7,941,172	6,172,752
Small Cap Value	2,347,968	4,579,808	5,797,119	7,429,530	8,201,197	6,671,154	5,558,766	4,939,011	4,323,212
Capital Growth	—	930,249	2,419,601	4,493,710	6,926,984	9,304,240	9,490,574	8,045,942	6,432,778
CORESM U. S. Equity	1,682,927	4,128,798	6,300,382	8,495,067	10,415,387	11,889,192	11,358,606	9,740,951	7,676,260
Growth and Income	4,260,743	10,012,351	13,291,398	17,539,696	19,909,590	16,852,150	13,775,704	11,356,707	9,412,410
Global Income	1,457,712	2,438,238	3,081,317	3,677,919	4,330,727	4,417,091	3,895,619	3,416,464	2,947,599
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	35,328	217,831	242,076
Emerging Growth	—	—	—	—	—	—	2,624,094	5,026,914	4,945,429
Enterprise	—	—	—	—	—	—	1,365,309	3,098,090	4,104,568
Comstock	—	—	—	—	—	—	770,357	3,857,912	5,448,958
Growth and Income	—	—	—	—	—	—	1,072,397	4,708,671	7,032,481
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	0	119,735	556,357	592,137	591,041
Emerging Growth	—	—	—	292,318	1,102,153	2,417,374	3,152,340	2,637,417	1,900,895
Research	—	—	—	577,212	1,987,679	3,724,827	4,780,858	4,372,647	3,378,814
Investors Growth Stock	—	—	—	—	—	—	512,272	1,468,634	1,497,449
Investors Trust	—	—	—	234,240	1,409,735	4,336,388	5,157,196	5,313,155	4,346,175
Utilities	—	—	—	—	0	142,311	623,345	950,939	689,217
Total Return	—	—	—	157,430	1,060,293	2,530,284	2,996,679	4,102,590	4,933,554
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	238,172	931,993	1,430,515	2,303,048	1,952,500	1,434,737
Global Securities	—	—	—	—	0	255,811	1,135,818	1,381,578	1,245,740
Capital Appreciation	—	—	—	321,669	1,167,782	2,744,570	4,288,750	4,235,334	3,361,023
Main Street	—	—	—	247,774	1,644,982	3,650,951	5,419,206	5,952,189	5,103,652
High Income	—	—	—	—	0	74,135	257,115	516,852	607,672
Money Fund	3,034,056	4,273,270	5,577,080	3,151,349	4,526,291	10,833,442	11,194,895	18,537,802	14,673,692
Strategic Bond	—	—	—	284,169	1,524,677	2,478,990	2,641,573	2,916,350	3,043,171
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	2,424,612
Mid-Cap Value	—	—	—	—	—	—	—	—	1,297,078
Bond-Debenture	—	—	—	—	—	—	—	—	1,096,024
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	12,376	53,800	83,449	113,582	133,355	132,225
Social Balanced	—	—	—	94,365	481,687	908,525	1,002,497	822,438	739,248
Van Eck
Worldwide Hard Assets	—	—	—	—	0	3,459	6,646	18,068	37,667
Worldwide Real Estate	—	—	—	—	0	5,743	14,780	55,155	57,597

**	Accumulation Units are rounded to the nearest unit.

F-6

Accumulation Units Outstanding**
Optional Benefit Package without EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	—	—	—	—	—	41,844	146,495	130,498	134,693
Small Cap Value	—	—	—	—	—	32,563	69,832	72,047	99,099
Capital Growth	—	—	—	—	—	107,394	231,244	232,213	210,012
CORESM U. S. Equity	—	—	—	—	—	139,955	278,647	288,929	280,619
Growth and Income	—	—	—	—	—	58,789	105,052	133,710	187,142
Global Income	—	—	—	—	—	62,423	89,905	120,438	150,091
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	—	15,247	31,774
Emerging Growth	—	—	—	—	—	—	115,339	234,684	327,279
Enterprise	—	—	—	—	—	—	24,177	116,856	242,260
Comstock	—	—	—	—	—	—	15,221	129,511	274,871
Growth and Income	—	—	—	—	—	—	54,056	217,735	499,029
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	—	20,748	127,778	118,173	121,134
Emerging Growth	—	—	—	—	—	108,524	259,785	274,768	234,500
Research	—	—	—	—	—	103,466	231,874	266,914	243,520
Investors Growth Stock	—	—	—	—	—	—	85,786	169,333	304,180
Investors Trust	—	—	—	—	—	230,011	376,018	435,308	482,318
Utilities	—	—	—	—	—	39,139	217,055	197,060	152,110
Total Return	—	—	—	—	—	68,227	134,782	235,215	549,593
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	—	—	32,551	163,009	171,287	149,969
Global Securities	—	—	—	—	—	64,527	184,530	168,526	170,315
Capital Appreciation	—	—	—	—	—	151,662	289,567	323,414	373,063
Main Street	—	—	—	—	—	192,496	418,903	476,798	560,534
High Income	—	—	—	—	—	22,948	39,266	61,126	85,807
Money Fund	—	—	—	—	—	1,244,538	457,258	673,939	1,525,018
Strategic Bond	—	—	—	—	—	85,030	126,361	194,137	284,191
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	108,049
Mid-Cap Value	—	—	—	—	—	—	—	—	143,531
Bond-Debenture	—	—	—	—	—	—	—	—	74,466
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	—	—	1,317	13,519	15,400	13,916
Social Balanced	—	—	—	—	—	9,318	28,332	34,630	27,700
Van Eck
Worldwide Hard Assets	—	—	—	—	—	1,461	17,113	15,856	11,462
Worldwide Real Estate	—	—	—	—	—	10,338	13,549	21,820	20,025

**	Accumulation Units are rounded to the nearest unit.

F-7

Accumulation Units Outstanding**
Return of Purchase Payments Death Benefit with EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	—	—	—	—	—	—	—	1,958	4,407
Small Cap Value	—	—	—	—	—	—	—	2,958	13,261
Capital Growth	—	—	—	—	—	—	—	11,151	22,381
CORESM U. S. Equity	—	—	—	—	—	—	—	12,278	25,973
Growth and Income	—	—	—	—	—	—	—	9,672	26,660
Global Income	—	—	—	—	—	—	—	4,390	14,616
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	—	15,263	16,043
Emerging Growth	—	—	—	—	—	—	—	151,585	212,608
Enterprise	—	—	—	—	—	—	—	81,191	154,911
Comstock	—	—	—	—	—	—	—	122,188	244,641
Growth and Income	—	—	—	—	—	—	—	138,633	299,640
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	—	—	—	2,488	4,841
Emerging Growth	—	—	—	—	—	—	—	3,842	8,646
Research	—	—	—	—	—	—	—	12,754	27,416
Investors Growth Stock	—	—	—	—	—	—	—	16,974	47,652
Investors Trust	—	—	—	—	—	—	—	26,722	59,067
Utilities	—	—	—	—	—	—	—	5,833	7,986
Total Return	—	—	—	—	—	—	—	47,261	136,567
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	—	—	—	—	2,103	2,640
Global Securities	—	—	—	—	—	—	—	13,074	20,153
Capital Appreciation	—	—	—	—	—	—	—	21,620	41,855
Main Street	—	—	—	—	—	—	—	29,317	64,849
High Income	—	—	—	—	—	—	—	9,105	27,697
Money Fund	—	—	—	—	—	—	—	51,427	244,986
Strategic Bond	—	—	—	—	—	—	—	10,921	32,755
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	53,316
Mid-Cap Value	—	—	—	—	—	—	—	—	27,042
Bond-Debenture	—	—	—	—	—	—	—	—	31,100
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	—	—	—	—	—	310
Social Balanced	—	—	—	—	—	—	—	1,263	1,584
Van Eck
Worldwide Hard Assets	—	—	—	—	—	—	—	685	684
Worldwide Real Estate	—	—	—	—	—	—	—	115	452

**	Accumulation Units are rounded to the nearest unit.

F-8

Accumulation Units Outstanding**
Optional Benefit Package with EEDB

Sub-Account	1994	1995	1996	1997	1998	1999	2000	2001	2002
PIC
International Equity	—	—	—	—	—	—	—	4,318	10,590
Small Cap Value	—	—	—	—	—	—	—	2,637	12,021
Capital Growth	—	—	—	—	—	—	—	9,672	15,858
CORESM U. S. Equity	—	—	—	—	—	—	—	5,811	11,688
Growth and Income	—	—	—	—	—	—	—	9,338	15,107
Global Income	—	—	—	—	—	—	—	930	4,701
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	—	15,846	36,782
Emerging Growth	—	—	—	—	—	—	—	21,947	35,318
Enterprise	—	—	—	—	—	—	—	12,044	41,168
Comstock	—	—	—	—	—	—	—	12,785	43,117
Growth and Income	—	—	—	—	—	—	—	15,931	55,492
Emerging Growth II	—	—	—	—	—	—	—	—	—
Enterprise II	—	—	—	—	—	—	—	—	—
Comstock II	—	—	—	—	—	—	—	—	—
Growth and Income II	—	—	—	—	—	—	—	—	—
Government II	—	—	—	—	—	—	—	—	—
UIF Equity and Income II	—	—	—	—	—	—	—	—	—
MFS
New Discovery	—	—	—	—	—	—	—	879	7,118
Emerging Growth	—	—	—	—	—	—	—	6,336	6,879
Research	—	—	—	—	—	—	—	20,294	22,281
Investors Growth Stock	—	—	—	—	—	—	—	6,700	38,193
Investors Trust	—	—	—	—	—	—	—	8,937	21,760
Utilities	—	—	—	—	—	—	—	424	3,229
Total Return	—	—	—	—	—	—	—	16,768	45,814
Emerging Growth SS	—	—	—	—	—	—	—	—	—
Research SS	—	—	—	—	—	—	—	—	—
Investors Trust SS	—	—	—	—	—	—	—	—	—
Investors Growth Stock SS	—	—	—	—	—	—	—	—	—
Total Return SS	—	—	—	—	—	—	—	—	—
New Discovery SS	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	—	—
Oppenheimer
Aggressive Growth	—	—	—	—	—	—	—	1,349	6,809
Global Securities	—	—	—	—	—	—	—	84	10,068
Capital Appreciation	—	—	—	—	—	—	—	10,089	22,791
Main Street	—	—	—	—	—	—	—	15,305	39,333
High Income	—	—	—	—	—	—	—	—	6,559
Money Fund	—	—	—	—	—	—	—	23,218	74,010
Strategic Bond	—	—	—	—	—	—	—	2,081	17,606
Aggressive Growth SS	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	—	—
Main Street SS	—	—	—	—	—	—	—	—	—
Strategic Bond SS	—	—	—	—	—	—	—	—	—
Global Securities SS	—	—	—	—	—	—	—	—	—
High Income SS	—	—	—	—	—	—	—	—	—
Lord Abbett
Growth and Income	—	—	—	—	—	—	—	—	14,390
Mid-Cap Value	—	—	—	—	—	—	—	—	3,854
Bond-Debenture	—	—	—	—	—	—	—	—	19,662
Growth Opportunities	—	—	—	—	—	—	—	—	—
America's Value	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth	—	—	—	—	—	—	—	—	—
Social Balanced	—	—	—	—	—	—	—	—	2,707
Van Eck
Worldwide Hard Assets	—	—	—	—	—	—	—	—	8,562
Worldwide Real Estate	—	—	—	—	—	—	—	—	333

**	Accumulation Units are rounded to the nearest unit.

F-9

      Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Investment Products Division, customer service center at the address shown on the cover.

        Please send me a free copy of the Statement of Additional Information for the Elements® Classic Variable Annuity.

Name

Address

City, State, Zip

Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY
P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Elements® Classic Variable Annuity
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

        This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Elements® Classic Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

        THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION

2

CALCULATION OF YIELDS AND TOTAL RETURNS

        From time to time, Protective Life may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

        Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold.

Oppenheimer Money Fund Sub-Account Yield

        From time to time, advertisements and sales literature may quote the current annualized yield of the Oppenheimer Money Fund Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the Oppenheimer Variable Account Funds Money Fund or on its portfolio securities.

        This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the Oppenheimer Money Fund Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Oppenheimer Variable Account Funds Money Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $30 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

    Current Yield = ((NCS-ES)/UV) × (365/7)

        Where:

NCS
the net change in the value of the Fund (exclusive of unrealized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical Account having a balance of 1 Sub-Account Accumulation Unit.
ES	per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV	The Accumulation Unit value as of the end of the last day of the prior seven-day period.

        The effective yield of the Oppenheimer Money Fund Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

        The effective yield is calculated by compounding the unannualized base period return according to the following formula:

    Effective Yield = (1+((NCS-ES)/UV))365/7 - 1

3

        Where:

NCS
the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.
ES	per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV	the Accumulation Unit value as of the end of the last day of the prior seven-day period.

        Because of the charges and deductions imposed under the Contract, the current and effective yields for the Oppenheimer Money Fund Sub-Account will be lower than such yields for the Oppenheimer Variable Account Funds Money Fund.

        The current and effective yields on amounts held in the Oppenheimer Money Fund Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Oppenheimer Money Fund Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Oppenheimer Variable Account Funds Money Fund, the types of quality of portfolio securities held by the Oppenheimer Variable Account Funds Money Fund and the Oppenheimer Variable Account Funds Money Fund's operating expenses. Yields on amounts held in the Oppenheimer Money Fund Sub-Account may also be presented for periods other than a seven day period.

Other Sub-Account Yields

        From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Oppenheimer Money Fund Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

        The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes a Contract Maintenance Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 31-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:

    Yield = 2 × [(((NI-ES)/ (U × UV))+1)6 - 1]

        Where:

NI	net income of the Fund for the 30 day or one month period attributable to the Sub-Account Accumulation Units.
ES	expenses of the Sub-Account for the 30 day or one month period.
U	the average number of Accumulation Units outstanding.
UV	the Accumulation Unit value as of the end of the last day in the 30 day or one month period.

4

        Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

        The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.

        Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of Purchase Payments during the seven years prior to the surrender (including the year in which the surrender is made) on amounts surrendered.

Total Returns

        From time to time, sales literature or advertisements may also quote total returns for one or more of the Sub-Accounts for various periods of time.

        Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

        Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.

        All average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the mortality and expense risk charge and the administration charge.

        The standard average annual total return calculation assumes that the contract maintenance fee is $30 per year per contract, expressed as a percentage of the average Contract Value. For any period less than seven years, the standard average annual total return will also reflect the deduction of a surrender charge. The standard average annual total return will be calculated according to the following formula:

    TR = (ERV/P)1/N - 1

        Where:

TR	=	the average annual total return net of Sub-Account recurring charges.
ERV	=	the ending redeemable value (net of any applicable charges) of the hypothetical account at the end of the period.
P	=	a hypothetical single Purchase Payment of $1,000.
N	=	the number of years in the period.

        In addition to standard average annual total returns, sales literature or advertisements may from time to time also quote nonstandard average annual total returns that do not reflect the contract maintenance fee or the surrender charge. These nonstandard average annual total returns are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the contract maintenance fee or the deduction of a surrender charge.

5

        Protective Life may also disclose cumulative total returns in conjunction with the formats described above. The cumulative total returns will be calculated using the following formula:

    CTR = (EV/P) - 1

        Where:

CTR	=	The cumulative total return net of Sub-Account recurring charges for the period.
EV	=	The ending value of the hypothetical investment at the end of the period that does not take into account the contract maintenance fee or the surrender charge.
P	=	A hypothetical single Purchase Payment of $1,000.

Effect of the Contract Maintenance Fee on Performance Data

        The Contract provides for a $30 annual contract maintenance fee to be deducted at the end of each Contract Year from the Sub-Accounts based on the proportion that the value of each such Sub-Account bears to the total Contract Value. For purposes of reflecting the contract maintenance fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Account Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

SAFEKEEPING OF ACCOUNT ASSETS

        Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

        Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

        The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

        Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

        Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

6

LEGAL MATTERS

        Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

INDEPENDENT ACCOUNTANTS

        The statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2002 and 2001 and the related statements of operations and changes in net assets for the years then ended and the consolidated balance sheets of Protective Life as of December 31, 2002 and 2001 and the related consolidated statements of income, share-owner's equity and cash flows for each of the three years ended December 31, 2002 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, Birmingham, Alabama, independent accountants, given on the authority of said firm as experts in accounting and auditing.

OTHER INFORMATION

        A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.

FINANCIAL STATEMENTS

        The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2002 and 2001 and the related statements of operations and changes in net assets for the years then ended as well as the Report of Independent Accountants are contained herein.

        The audited consolidated balance sheets for Protective Life as of December 31, 2002 and 2001 and the related consolidated statements of income, share-owner's equity, and cash flows and the related financial statement schedules for each of the three years in the period ended December 31, 2002 as well as the Report of Independent Accountants are contained herein.

        Financial Statements and financial statement schedules follow this page.

7

        All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners and Board of Directors
of Protective Life Insurance Company

        In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of The Protective Variable Annuity Separate Account, consisting of PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, PIC Capital Growth, Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Investors Trust, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Investors Growth Stock, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Money Fund, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Strategic Stock, Van Kampen Asset Allocation, Van Kampen Aggressive Growth, Lord Abbett Growth & Income, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value and Goldman Sachs Internet Tollkeeper sub-accounts, at December 31, 2002 and 2001, and the results of its operations and changes in net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 and 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

March 17, 2003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Assets
Investment in sub-accounts at market value	$147,067	$70,867	$53,744	$79,424	$149,357	$111,630	$1,835
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	$147,067	$70,867	$53,744	$79,424	$149,357	$111,630	$1,835

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2002
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Assets
Investment in sub-accounts at market value	$9,121	$19,979	$34,332	$51,351	$92,390	$9,723	$8,187
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	$9,121	$19,979	$34,332	$51,351	$92,390	$9,723	$8,187

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2002
(In Thousands)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Assets
Investment in sub-accounts at market value	$10,916	$15,474	$50,723	$61,479	$23,299	$44,876	$20,830
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	$10,916	$15,474	$50,723	$61,479	$23,299	$44,876	$20,830

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2002
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Assets
Investment in sub-accounts at market value	$9,687	$618	$1,063	$26,264	$28,404	$89,281	$97,455
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	(3)

Total assets-	$9,687	$618	$1,063	$26,264	$28,404	$89,281	$97,452

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2002
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Total
Assets
Investment in sub-accounts at market value	$0	$0	$1,528	$0	$30,478	$19,245	$18,585	$1,389,212
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0	(3)

Total assets-	$0	$0	$1,528	$0	$30,478	$19,245	$18,585	$1,389,209

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Assets
Investment in sub-accounts at market value	$196,572	$111,688	$56,473	$94,401	$242,466	$181,485	$2,404
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	$196,572	$111,688	$56,473	$94,401	$242,466	$181,485	$2,404

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2001
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Assets
Investment in sub-accounts at market value	$11,448	$41,054	$57,592	$73,551	$67,779	$13,817	$13,873
Receivable from Protective Life Insurance Company	0	7	0	0	0	0	0

Total assets-	$11,448	$41,061	$57,592	$73,551	$67,779	$13,817	$13,873

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2001
(In Thousands)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Assets
Investment in sub-accounts at market value	$13,215	$28,586	$79,599	$82,075	$27,028	$36,915	$27,076
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	$13,215	$28,586	$79,599	$82,075	$27,028	$36,915	$27,076

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2001
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Assets
Investment in sub-accounts at market value	$7,045	$384	$1,015	$34,140	$26,312	$65,219	$65,450
Receivable from Protective Life Insurance Company	0	0	0	1	0	1	1

Total assets-	$7,045	$384	$1,015	$34,141	$26,312	$65,220	$65,451

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2001
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
Assets
Investment in sub-accounts at market value	$3,339	$7,387	$1,700	$352	$1,671,440
Receivable from Protective Life Insurance Company	0	0	1	0	11

Total assets-	$3,339	$7,387	$1,701	$352	$1,671,451

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2002
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Investment income
Dividends	$1,314	$1,107	$3,552	$974	$1,255	$551	$31

Expense
Mortality and expense risk and administrative charges	2,373	1,261	763	1,270	2,683	1,995	32

Net investment income (loss)	(1,059)	(154)	2,789	(296)	(1,428)	(1,444)	(1)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(8,771)	(12,659)	126	2,103	(21,269)	(16,058)	(74)
Capital gain distribution	0	0	0	7,056	0	0	38

Net realized gain (loss) on investments	(8,771)	(12,659)	126	9,159	(21,269)	(16,058)	(36)
Net unrealized appreciation (depreciation) on investments during the period	(13,465)	(6,727)	(358)	(16,227)	(31,353)	(26,717)	(600)

Net realized and unrealized gain (loss) on investments	(22,236)	(19,386)	(232)	(7,068)	(52,622)	(42,775)	(636)

Net increase (decrease) in net assets resulting from operations-	$(23,295)	$(19,540)	$2,557	$(7,364)	$(54,050)	$(44,219)	$(637)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Investment income
Dividends	$268	$0	$129	$353	$1,275	$0	$289

Expense
Mortality and expense risk and administrative charges	142	405	636	863	1,096	168	146

Net investment income (loss)	126	(405)	(507)	(510)	179	(168)	143

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(452)	(9,513)	(9,174)	(4,383)	(222)	(450)	(2,252)
Capital gain distribution	0	0	0	0	1,010	0	0

Net realized gain (loss) on investments	(452)	(9,513)	(9,174)	(4,383)	788	(450)	(2,252)
Net unrealized appreciation (depreciation) on investments during the period	(1,219)	(3,332)	(4,286)	(11,174)	(6,527)	(4,308)	(1,239)

Net realized and unrealized gain (loss) on investments	(1,671)	(12,845)	(13,460)	(15,557)	(5,739)	(4,758)	(3,491)

Net increase (decrease) in net assets resulting from operations-	$(1,545)	$(13,250)	$(13,967)	$(16,067)	$(5,560)	$(4,926)	$(3,348)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Investment income
Dividends	$0	$157	$401	$557	$351	$3,045	$135

Expense
Mortality and expense risk and administrative charges	169	299	880	1,016	332	555	338

Net investment income (loss)	(169)	(142)	(479)	(459)	19	2,490	(203)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(279)	(10,556)	(9,749)	(4,222)	0	53	(565)
Capital gain distribution	0	0	0	0	0	0	0

Net realized gain (loss) on investments	(279)	(10,556)	(9,749)	(4,222)	0	53	(565)
Net unrealized appreciation (depreciation) on investments during the period	(3,858)	2,919	(12,077)	(11,813)	0	(104)	(5,739)

Net realized and unrealized gain (loss) on investments	(4,137)	(7,637)	(21,826)	(16,035)	0	(51)	(6,304)

Net increase (decrease) in net assets resulting from operations-	$(4,306)	$(7,779)	$(22,305)	$(16,494)	$19	$2,439	$(6,507)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Investment income
Dividends	$755	$3	$33	$105	$114	$528	$723

Expense
Mortality and expense risk and administrative charges	112	8	18	407	383	1,030	1,097

Net investment income (loss)	643	(5)	15	(302)	(269)	(502)	(374)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(7)	(17)	(11)	(1,335)	(629)	(407)	(303)
Capital gain distribution	0	0	0	0	0	603	0

Net realized gain (loss) on investments	(7)	(17)	(11)	(1,335)	(629)	196	(303)
Net unrealized appreciation (depreciation) on investments during the period	(919)	(50)	(85)	(11,252)	(10,268)	(18,182)	(14,544)

Net realized and unrealized gain (loss) on investments	(926)	(67)	(96)	(12,587)	(10,897)	(17,986)	(14,847)

Net increase (decrease) in net assets resulting from operations-	$(283)	$(72)	$(81)	$(12,889)	$(11,166)	$(18,488)	$(15,221)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Total
Investment income
Dividends	$99	$321	$0	$0	$172	$374	$101	$19,072

Expense
Mortality and expense risk and administrative charges	17	36	23	1	136	75	81	20,846

Net investment income (loss)	82	285	(23)	(1)	36	299	20	(1,774)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	231	(635)	(50)	(173)	(23)	(1)	(40)	(111,766)
Capital gain distribution	0	55	0	0	4	45	0	8,811

Net realized gain (loss) on investments	231	(580)	(50)	(173)	(19)	44	(40)	(102,955)
Net unrealized appreciation (depreciation) on investments during the period	(170)	71	(627)	100	(1,603)	234	(668)	(216,167)

Net realized and unrealized gain (loss) on investments	61	(509)	(677)	(73)	(1,622)	278	(708)	(319,122)

Net increase (decrease) in net assets resulting from operations-	$143	$(224)	$(700)	$(74)	$(1,586)	$577	$(688)	$(320,896)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Investment income
Dividends	$1,237	$915	$4,911	$853	$2,385	$633	$0

Expense
Mortality and expense risk and administrative charges	3,088	1,958	833	1,281	3,823	2,932	28

Net investment income (loss)	(1,851)	(1,043)	4,078	(428)	(1,438)	(2,299)	(28)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(19,086)	(5,619)	257	904	(6,270)	(5,190)	(10)
Capital gain distribution	0	18,692	0	0	35,994	22,207	31

Net realized gain (loss) on investments	(19,086)	13,073	257	904	29,724	17,017	21
Net unrealized appreciation (depreciation) on investments during the period	(6,374)	(52,480)	(2,383)	15,894	(66,095)	(52,839)	184

Net realized and unrealized gain (loss) on investments	(25,460)	(39,407)	(2,126)	16,798	(36,371)	(35,822)	205

Net increase (decrease) in net assets resulting from operations-	$(27,311)	$(40,450)	$1,952	$16,370	$(37,809)	$(38,121)	$177

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Investment income
Dividends	$433	$0	$9	$380	$1,120	$0	$460

Expense
Mortality and expense risk and administrative charges	178	708	912	1,061	788	189	203

Net investment income (loss)	255	(708)	(903)	(681)	332	(189)	257

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(409)	(7,186)	(1,667)	(990)	(21)	(158)	(170)
Capital gain distribution	211	3,392	8,708	1,953	1,653	433	1,206

Net realized gain (loss) on investments	(198)	(3,794)	7,041	963	1,632	275	1,036
Net unrealized appreciation (depreciation) on investments during the period	(1,198)	(20,433)	(23,712)	(15,029)	(2,368)	(1,056)	(5,566)

Net realized and unrealized gain (loss) on investments	(1,396)	(24,227)	(16,671)	(14,066)	(736)	(781)	(4,530)

Net increase (decrease) in net assets resulting from operations-	$(1,141)	$(24,935)	$(17,574)	$(14,747)	$(404)	$(970)	$(4,273)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Investment income
Dividends	$10	$360	$527	$433	$748	$824	$179

Expense
Mortality and expense risk and administrative charges	138	490	1,175	1,123	292	475	363

Net investment income (loss)	(128)	(130)	(648)	(690)	456	349	(184)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(69)	(2,311)	(818)	(667)	0	14	(157)
Capital gain distribution	80	5,621	7,913	0	0	1,169	3,315

Net realized gain (loss) on investments	11	3,310	7,095	(667)	0	1,183	3,158
Net unrealized appreciation (depreciation) on investments during the period	(2,359)	(18,661)	(19,664)	(8,482)	0	(415)	(6,753)

Net realized and unrealized gain (loss) on investments	(2,348)	(15,351)	(12,569)	(9,149)	0	768	(3,595)

Net increase (decrease) in net assets resulting from operations-	$(2,476)	$(15,481)	$(13,217)	$(9,839)	$456	$1,117	$(3,779)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Investment income
Dividends	$425	$3	$12	$25	$30	$0	$16

Expense
Mortality and expense risk and administrative charges	77	5	9	383	259	518	535

Net investment income (loss)	348	(2)	3	(358)	(229)	(518)	(519)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	(2)	(5)	(73)	(26)	(35)	(8)
Capital gain distribution	0	0	0	0	1,104	78	162

Net realized gain (loss) on investments	0	(2)	(5)	(73)	1,078	43	154
Net unrealized appreciation (depreciation) on investments during the period	(405)	(38)	20	(9,890)	(4,557)	(1,752)	(1,076)

Net realized and unrealized gain (loss) on investments	(405)	(40)	15	(9,963)	(3,479)	(1,709)	(922)

Net increase (decrease) in net assets resulting from operations-	$(57)	$(42)	$18	$(10,321)	$(3,708)	$(2,227)	$(1,441)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
Investment income
Dividends	$42	$77	$10	$0	$17,057

Expense
Mortality and expense risk and administrative charges	35	54	13	3	23,929

Net investment income (loss)	7	23	(3)	(3)	(6,872)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(38)	(2)	(3)	(6)	(49,821)
Capital gain distribution	0	14	0	0	113,936

Net realized gain (loss) on investments	(38)	12	(3)	(6)	64,115
Net unrealized appreciation (depreciation) on investments during the period	13	(40)	(332)	(87)	(307,933)

Net realized and unrealized gain (loss) on investments	(25)	(28)	(335)	(93)	(243,818)

Net increase (decrease) in net assets resulting from operations-	$(18)	$(5)	$(338)	$(96)	$(250,690)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2002
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
From operations
Net investment income (loss)	$(1,059)	$(154)	$2,789	$(296)	$(1,428)	$(1,444)	$(1)
Net realized gain (loss) on investments	(8,771)	(12,659)	126	9,159	(21,269)	(16,058)	(36)
Net unrealized appreciation (depreciation) of investments during the period	(13,465)	(6,727)	(358)	(16,227)	(31,353)	(26,717)	(600)

Net increase (decrease) in net assets resulting from operations	(23,295)	(19,540)	2,557	(7,364)	(54,050)	(44,219)	(637)

From variable annuity contract transactions
Contract owners' net payments	2,685	752	1,017	1,483	2,144	2,082	59
Contract maintenance fees	(112)	(59)	(28)	(53)	(119)	(93)	(2)
Surrenders	(14,992)	(7,571)	(5,892)	(7,264)	(16,086)	(11,172)	(114)
Death benefits	(3,671)	(1,123)	(1,065)	(883)	(3,058)	(1,905)	(22)
Transfers (to) from other portfolios	(10,120)	(13,280)	682	(896)	(21,940)	(14,548)	147

Net increase (decrease) in net assets resulting from variable annuity policy transactions	(26,210)	(21,281)	(5,286)	(7,613)	(39,059)	(25,636)	68

Net increase (decrease) in net assets	(49,505)	(40,821)	(2,729)	(14,977)	(93,109)	(69,855)	(569)
Net assets, beginning of year	196,572	111,688	56,473	94,401	242,466	181,485	2,404

Net assets, end of year	$147,067	$70,867	$53,744	$79,424	$149,357	$111,630	$1,835

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Tust	MFS Total Return	MFS New Discovery	MFS Utilities
From operations
Net investment income (loss)	$126	$(405)	$(507)	$(510)	$179	$(168)	$143
Net realized gain (loss) on investments	(452)	(9,513)	(9,174)	(4,383)	788	(450)	(2,252)
Net unrealized appreciation (depreciation) of investments during the period	(1,219)	(3,332)	(4,286)	(11,174)	(6,527)	(4,308)	(1,239)

Net increase (decrease) in net assets resulting from operations	(1,545)	(13,250)	(13,967)	(16,067)	(5,560)	(4,926)	(3,348)

From variable annuity contract transactions
Contract owners' net payments	428	474	853	1,986	6,491	664	445
Contract maintenance fees	(8)	(24)	(32)	(35)	(36)	(8)	(5)
Surrenders	(729)	(2,227)	(2,769)	(4,764)	(6,227)	(768)	(852)
Death benefits	(147)	(416)	(706)	(1,101)	(1,406)	(68)	(145)
Transfers (to) from other portfolios	(326)	(5,639)	(6,639)	(2,219)	31,349	1,012	(1,781)

Net increase (decrease) in net assets resulting from variable annuity policy transactions	(782)	(7,832)	(9,293)	(6,133)	30,171	832	(2,338)

Net increase (decrease) in net assets	(2,327)	(21,082)	(23,260)	(22,200)	24,611	(4,094)	(5,686)
Net assets, beginning of year	11,448	41,061	57,592	73,551	67,779	13,817	13,873

Net assets, end of year	$9,121	$19,979	$34,332	$51,351	$92,390	$9,723	$8,187

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
From operations
Net investment income (loss)	$(169)	$(142)	$(479)	$(459)	$19	$2,490	$(203)
Net realized gain (loss) on investments	(279)	(10,556)	(9,749)	(4,222)	0	53	(565)
Net unrealized appreciation (depreciation) of investments during the period	(3,858)	2,919	(12,077)	(11,813)	0	(104)	(5,739)

Net increase (decrease) in net assets resulting from operations	(4,306)	(7,779)	(22,305)	(16,494)	19	2,439	(6,507)

From variable annuity contract transactions
Contract owners' net payments	994	461	2,269	2,441	3,957	1,286	1,330
Contract maintenance fees	(6)	(20)	(43)	(42)	(10)	(20)	(14)
Surrenders	(829)	(1,403)	(4,310)	(5,333)	(12,633)	(3,600)	(1,510)
Death benefits	(33)	(258)	(938)	(1,068)	(566)	(756)	(187)
Transfers (to) from other portfolios	1,881	(4,113)	(3,549)	(100)	5,504	8,612	642

Net increase (decrease) in net assets resulting from variable annuity policy transactions	2,007	(5,333)	(6,571)	(4,102)	(3,748)	5,522	261

Net increase (decrease) in net assets	(2,299)	(13,112)	(28,876)	(20,596)	(3,729)	7,961	(6,246)
Net assets, beginning of year	13,215	28,586	79,599	82,075	27,028	36,915	27,076

Net assets, end of year	$10,916	$15,474	$50,723	$61,479	$23,299	$44,876	$20,830

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
From operations
Net investment income (loss)	$643	$(5)	$15	$(302)	$(269)	$(502)	(374)
Net realized gain (loss) on investments	(7)	(17)	(11)	(1,335)	(629)	196	(303)
Net unrealized appreciation (depreciation) of investments during the period	(919)	(50)	(85)	(11,252)	(10,268)	(18,182)	(14,544)

Net increase (decrease) in net assets resulting from operations	(283)	(72)	(81)	(12,889)	(11,166)	(18,488)	(15,221)

From variable annuity contract transactions
Contract owners' net payments	840	97	57	2,050	1,398	6,557	6,900
Contract maintenance fees	(3)	0	0	(17)	(14)	(34)	(33)
Surrenders	(617)	(37)	(122)	(1,824)	(1,931)	(5,100)	(5,737)
Death benefits	(118)	0	(2)	(357)	(343)	(688)	(969)
Transfers (to) from other portfolios	2,823	246	196	5,160	14,148	41,814	47,061

Net increase in net assets resulting from variable annuity policy transactions	2,925	306	129	5,012	13,258	42,549	47,222

Net increase in net assets	2,642	234	48	(7,877)	2,092	24,061	32,001
Net assets, beginning of year	7,045	384	1,015	34,141	26,312	65,220	65,451

Net assets, end of year	$9,687	$618	$1,063	$26,264	$28,404	$89,281	$97,452

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2002
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Total
From operations
Net investment income (loss)	$82	$285	$(23)	$(1)	$36	$299	$20	$(1,774)
Net realized gain (loss) on investments	231	(580)	(50)	(173)	(19)	44	(40)	(102,955)
Net unrealized appreciation (depreciation) of investments during the period	(170)	71	(627)	100	(1,603)	234	(668)	(216,167)

Net increase (decrease) in net assets resulting from operations	143	(224)	(700)	(74)	(1,586)	577	(688)	(320,896)

From variable annuity contract transactions
Contract owners' net payments	100	250	296	61	3,712	2,128	2,645	61,392
Contract maintenance fees	0	(1)	(1)	0	(4)	(2)	(2)	(880)
Surrenders	(61)	(457)	(122)	(5)	(497)	(323)	(222)	(128,100)
Death benefits	(37)	(38)	(9)	(3)	(37)	(42)	(29)	(22,194)
Transfers (to) from other portfolios	(3,484)	(6,917)	363	(331)	28,890	16,907	16,881	128,436

Net increase in net assets resulting from variable annuity policy transactions	(3,482)	(7,163)	527	(278)	32,064	18,668	19,273	38,654

Net increase (decrease) in net assets	(3,339)	(7,387)	(173)	(352)	30,478	19,245	18,585	(282,242)
Net assets, beginning of year	3,339	7,387	1,701	352	0	0	0	1,671,451

Net assets, end of year	$0	$0	$1,528	$0	$30,478	$19,245	$18,585	$1,389,209

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2001
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
From operations
Net investment income (loss)	$(1,851)	$(1,043)	$4,078	$(428)	$(1,438)	$(2,299)	$(28)
Net realized gain (loss) on investments	(19,086)	13,073	257	904	29,724	17,017	21
Net unrealized appreciation (depreciation) of investments during the period	(6,374)	(52,480)	(2,383)	15,894	(66,095)	(52,839)	184

Net increase (decrease) in net assets resulting from operations	(27,311)	(40,450)	1,952	16,370	(37,809)	(38,121)	177

From variable annuity contract transactions
Contract owners' net payments	2,498	1,356	903	832	3,761	3,518	132
Contract maintenance fees	(121)	(70)	(26)	(45)	(132)	(106)	(1)
Surrenders	(17,958)	(10,531)	(5,340)	(6,698)	(20,285)	(13,412)	(75)
Death benefits	(3,082)	(1,544)	(810)	(825)	(3,199)	(2,279)	(5)
Transfers (to) from other portfolios	(20,122)	(18,453)	(534)	(2,996)	(15,792)	(16,376)	438

Net increase (decrease) in net assets resulting from variable annuity policy transactions	(38,785)	(29,242)	(5,807)	(9,732)	(35,647)	(28,655)	489

Net increase (decrease) in net assets	(66,096)	(69,692)	(3,855)	6,638	(73,456)	(66,776)	666
Net assets, beginning of year	262,668	181,380	60,328	87,763	315,922	248,261	1,738

Net assets, end of year	$196,572	$111,688	$56,473	$94,401	$242,466	$181,485	$2,404

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
From operations
Net investment income (loss)	$255	$(708)	$(903)	$(681)	$332	$(189)	$257
Net realized gain (loss) on investments	(198)	(3,794)	7,041	963	1,632	275	1,036
Net unrealized appreciation (depreciation) of investments during the period	(1,198)	(20,433)	(23,712)	(15,029)	(2,368)	(1,056)	(5,566)

Net increase (decrease) in net assets resulting from operations	(1,141)	(24,935)	(17,574)	(14,747)	(404)	(970)	(4,273)

From variable annuity contract transactions
Contract owners' net payments	395	1,530	2,265	2,814	3,925	540	1,056
Contract maintenance fees	(8)	(31)	(35)	(36)	(24)	(8)	(6)
Surrenders	(1,073)	(3,108)	(3,415)	(4,230)	(2,842)	(665)	(765)
Death benefits	(87)	(543)	(593)	(955)	(559)	(110)	(64)
Transfers (to) from other portfolios	(974)	(3,711)	(384)	10,074	22,324	1,136	5,349

Net increase (decrease) in net assets resulting from variable annuity policy transactions	(1,747)	(5,863)	(2,162)	7,667	22,824	893	5,570

Net increase (decrease) in net assets	(2,888)	(30,798)	(19,736)	(7,080)	22,420	(77)	1,297
Net assets, beginning of year	14,336	71,859	77,328	80,631	45,359	13,894	12,576

Net assets, end of year	$11,448	$41,061	$57,592	$73,551	$67,779	$13,817	$13,873

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
From operations
Net investment income (loss)	$(128)	$(130)	$(648)	$(690)	$456	$349	$(184)
Net realized gain (loss) on investments	11	3,310	7,095	(667)	0	1,183	3,158
Net unrealized appreciation (depreciation) of investments during the period	(2,359)	(18,661)	(19,664)	(8,482)	0	(415)	(6,753)

Net increase (decrease) in net assets resulting from operations	(2,476)	(15,481)	(13,217)	(9,839)	456	1,117	(3,779)

From variable annuity contract transactions
Contract owners' net payments	1,803	1,281	4,166	4,101	3,277	1,555	1,931
Contract maintenance fees	(4)	(23)	(44)	(39)	(7)	(16)	(13)
Surrenders	(476)	(2,202)	(4,911)	(4,844)	(7,267)	(2,632)	(1,445)
Death benefits	(102)	(303)	(574)	(932)	(492)	(547)	(252)
Transfers (to) from other portfolios	8,600	(2,897)	6,221	14,423	16,167	7,370	5,632

Net increase (decrease) in net assets resulting from variable annuity policy transactions	9,821	(4,144)	4,858	12,709	11,678	5,730	5,853

Net increase (decrease) in net assets	7,345	(19,625)	(8,359)	2,870	12,134	6,847	2,074
Net assets, beginning of year	5,870	48,211	87,958	79,205	14,894	30,068	25,002

Net assets, end of year	$13,215	$28,586	$79,599	$82,075	$27,028	$36,915	$27,076

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
From operations
Net investment income (loss)	$348	$(2)	$3	$(358)	$(229)	$(518)	(519)
Net realized gain (loss) on investments	0	(2)	(5)	(73)	1,078	43	154
Net unrealized appreciation (depreciation) of investments during the period	(405)	(38)	20	(9,890)	(4,557)	(1,752)	(1,076)

Net increase (decrease) in net assets resulting from operations	(57)	(42)	18	(10,321)	(3,708)	(2,227)	(1,441)

From variable annuity contract transactions
Contract owners' net payments	634	8	54	5,588	3,368	8,660	7,254
Contract maintenance fees	(1)	0	0	(12)	(7)	(12)	(12)
Surrenders	(613)	(24)	(48)	(1,797)	(678)	(2,477)	(2,058)
Death benefits	(47)	0	0	(367)	(110)	(307)	(356)
Transfers (to) from other portfolios	3,951	147	659	19,079	14,813	49,313	47,523

Net increase in net assets resulting from variable annuity policy transactions	3,924	131	665	22,491	17,386	55,177	52,351

Net increase in net assets	3,867	89	683	12,170	13,678	52,950	50,910
Net assets, beginning of year	3,178	295	332	21,971	12,634	12,270	14,541

Net assets, end of year	$7,045	$384	$1,015	$34,141	$26,312	$65,220	$65,451

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2001
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
From operations
Net investment income (loss)	$7	$23	$(3)	$(3)	$(6,872)
Net realized gain (loss) on investments	(38)	12	(3)	(6)	64,115
Net unrealized appreciation (depreciation) of investments during the period	13	(40)	(332)	(87)	(307,933)

Net increase (decrease) in net assets resulting from operations	(18)	(5)	(338)	(96)	(250,690)

From variable annuity ontract transactions
Contract owners' net payments	225	799	477	127	70,833
Contract maintenance fees	(1)	(1)	0	0	(841)
Surrenders	(573)	(177)	(29)	(21)	(122,669)
Death benefits	0	(17)	(1)	(2)	(19,064)
Transfers (to) from other portfolios	2,207	5,257	1,252	271	159,967

Net increase in net assets resulting from variable annuity policy transactions	1,858	5,861	1,699	375	88,226

Net increase (decrease) in net assets	1,840	5,856	1,361	279	(162,464)
Net assets, beginning of year	1,499	1,531	340	73	1,833,915

Net assets, end of year	$3,339	$7,387	$1,701	$352	$1,671,451

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2002 and 2001

(In Thousands)

1.    ORGANIZATION

        The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

        Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

        At December 31, 2000, the Separate Account was comprised of six proprietary sub-accounts and twenty-six independent sub-accounts. The six proprietary sub-accounts were the PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, and PIC Capital Growth sub-accounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund. The twenty-six independent sub-accounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Growth, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Money Fund, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Strategic Stock, Van Kampen Asset Allocation, Van Kampen Aggressive Growth and Goldman Sachs Internet Tollkeeper. During the year ended December 31, 2001, the MFS Growth with Income Fund changed its name to MFS Investors Trust Fund and the MFS Growth Fund changed its name to the MFS Investors Growth Stock Fund. On May 1, 2002, the Separate Account began offering Lord Abbett Growth and Income, Lord Abbett Bond Debenture, and Lord Abbett Mid-Cap Value, with sales beginning on that date.

        Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 5). The Separate Account's assets are the property of Protective Life.

        Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance as of December 31, 2002 and 2001 was approximately $316.8 and $217.2 million, respectively.

        Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual sub-accounts and between the sub-accounts and the Guaranteed Account.

2.    SIGNIFICANT ACCOUNTING POLICIES

        Investment Valuation - Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

        Realized Gains and Losses - Realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

        Dividend Income and Capital Gain Distributions - Dividend income and capital gain distributions recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

        Mortality and Expense Risk - Protective Life deducts a daily charge from the assets of the Separate Account to compensate Protective Life for assuming mortality and expense risks and to reimburse Protective Life for expenses incurred in the administration of the annuity contracts and the Separate Account. The mortality risk that Protective Life assumes includes the risk that annuitants may live for a longer period of time than estimated when the guarantees in the annuity contract were established. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the annuity contract owner dies before the annuity commencement date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. The mortality and expense risk and administration charges do not apply to the portion of the net assets that are allocated to the General Account. The mortality and expense risk and administration charges are determined according to the terms of the annuity contract.

        Surrender Charges - Protective Life may deduct a surrender charge (contingent deferred sales charge) from the contract value of some classes of contracts when an owner makes a full or partial surrender before the end of the surrender charge period. Surrender charges are calculated according to the terms the annuity contract being surrendered. Surrender charges are imposed to reimburse Protective Life for some of the costs of distributing the contracts.

        Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

        Federal Income Taxes - The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been or is currently being made against the Separate Account for such tax.

3.    INVESTMENTS

        At December 31, 2002 and 2001, the investments by the respective sub-accounts were as follows (in thousands, except share data):

	2002
	Shares	Cost	Market Value
PIC Growth and Income	13,907,457	$156,565	$147,067
PIC International Equity	9,740,188	110,309	70,867
PIC Global Income	5,314,870	53,684	53,744
PIC Small Cap Value	6,848,906	68,487	79,424
PIC CORE US Equity	11,855,876	182,187	149,357
PIC Capital Growth	8,571,018	136,129	111,630
Calvert Social Small Cap Growth	166,332	2,126	1,835
Calvert Social Balanced	6,080,374	12,691	9,121
MFS Emerging Growth	1,677,462	36,703	19,979
MFS Research	3,184,818	58,127	34,332
MFS Investors Trust	3,812,236	73,132	51,351
MFS Total Return	5,390,301	96,616	92,390
MFS New Discovery	931,349	15,477	9,723
MFS Utilities	680,510	14,894	8,187
MFS Investors Growth Stock	1,541,760	17,676	10,916
Oppenheimer Aggressive Growth	529,389	29,298	15,474
Oppenheimer Capital Appreciation	1,905,445	74,967	50,723
Oppenheimer Main Street Growth and Income	4,013,014	85,041	61,479
Oppenheimer Money Fund	23,298,701	23,299	23,299
Oppenheimer Strategic Bond	9,819,672	47,227	44,876
Oppenheimer Global Securities	1,176,860	34,049	20,830
Oppenheimer High Income	1,289,932	11,272	9,687
Van Eck Hard Asset	60,015	677	618
Van Eck Real Estate	105,560	1,091	1,063
Van Kampen Emerging Growth	1,375,798	52,099	26,264
Van Kampen Enterprise	2,710,349	45,367	28,404
Van Kampen Comstock	9,811,043	107,850	89,281
Van Kampen Growth and Income	7,234,737	113,104	97,455
Van Kampen Strategic Stock	0	0	0
Van Kampen Asset Allocation	0	0	0
Van Kampen Aggressive Growth	500,946	2,496	1,528
Goldman Sachs Internet Tollkeeper	0	0	0
Lord Abbett Growth & Income	1,618,575	32,081	30,478
Lord Abbett Bond Debenture	1,818,970	19,011	19,245
Lord Abbett Mid-Cap Value	1,340,933	19,253	18,585

	148,313,396	$1,732,985	$1,389,212

	2001
	Shares	Cost	Market Value
PIC Growth and Income	16,344,262	$192,605	$196,572
PIC International Equity	12,344,532	144,403	111,688
PIC Global Income	5,543,196	56,055	56,473
PIC Small Cap Value	6,858,410	67,237	94,401
PIC CORE US Equity	14,777,176	243,943	242,466
PIC Capital Growth	10,480,553	179,267	181,485
Calvert Social Small Cap Growth	162,419	2,095	2,404
Calvert Social Balanced	6,508,022	13,799	11,448
MFS Emerging Growth	2,283,312	54,446	41,054
MFS Research	4,021,797	77,101	57,592
MFS Investors Trust	4,293,697	84,158	73,551
MFS Total Return	3,642,080	65,478	67,779
MFS New Discovery	904,840	15,263	13,817
MFS Utilities	869,757	19,341	13,873
MFS Investors Growth Stock	1,352,609	16,117	13,215
Oppenheimer Aggressive Growth	702,005	45,329	28,586
Oppenheimer Capital Appreciation	2,176,033	91,766	79,599
Oppenheimer Main Street Growth and Income	4,321,993	93,824	82,075
Oppenheimer Money Fund	27,036,969	27,028	27,028
Oppenheimer Strategic Bond	7,990,219	39,162	36,915
Oppenheimer Global Securities	1,185,462	34,556	27,076
Oppenheimer High Income	824,985	7,711	7,045
Van Eck Hard Asset	35,956	393	384
Van Eck Real Estate	93,391	958	1,015
Van Kampen Emerging Growth	1,203,803	48,723	34,140
Van Kampen Enterprise	1,767,093	33,007	26,312
Van Kampen Comstock	5,705,946	65,606	65,219
Van Kampen Growth and Income	4,116,337	66,555	65,450
Van Kampen Strategic Stock	281,793	3,169	3,339
Van Kampen Asset Allocation	736,442	7,458	7,387
Van Kampen Aggressive Growth	376,056	2,041	1,700
Goldman Sachs Internet Tollkeeper	78,155	452	352

	149,019,300	$1,799,046	$1,671,440

        During the year ended December 31, 2002, transactions in shares were as follows (in thousands, except share data):

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Shares purchased	99,696	1,940,424	472,555	298,786	93,571	61,228	40,046
Shares received from reinvestment of dividends	129,526	152,511	367,706	700,082	103,315	43,930	6,282

Total shares acquired	229,222	2,092,935	840,261	998,868	196,886	105,158	46,328
Shares redeemed	(2,666,027)	(4,697,279)	(1,068,587)	(1,008,372)	(3,118,186)	(2,014,693)	(42,415)

Net increase (decrease) in shares owned	(2,436,805)	(2,604,344)	(228,326)	(9,504)	(2,921,300)	(1,909,535)	3,913
Shares owned, beginning of period	16,344,262	12,344,532	5,543,196	6,858,410	14,777,176	10,480,553	162,419

Shares owned, end of period	13,907,457	9,740,188	5,314,870	6,848,906	11,855,876	8,571,018	166,332

Cost of shares acquired	$9,366	$21,957	$12,465	$16,532	$8,879	$6,726	$709

Cost of shares redeemed	$(45,406)	$(56,051)	$(14,836)	$(15,282)	$(70,635)	$(49,864)	$(678)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	635,000	8,544	49,574	189,536	1,762,426	175,477	79,086
Shares received from reinvestment of dividends	178,206	0	9,641	22,131	125,067	0	20,660

Total shares acquired	813,206	8,544	59,215	211,667	1,887,493	175,477	99,746
Shares redeemed	(1,240,854)	(614,394)	(896,194)	(693,128)	(139,272)	(148,968)	(288,993)

Net increase (decrease) in shares owned	(427,648)	(605,850)	(836,979)	(481,461)	1,748,221	26,509	(189,247)
Shares owned, beginning of period	6,508,022	2,283,312	4,021,797	4,293,697	3,642,080	904,840	869,757

Shares owned, end of period	6,080,374	1,677,462	3,184,818	3,812,236	5,390,301	931,349	680,510

Cost of shares acquired	$1,649	$1,025	$2,453	$8,501	$39,550	$3,156	$2,225

Cost of shares redeemed	$(2,757)	$(18,768)	$(21,427)	$(19,527)	$(8,412)	$(2,942)	$(6,672)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Shares purchased	500,084	8,174	133,624	250,758	31,972,206	3,310,948	527,777
Shares received from reinvestment of dividends	0	4,076	11,201	28,756	341,441	703,275	5,754

Total shares acquired	500,084	12,250	144,825	279,514	32,313,647	4,014,223	533,531
Shares redeemed	(310,933)	(184,866)	(415,413)	(588,493)	(36,051,915)	(2,184,770)	(542,133)

Net increase (decrease) in shares owned	189,151	(172,616)	(270,588)	(308,979)	(3,738,268)	1,829,453	(8,602)
Shares owned, beginning of period	1,352,609	702,005	2,176,033	4,321,993	27,036,969	7,990,219	1,185,462

Shares owned, end of period	1,541,760	529,389	1,905,445	4,013,014	23,298,701	9,819,672	1,176,860

Cost of shares acquired	$5,283	$1,003	$9,610	$10,528	$43,663	$22,907	$13,421

Cost of shares redeemed	$(3,724)	$(17,034)	$(26,409)	$(19,311)	$(47,392)	$(14,842)	$(13,928)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Shares purchased	690,585	145,487	41,868	366,683	1,242,905	4,211,155	3,266,701
Shares received from reinvestment of dividends	97,475	314	3,097	3,933	8,013	97,183	43,806

Total shares acquired	788,060	145,801	44,965	370,616	1,250,918	4,308,338	3,310,507
Shares redeemed	(323,113)	(121,742)	(32,796)	(198,621)	(307,662)	(203,241)	(192,107)

Net increase in shares owned	464,947	24,059	12,169	171,995	943,256	4,105,097	3,118,400
Shares owned, beginning of period	824,985	35,956	93,391	1,203,803	1,767,093	5,705,946	4,116,337

Shares owned, end of period	1,289,932	60,015	105,560	1,375,798	2,710,349	9,811,043	7,234,737

Cost of shares acquired	$7,550	$1,671	$573	$12,378	$19,044	$48,855	$53,997

Cost of shares redeemed	$(3,989)	$(1,387)	$(440)	$(9,002)	$(6,684)	$(6,611)	$(7,448)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Total
Shares purchased	82,569	218,608	313,399	25,141	1,611,746	1,810,111	1,351,148	57,987,626
Shares received from reinvestment of dividends	7,986	39,124	2	0	9,217	39,541	7,285	3,310,536

Total shares acquired	90,555	257,732	313,401	25,141	1,620,963	1,849,652	1,358,433	61,298,162
Shares redeemed	(372,348)	(994,174)	(188,511)	(103,296)	(2,388)	(30,682)	(17,500)	(62,004,066)

Net (decrease) increase in shares owned	(281,793)	(736,442)	124,890	(78,155)	1,618,575	1,818,970	1,340,933	(705,904)
Shares owned, beginning of period	281,793	736,442	376,056	78,155	0	0	0	149,019,300

Shares owned, end of period	0	0	500,946	0	1,618,575	1,818,970	1,340,933	148,313,396

Cost of shares acquired	$1,199	$2,829	$1,379	$115	$32,696	$20,054	$20,077	$464,025

Cost of shares redeemed	$(4,368)	$(10,287)	$(924)	$(567)	$(615)	$(1,043)	$(824)	$(530,086)

      During the year ended December 31, 2001, transactions in shares were as follows (in thousands, except share data):

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Shares purchased	33,894	100,667	146,629	94,248	55,957	59,463	54,952
Shares received from reinvestment of dividends	99,693	1,978,784	487,840	63,376	2,232,257	1,235,722	2,107

Total shares acquired	133,587	2,079,451	634,469	157,624	2,288,214	1,295,185	57,059
Shares redeemed	(3,452,009)	(3,025,033)	(773,904)	(987,865)	(2,253,438)	(1,752,608)	(22,635)

Net increase (decrease) in shares owned	(3,318,422)	(945,582)	(139,435)	(830,241)	34,776	(457,423)	34,424
Shares owned, beginning of period	19,662,684	13,290,114	5,682,631	7,688,651	14,742,400	10,937,976	127,995

Shares owned, end of period	16,344,262	12,344,532	5,543,196	6,858,410	14,777,176	10,480,553	162,419

Cost of shares acquired	$7,520	$24,691	$8,584	$4,026	$48,191	$31,171	$885

Cost of shares redeemed	$(67,235)	$(41,921)	$(10,056)	$(13,260)	$(55,559)	$(45,108)	$(403)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Investors Trust	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	600,294	131,056	247,626	566,775	1,235,442	197,763	372,113
Shares received from reinvestment of dividends	364,324	161,768	532,175	124,106	148,376	28,276	80,601

Total shares acquired	964,618	292,824	779,801	690,881	1,383,818	226,039	452,714
Shares redeemed	(1,617,455)	(501,143)	(475,679)	(234,944)	(57,145)	(157,688)	(116,501)

Net increase (decrease) in shares owned	(652,837)	(208,319)	304,122	455,937	1,326,673	68,351	336,213
Shares owned, beginning of period	7,160,859	2,491,631	3,717,675	3,837,760	2,315,407	836,489	533,544

Shares owned, end of period	6,508,022	2,283,312	4,021,797	4,293,697	3,642,080	904,840	869,757

Cost of shares acquired	$2,224	$9,077	$16,568	$16,721	$27,748	$4,231	$10,728

Cost of shares redeemed	$(3,914)	$(19,456)	$(12,592)	$(8,772)	$(2,960)	$(3,252)	$(3,865)

	MFS Investors Growth Stock	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main Street Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Shares purchased	949,615	42,348	265,650	725,167	24,349,413	1,926,547	354,838
Shares received from reinvestment of dividends	8,211	130,766	221,123	22,702	756,965	435,069	154,100

Total shares acquired	957,826	173,114	486,773	747,869	25,106,378	2,361,616	508,938
Shares redeemed	(56,752)	(152,340)	(197,038)	(151,428)	(12,963,025)	(782,555)	(147,801)

Net increase in shares owned	901,074	20,774	289,735	596,441	12,143,353	1,579,061	361,137
Shares owned, beginning of period	451,535	681,231	1,886,298	3,725,552	14,893,616	6,411,158	824,325

Shares owned, end of period	1,352,609	702,005	2,176,033	4,321,993	27,036,969	7,990,219	1,185,462

Cost of shares acquired	$11,078	$10,448	$24,117	$19,312	$29,734	$12,527	$14,371

Cost of shares redeemed	$(1,374)	$(11,430)	$(12,812)	$(7,960)	$(17,600)	$(5,265)	$(5,544)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Shares purchased	597,060	15,752	77,687	693,758	1,089,926	4,700,555	3,261,026
Shares received from reinvestment of dividends	47,736	275	1,144	768	76,792	6,898	11,693

Total shares acquired	644,796	16,027	78,831	694,526	1,166,718	4,707,453	3,272,719
Shares redeemed	(162,608)	(4,525)	(16,724)	(20,918)	(22,588)	(44,886)	(11,246)

Net increase in shares owned	482,188	11,502	62,107	673,608	1,144,130	4,662,567	3,261,473
Shares owned, beginning of period	342,797	24,454	31,284	530,195	622,963	1,043,379	854,864

Shares owned, end of period	824,985	35,956	93,391	1,203,803	1,767,093	5,705,946	4,116,337

Cost of shares acquired	$6,318	$186	$917	$24,479	$19,508	$56,364	$53,119

Cost of shares redeemed	$(2,046)	$(59)	$(254)	$(2,420)	$(1,273)	$(1,663)	$(1,134)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
Shares purchased	200,346	593,379	354,887	99,122	44,193,955
Shares received from reinvestment of dividends	3,716	9,443	1,834	0	9,428,640

Total shares acquired	204,062	602,822	356,721	99,122	53,622,595
Shares redeemed	(47,599)	(9,366)	(26,237)	(31,642)	(30,277,325)

Net increase in shares owned	156,463	593,456	330,484	67,480	23,345,270
Shares owned, beginning of period	125,330	142,986	45,572	10,675	125,674,030

Shares owned, end of period	281,793	736,442	376,056	78,155	149,019,300

Cost of shares acquired	$2,596	$6,159	$1,911	$588	$506,097

Cost of shares redeemed	$(769)	$(263)	$(219)	$(222)	$(360,660)

4.    FINANCIAL HIGHLIGHTS

	As of December 31, 2002				For the Year Ended December 31, 2002
	Units (000's)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000's)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
PIC Growth and Income	10,226	$7.54	$14.79	$147,067	0.78%	0.70%	1.80%	-12.89%	-11.92%
PIC International Equity	6,518	$6.45	$11.02	$70,867	1.23%	0.70%	1.80%	-19.88%	-18.98%
PIC Global Income	3,330	$11.86	$16.43	$53,744	6.50%	0.70%	1.80%	4.45%	5.62%
PIC Small Cap Value	4,654	$13.75	$17.26	$79,424	1.07%	0.70%	1.80%	-8.33%	-7.30%
PIC CORE U.S. Equity	8,549	$6.75	$18.16	$149,357	0.66%	0.70%	1.80%	-23.99%	-23.14%
PIC Capital Growth	7,288	$6.93	$16.00	$111,630	0.39%	0.70%	1.80%	-25.79%	-24.96%
Calvert Social Small Cap Growth	175	$10.37	$10.71	$1,835	1.33%	0.70%	1.80%	-23.94%	-23.09%
Calvert Social Balanced	859	$8.42	$10.77	$9,121	2.59%	0.70%	1.80%	-13.73%	-12.76%
MFS Emerging Growth	2,288	$5.43	$8.93	$19,979	0.00%	0.70%	1.80%	-34.95%	-34.22%
MFS Research	3,960	$6.51	$8.82	$34,332	0.28%	0.70%	1.80%	-25.90%	-25.07%
MFS Investors Trust	5,748	$6.81	$9.24	$51,351	0.57%	0.70%	1.80%	-22.39%	-21.52%
MFS Total Return	7,232	$10.77	$13.27	$92,390	1.59%	0.70%	1.80%	-6.87%	-5.83%
MFS New Discovery	792	$9.41	$12.54	$9,723	0.00%	0.70%	1.80%	-32.86%	-32.11%
MFS Utilities	1,001	$7.43	$8.29	$8,187	2.79%	0.70%	1.80%	-24.15%	-23.30%
MFS Investors Growth Stock	2,349	$4.60	$4.73	$10,916	0.00%	0.70%	1.80%	-28.84%	-28.04%
Oppenheimer Aggressive Growth	1,685	$6.24	$9.33	$15,474	0.74%	0.70%	1.80%	-29.09%	-28.30%
Oppenheimer Capital Appreciation	4,522	$7.86	$11.77	$50,723	0.63%	0.70%	1.80%	-28.18%	-27.37%
Oppenheimer Main Street Growth and Income	6,760	$7.01	$9.39	$61,479	0.76%	0.70%	1.80%	-20.26%	-19.37%
Oppenheimer Money Fund	18,065	$1.10	$1.30	$23,299	1.46%	0.70%	1.80%	-0.35%	0.76%
Oppenheimer Strategic Bond	3,816	$11.56	$11.83	$44,876	7.51%	0.70%	1.80%	5.51%	6.69%
Oppenheimer Global Securities	1,774	$9.49	$12.19	$20,830	0.55%	0.70%	1.80%	-23.54%	-22.68%
Oppenheimer High Income	987	$9.37	$9.97	$9,687	8.97%	0.70%	1.80%	-4.15%	-3.08%
Van Eck Hard Asset	59	$9.70	$10.58	$618	0.52%	0.70%	1.80%	-4.58%	-3.51%
Van Eck Real Estate	93	$10.91	$11.54	$1,063	2.69%	0.70%	1.80%	-6.19%	-5.14%
Van Kampen Emerging Growth	7,981	$3.25	$3.34	$26,264	0.34%	0.70%	1.80%	-33.70%	-32.96%
Van Kampen Enterprise	6,674	$4.20	$4.32	$28,404	0.39%	0.70%	1.80%	-30.60%	-29.82%
Van Kampen Comstock	8,927	$9.87	$10.16	$89,281	0.67%	0.70%	1.80%	-20.70%	-19.81%
Van Kampen Growth and Income	11,160	$8.62	$8.87	$97,452	0.86%	0.70%	1.80%	-16.04%	-15.10%
Van Kampen Strategic Stock	0	$11.78	$12.11	$0	7.71%	0.70%	1.80%	2.53%	3.68%
Van Kampen Asset Allocation	0	$8.96	$9.22	$0	11.99%	0.70%	1.80%	-3.90%	-2.83%
Van Kampen Aggressive Growth	495	$3.06	$3.13	$1,528	0.00%	0.70%	1.80%	-33.74%	-33.00%
Goldman Sachs Internet Tollkeeper	0	$3.59	$3.67	$0	0.00%	0.70%	1.80%	-20.52%	-19.64%
Lord Abbett Growth & Income	3,757	$8.08	$8.15	$30,478	2.92%	0.70%	1.80%	-18.39%	-17.78	%(a)
Lord Abbett Bond Debenture	1,864	$10.28	$10.37	$19,245	3.48%	0.70%	1.80%	1.85%	2.61	%(a)
Lord Abbett Mid-Cap Value	2,208	$8.38	$8.45	$18,585	1.55%	0.70%	1.80%	-14.95%	-14.31	%(a)
*	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
**	These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(a)	Start date May 1, 2002

5.    RELATED PARTY TRANSACTIONS

        Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

        Protective Life offers a loan privilege to contract owners. Contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $0.4 million at both December 31, 2002 and 2001, respectively.

        All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors and Share Owner
Protective Life Insurance Company
Birmingham, Alabama

        In our opinion, the consolidated financial statements listed in the index on page F-1 of this Form N-4 present fairly, in all material respects, the financial position of Protective Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the index on page F-1 present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        As discussed in Note A of the Notes to the Consolidated Financial Statements, effective January 1, 2002, the Company adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" and effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 19, 2003

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(Dollars in thousands)

	Year Ended December 31
	2002	2001	2000
REVENUES
Premiums and policy fees	$1,529,834	$1,389,819	$1,175,943
Reinsurance ceded	(746,980)	(771,151)	(686,108)

Net of reinsurance ceded	782,854	618,668	489,835
Net investment income	980,059	839,103	692,081
Realized investment gains (losses):
Derivative financial instruments	(12,959)	(1,718)	2,157
All other investments	12,314	(6,123)	(16,756)
Other income	41,483	38,578	35,194

	1,803,751	1,488,508	1,202,511

BENEFITS AND EXPENSES
Benefits and settlement expenses (net of reinsurance ceded: 2002 — $699,808; 2001 — $609,996; 2000 — $538,291)	1,162,231	972,624	760,778
Amortization of deferred policy acquisition costs	239,490	147,058	143,180
Amortization of goodwill	0	2,827	2,514
Other operating expenses (net of reinsurance ceded: 2002 — $177,509; 2001 — $167,243; 2000 — $223,498)	160,407	152,041	121,417

	1,562,128	1,274,550	1,027,889

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX	241,623	213,958	174,622
INCOME TAX EXPENSE
Current	75,335	118,421	12,180
Deferred	8,894	(47,964)	49,298

	84,229	70,457	61,478

Net income from continuing operations before cumulative effect of change in accounting principle	157,394	143,501	113,144
Income (loss) from discontinued operations, net of income tax	0	(9,856)	16,299
Loss from sale of discontinued operations, net of income tax	0	(17,754)	0

Net income before cumulative effect of change in accounting principle	157,394	115,891	129,443
Cumulative effect of change in accounting principle, net of income tax	0	(8,341)	0

NET INCOME	$157,394	$107,550	$129,443

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(Dollars in thousands, except per share amounts)

	December 31
	2002	2001
ASSETS
Investments:
Fixed maturities, at market (amortized cost: 2002 — $11,212,765; 2001 — $9,719,057)	$11,655,465	$9,812,091
Equity securities, at market (cost: 2002 — $51,095; 2001 — $62,051)	48,799	60,493
Mortgage loans on real estate	2,518,151	2,512,844
Investment real estate, net of accumulated depreciation (2002 — $1,099; 2001 — $1,452)	15,499	24,173
Policy loans	543,161	521,840
Other long-term investments	210,381	100,686
Short-term investments	447,155	228,396

Total investments	15,438,611	13,260,523
Cash	85,850	107,166
Accrued investment income	180,950	158,841
Accounts and premiums receivable, net of allowance for uncollectible amounts (2002 — $2,825; 2001 — $3,025)	50,544	55,809
Reinsurance receivables	2,382,223	2,173,987
Deferred policy acquisition costs	1,683,224	1,532,683
Goodwill, net	35,143	35,992
Property and equipment, net	38,878	46,337
Other assets	259,627	219,355
Assets related to separate accounts:
Variable Annuity	1,513,824	1,910,651
Variable Universal Life	114,364	77,162
Other	4,330	3,997

	$21,787,568	$19,582,503

LIABILITIES
Policy liabilities and accruals:
Future policy benefits and claims	$8,316,171	$6,974,685
Unearned premiums	781,008	901,653

Total policy liabilities and accruals	9,097,179	7,876,338
Stable value contract deposits	4,018,552	3,716,530
Annuity deposits	3,744,000	3,248,218
Other policyholders' funds	141,336	132,124
Other liabilities	620,731	410,621
Accrued income taxes	36,859	125,835
Deferred income taxes	206,845	72,403
Note payable	2,264	2,291
Indebtedness to related parties	2,000	6,000
Securities sold under repurchase agreements	0	117,000
Liabilities related to separate accounts:
Variable Annuity	1,513,824	1,910,651
Variable Universal Life	114,364	77,162
Other	4,330	3,997

Total liabilities	19,502,284	17,699,170

COMMITMENTS AND CONTINGENT LIABILITIES — NOTE G
SHARE-OWNER'S EQUITY
Preferred Stock, $1.00 par value, shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1.00 par value, shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in capital	846,619	785,419
Note receivable from PLC Employee Stock Ownership Plan	(3,838)	(4,499)
Retained earnings	1,201,587	1,044,243
Accumulated other comprehensive income
Net unrealized gains (losses) on investments (net of income tax: 2002 — $128,145; 2001 — $28,629)	237,983	53,168
Accumulated gain (loss) — hedging (net of income tax: 2002 — $(1,114))	(2,069)

Total share-owner's equity	2,285,284	1,883,333

	$21,787,568	$19,582,503

See notes to consolidated financial statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY

(Dollars in thousands, except per share amounts)

	Preferred Stock	Common Stock	Additional Paid-In Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains (Losses) on Investments	Accumu- lated Gain (Loss) Hedging	Total Share- Owner's Equity
Balance, December 31, 1999	$2	$5,000	$570,419	$(5,148)	$812,302	$(146,080)	$0	$1,236,495

Net income for 2000					129,443			129,443
Change in net unrealized gains/losses on investments (net of income tax — $45,887)						85,221		85,221
Reclassification adjustment for amounts included in net income (net of income tax — $5,110)						9,489		9,489

Comprehensive income for 2000								224,153

Capital contribution			81,000					81,000
Common dividend ($0.40 per share)					(2,000)			(2,000)
Decrease in note receivable from PLC ESOP				307				307

Balance, December 31, 2000	2	5,000	651,419	(4,841)	939,745	(51,370)	0	1,539,955

Net income for 2001					107,550			107,550
Change in net unrealized gains/losses on investments (net of income tax — $52,019)						96,607		96,607
Reclassification adjustment for amounts included in net income (net of income tax — $2,143)						3,980		3,980
Transition adjustment on derivative financial instruments (net of income tax — $2,127)						3,951		3,951

Comprehensive income for 2001								212,088

Capital contribution			134,000					134,000
Common dividend — transfer of subsidiary to PLC (See Note A					(2,052)			(2,052)
Preferred dividend ($500.00 per share)					(1,000)			(1,000)
Decrease in note receivable from PLC ESOP				342				342

Balance, December 31, 2001	2	5,000	785,419	(4,499)	1,044,243	53,168	0	1,883,333

Net income for 2002					157,394			157,394
Change in net unrealized gains/losses on investments (net of income tax — $103,826)						192,819		192,819
Reclassification adjustment for amounts included in net income (net of income tax — $(4,310))						(8,004)		(8,004)
Change in accumulated gain (loss) — hedging (net of income tax — $(1,114))							(2,069)	(2,069)

Comprehensive income for 2002								340,140

Capital contribution			61,200					61,200
Preferred dividend ($25.00 per share)					(50)			(50)
Decrease in note receivable from PLC ESOP				661				661

Balance, December 31, 2002	$2	$5,000	$846,619	$(3,838)	$1,201,587	$237,983	$(2,069)	$2,285,284

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	December 31
	2002	2001	2000
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$157,394	$107,550	$129,443
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	645	7,841	14,599
Amortization of deferred policy acquisition costs	239,490	154,383	149,574
Amortization of goodwill	0	8,328	7,797
Capitalization of deferred policy acquisition costs	(437,325)	(317,626)	(338,685)
Loss from sale of discontinued operations	0	17,754	0
Depreciation expense	10,409	11,651	9,581
Deferred income taxes	8,894	(40,970)	55,161
Accrued income taxes	(88,976)	139,016	13,715
Interest credited to universal life and investment products	900,930	944,098	766,004
Policy fees assessed on universal life and investment products	(268,191)	(222,415)	(197,581)
Change in accrued investment income and other receivables	(303,497)	(238,097)	(158,107)
Change in policy liabilities and other policyholder funds of traditional life and health products	493,714	444,119	499,674
Change in other liabilities	93,368	132,497	(21,592)
Other (net)	76,597	9,306	(35,103)

Net cash provided by operating activities	883,452	1,157,435	894,480

CASH FLOWS FROM INVESTING ACTIVITIES
Maturities and principal reduction of investments:
Investments available for sale	12,780,736	3,062,262	12,828,276
Other	485,639	283,181	133,814
Sale of investments:
Investments available for sale	22,862,420	8,943,123	810,716
Other	15,798	0	5,222
Cost of investments acquired:
Investments available for sale	(37,145,100)	(13,652,930)	(14,369,630)
Corporate owned life insurance	0	(100,000)	0
Other	(475,733)	(378,520)	(463,909)
Acquisitions and bulk reinsurance assumptions	130,515	(118,557)	(162,409)
Purchase of property and equipment	(8,982)	(10,099)	(5,084)
Sale of discontinued operations, net of cash transferred	0	216,031	0
Sale of property and equipment	48	70	0

Net cash used in investing activities	(1,354,659)	(1,755,439)	(1,223,004)

CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under line of credit arrangements and long-term debt	2,050,772	2,574,954	2,197,800
Capital contribution from PLC	60,785	134,000	81,000
Principal payments on line of credit arrangements and long-term debt	(2,167,799)	(2,457,979)	(2,197,823)
Principal payment on surplus note to PLC	(4,000)	(4,000)	(4,000)
Dividends to share owner	(50)	(1,000)	(2,000)
Investment product deposits and change in universal life deposits	1,687,213	1,735,653	1,811,484
Investment product withdrawals	(1,177,030)	(1,315,179)	(1,553,282)

Net cash provided by financing activities	449,891	666,449	333,179

INCREASE (DECREASE) IN CASH	(21,316)	68,445	4,655
CASH AT BEGINNING OF YEAR	107,166	38,721	34,066

CASH AT END OF YEAR	$85,850	$107,166	$38,721

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation

        The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries (Protective) are prepared on the basis of accounting principles generally accepted in the United States of America. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses. Actual results could differ from these estimates.

    Entities Included

        The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly-owned subsidiaries. Protective is a wholly-owned subsidiary of Protective Life Corporation (PLC), an insurance holding company. The consolidated financial statements also include the accounts of special trusts or entities that do not have substantive residual equity holders which bear risks and rewards of ownership, formed to purchase funding agreements issued by Protective.

        On October 1, 2000, PLC transferred its ownership of twenty companies (that marketed prepaid dental products) to Protective. On May 1, 2001, PLC transferred its ownership of another five companies (that marketed prepaid dental products) to Protective. Protective has recorded these transactions on a pooling of interests basis whereby Protective's financial statements reflect the consolidation of the contributed entities as if they had been wholly owned by Protective for all periods in which common control existed.

        On December 31, 2001, Protective sold substantially all of the companies transferred from PLC as part of the sale of the Dental Benefits Division. For more information see the discussion under the heading "Discontinued Operations" included in Note A herein.

    Nature of Operations

        Protective provides financial services through the production, distribution, and administration of insurance and investment products. Protective markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. Protective also maintains a separate division devoted to the acquisition of insurance policies from other companies.

        The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

    Recently Issued Accounting Standards

        On January 1, 2001, Protective adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133, as amended by SFAS Nos. 137 and 138, requires Protective to record all derivative financial instruments, at fair value on the balance sheet. Changes in fair value of a derivative instrument are reported in net income or other comprehensive income, depending on the designated use of the derivative instrument. The adoption of

SFAS No. 133 resulted in a cumulative charge to net income, net of income tax, of $8.3 million and a cumulative after-tax increase to other comprehensive income of $4.0 million on January 1, 2001. The charge to net income and increase to other comprehensive income primarily resulted from the recognition of derivative instruments embedded in Protective's corporate bond portfolio. In addition, the charge to net income includes the recognition of the ineffectiveness on existing hedging relationships including the difference in spot and forward exchange rates related to foreign currency swaps used as an economic hedge of foreign-currency-denominated stable value contracts. Prospectively, the adoption of SFAS No. 133 may introduce volatility into Protective's reported net income and other comprehensive income depending on future market conditions and Protective's hedging activities.

        In June 2001, the Financial Accounting Standards Board ("FASB") issued SFAS Nos. 141, "Business Combinations", and 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires that business combinations initiated after June 30, 2001, be accounted for using the purchase method. SFAS No. 142 revises the standards for accounting for acquired goodwill and other intangible assets. Protective adopted SFAS No. 142 in the first quarter of 2002. Protective has performed an impairment test and determined that its goodwill was not impaired at January 1, or October 31, 2002.

        The following table illustrates adjusted income from continuing operations before cumulative effect of change in accounting principle as if these pronouncements were adopted as of January 1, 2000:

	Year Ended December 31
	2002	2001	2000
Adjusted net income:
Income from continuing operations before cumulative effect of change in accounting principle	$157,394	$143,501	$113,144
Add back amortization of goodwill, net of income tax	0	1,838	1,634

Adjusted income from continuing operations before cumulative effect of change in accounting principle	$157,394	$145,339	$114,778
Income (loss) from discontinued operations, net of income tax	0	(9,856)	16,299
Loss from sale of discontinued operations, net of income tax	0	(17,754)	0

Adjusted net income before cumulative effect of change in accounting principle	157,394	117,729	131,077
Cumulative effect of change in accounting principle, net of income tax	0	(8,341)	0

Adjusted net income	$157,394	$109,388	$131,077

        In June 2001, the FASB issued SFAS No. 143, "Accounting for Asset Retirement Obligations". SFAS No. 143 requires that companies record the fair value of a liability for an asset retirement obligation in the period in which the liability is incurred. The Statement is effective for fiscal years beginning after June 15, 2002. Protective does not expect the adoption of SFAS No. 143 go have a material effect on Protective's financial position or results of operations.

        In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 requires that the same accounting model be used for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired, expands the use of discontinued operations accounting to include more types of transactions and changes the timing of when discontinued operations accounting is applied. Protective adopted SFAS No. 144 on January 1, 2002, and the adoption did not have a material effect on Protective's financial position or results of operations.

        In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections as of April 2002." SFAS No. 145 rescinds SFAS No. 4, which required companies to treat the extinguishment of debt as an extraordinary item. SFAS No. 145 requires companies to apply APB Opinion 30 when determining the accounting for the extinguishment of debt. The statement also rescinds and amends other statements to make various technical corrections and clarifications. SFAS No. 145 is effective for fiscal years beginning after May 15, 2002. Protective does not accept the adoption of SFAS No. 145 to have a material effect on Protective's financial position or results of operations.

        In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires companies to record a liability for a cost associated with an exit or disposal activity when the liability is incurred. The statement is effective for exit or disposal activities initiated after December 31, 2002. Protective does not expect the adoption of SFAS No. 146 to have a material effect on Protective's financial position or results of operations.

        In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure, an amendment of SFAS No. 123." SFAS No. 148 amends SFAS No. 123 to offer alternative methods of transition for a voluntary change to the fair value based method of accounting for stock-based employee compensation. Protective adopted the fair value based method prescribed by SFAS No. 123 in 1995, therefore SFAS No. 148 will have no effect on Protective's financial position or results of operations.

        In November, 2002, the FASB issued FASB Interpretation No. (FIN) 45 "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Others." FIN 45 clarifies the requirements of SFAS No. 5 "Accounting for Contingencies" relating to the guarantor's accounting for, and disclosure of, the issuance of certain types of guarantees. The initial recognition and measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. Protective does not expect FIN 45 to have a material effect on Protective's financial position or results of operations.

        In January, 2003, the FASB issued FIN 46 "Consolidation of Variable Interest Entities." FIN 46 clarifies the application of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated support from the other parties. Protective is currently assessing the impact that FIN 46 will have on its financial condition and results of operations. FIN 46 potentially will affect the accounting related to a lease arrangement currently accounted for as an operating lease that involves a special purpose vehicle (SPV). Although Protective does not expect the provisions of FIN 46 to have a material impact on its results of operations, had the provision been effective at December 31, 2002, Protective's reported assets and liabilities would have increased by approximately $75 million.

        In May 2002, the Derivatives Implementation group of the FASB exposed for comment Issue No. B36, "Bifurcation of Embedded Credit Derivatives" (DIG B36). DIG B36 would require the bifurcation of potential embedded derivatives within modified coinsurance and funds withheld coinsurance arrangements in which the terms require the future payment of a principal amount plus a return based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets. The proposed effective date of the implementation guidance in DIG B36 is for the first fiscal quarter beginning after June 15, 2003 and would be applied on a prospective basis. Protective is currently evaluating the impact of this pronouncement on its financial statements but does not anticipate a material impact on its financial condition or results of operations.

    Investments

        Protective has classified all of its investments in fixed maturities, equity securities, and short-term investments as "available for sale."

        Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:

  •
  Fixed maturities (bonds and redeemable preferred stocks) — at current market value. Where market values are unavailable, Protective obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

  •
  Equity securities (common and nonredeemable preferred stocks) — at current market value.

  •
  Mortgage loans — at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.

  •
  Investment real estate — at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

  •
  Policy loans — at unpaid balances.

  •
  Other long-term investments — at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

  •
  Short-term investments — at cost, which approximates current market value.

        Estimated market values were derived from the durations of Protective's fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of Protective's fixed maturities and mortgage loans are to changes in interest rates, they do not represent management's view of future market changes, and actual market results may differ from these estimates.

        Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.6 million in bank deposits voluntarily restricted as to withdrawal.

        Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

    Derivative Financial Instruments

        Protective utilizes a risk management strategy that incorporates the use of derivative financial instruments, primarily to reduce its exposure to interest rate risk as well as currency exchange risk.

        Combinations of interest rate swap contracts, options and futures contracts are sometimes used as hedges against changes in interest rates for certain investments, primarily outstanding mortgage loan commitments and mortgage-backed securities. Interest rate swap contracts generally involve the exchange of fixed and variable rate interest payments between two parties, based on a common notional principal amount and maturity date. Interest rate futures generally involved exchange traded contracts to buy or sell treasury bonds and notes in the future at specified prices. Interest rate options represent contracts that allow the holder of the option to receive cash or purchase, sell or enter into a financial instrument at a specified price within a specified period of time. Protective uses interest rate swap contracts, caps, and floors to modify the interest characteristics of certain investments and liabilities. Swap contracts are also used to alter the effective durations of assets and liabilities. Protective uses foreign currency swaps to reduce its exposure to currency exchange risk on certain stable value contracts denominated in foreign currencies, primarily the European euro and the British pound.

        Derivative instruments expose Protective to credit and market risk. Protective minimizes its credit risk by entering into transactions with highly rated counterparties. Protective manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken.

        Protective monitors its use of derivatives in connection with its overall asset/liability management programs and procedures. Protective's asset/liability committee is responsible for implementing various hedging strategies that are developed through its analysis of data from financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into Protective's overall interest rate and currency exchange risk management strategies.

        All derivatives are recognized on the balance sheet (in "other long-term investments" or "other liabilities") at their fair value (primarily estimates from independent pricing services). On the date the derivative contract is entered into, Protective designates the derivative as (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (3) as a derivative either held for investment purposes or held as a natural hedging instrument designed to act as an economic hedge against the changes in value or cash flows of a hedged item ("other" derivative). Changes in the fair value of a derivative that is highly effective as — and that is designated and qualifies as — a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk (including losses or gains on firm commitments), are recorded in current-period earnings. Changes in the fair value of a derivative that is highly effective as — and that is designated and qualified as — a cash-flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows. Changes in the fair value of other derivatives are recognized in current earnings and reported in "Realized Investment Gains (Losses) — Derivative Financial Instruments" in Protective's consolidated statements of income.

        Protective formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair-value or cash-flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. Protective also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Protective discontinues hedge accounting prospectively, as discussed below.

        Protective discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including firm commitments or forecasted transactions); (2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; (4) because a hedged firm commitment no longer meets the definition of a firm commitment; or (5) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

        When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative will continue to be carried on the balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment will be removed from the balance sheet and recognized as a gain or loss in current-period earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will remain therein until such time as they are reclassified to earnings as originally forecasted to occur. In all situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current-period earnings.

        Fair-Value Hedges.  Protective has designated, as a fair value hedge, callable interest rate swaps used to modify the interest characteristics of certain stable value contracts. In assessing hedge effectiveness, Protective excludes the embedded call option's time value component from each derivative's total gain or loss. In 2002 and 2001, total measured ineffectiveness for the fair value hedging relationships was insignificant while the excluded time value component resulted in a pre-tax gain of $0 and $1.3 million, respectively. Both the measured ineffectiveness and the excluded time value component are reported in "Realized Investment Gains (Losses) — Derivative Financial Instruments" in Protective's consolidated statements of income.

        Cash-Flow Hedges.  Protective has entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain of its foreign-currency-based stable value contracts. Under the terms of the swap, Protective pays a fixed U.S.-dollar-denominated rate and receives a fixed foreign-currency-denominated rate. Effective July 1, 2002, Protective designated this swap as a cash flow hedge and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. During 2002, a pretax loss of $19.8 million representing the change in fair value of the hedged contracts and a gain of like amount representing the application of hedge accounting to this transaction, were recorded in "Realized Investment Gains (Losses) — Derivative Financial Instruments" in Protective's consolidated statements of income. For the year ended December 31, 2002, the amount of the hedge's ineffectiveness reported as a loss was insignificant. Additionally, as of December 31, 2002, Protective reported a reduction to accumulated other comprehensive income of $2.1 million (net of income tax of $1.1 million) related to its derivative designated as a cash flow hedge. During 2003, Protective expects to reclassify out of accumulated other comprehensive income and into earnings, as a reduction of interest expenses, approximately $0.9 million.

        Other Derivatives.  Protective uses certain interest rate swaps, caps, floors, options and futures contracts as economic hedges against the changes in value or cash flows of outstanding mortgage loan commitments and certain owned investments. In 2002 and 2001, Protective recognized total pre-tax losses of $3.0 million and $1.2 million, respectively, representing the change in fair value of these derivative instruments as well as realized gain or loss on contracts closed during the period.

        On its foreign currency swaps, Protective recognized a $70.8 million pre-tax gain in 2002 while recognizing a $74.9 million foreign exchange pre-tax loss on the related foreign-currency-denominated stable value contracts. In 2001, Protective recognized an $8.2 million pre-tax loss on its foreign currency swaps while recognizing an $11.2 million foreign exchange pre-tax gain on the related foreign-currency-denominated stable value contracts. The net loss and net gain in 2002 and 2001, respectively, primarily results from the difference in the forward and spot exchange rates used to revalue the currency swaps and the stable value contracts, respectively. This net loss and net gain is reflected in "Realized Investment Gains (Losses) — Derivative Financial Instruments" in Protective's consolidated statements of income.

        Protective has entered into asset swap arrangements to, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2002 and 2001, Protective recognized a $2.0 million and $12.2 million pre-tax gain, respectively, for the change in the asset swaps' fair value and recognized a $7.8 million and $16.9 million pre-tax loss, respectively, to separately record the embedded equity options at fair value.

        At December 31, 2002 and 2001, contracts with a notional amount of $6.0 billion were in an $83.9 million net gain position. At December 31, 2001, contracts with a notional amount of $4.5 billion were in a $3.5 million net loss position.

        Protective's derivative financial instruments are with highly rated counterparties.

    Cash

        Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. Protective has deposits with certain financial institutions which exceed federally insured limits. Protective has reviewed the credit worthiness of these financial institutions and believes there is minimal risk of a material loss.

    Deferred Policy Acquisition Costs

        Commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business, have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization. Under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," Protective makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits; currently 3.0% to 9.4%) it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with Protective's universal life and investment products had been realized.

        The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. Protective amortizes the present value of future profits over the premium payment period, including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $542.5 million and $523.4 million at December 31, 2002 and 2001, respectively. During 2002, $62.5 million of present value of future profits was capitalized (relating to acquisitions and adjustments made during the year), a $2.1 million reduction came from the sale of a small subsidiary, and $41.3 was amortized. During 2001, $221.9 million of present value of future profits was capitalized and $42.1 million was amortized.

        The expected amortization of the present value of future profits for the next five years is as follows:

Year	Expected Amortization
2003	$33,600
2004	32,400
2005	30,500
2006	29,100
2007	28,100

    Goodwill

        The goodwill balance at December 31, 2002 and 2001, was $35.1 million and $36.0 million, respectively. The decrease of $0.9 million in 2002 relates to the sale of a small subsidiary in the first quarter. At October 31, 2002, Protective evaluated its goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with SFAS No. 142.

    Property and Equipment

        Property and equipment are reported at cost. Protective primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. Protective's Home Office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

        Property and equipment consisted of the following at December 31:

	2002	2001
Home office building	$45,297	$42,980
Other, principally furniture and equipment	67,059	67,128

	112,356	110,108
Accumulated depreciation	73,478	63,771

	$38,878	$46,337

    Separate Accounts

        The assets and liabilities related to separate accounts in which Protective does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements.

    Stable Value Contracts Account Balances

        Protective markets guaranteed investment contracts (GICs) to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. GICs and funding agreements are generally contracts that specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value contract account balances include GICs and funding agreements issued by Protective as well as the obligations of consolidated special purpose trusts or entities formed to purchase funding agreements issued by Protective. At December 31, 2002 and 2001 Protective had $2.2 billion and $1.7 billion of stable value contract account balances marketed through structured programs. Most GICs and funding agreements written by Protective have maturities of three to five years. At December 31, 2002, maturities of stable value contracts were $1.1 billion in 2003, $1.6 billion in 2004-2005, $1.3 billion in 2006-2007, and $59.2 million after 2007.

    Revenues and Benefits Expense

  •
  Traditional Life, Health, and Credit Insurance Products — Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

  Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on Protective's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to Protective and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

        Activity in the liability for unpaid claims is summarized as follows:

	2002	2001	2000
Balance beginning of year	$100,023	$109,973	$120,575
Less reinsurance	33,723	25,830	47,661

Net balance beginning of year	66,300	84,143	72,914

Incurred related to:
Current year	258,612	383,371	311,633
Prior year	(338)	(1,080)	(4,489)

Total incurred	258,274	382,291	307,144

Paid related to:
Current year	243,206	312,748	241,566
Prior year	22,528	81,220	60,972

Total paid	265,734	393,968	302,538

Other changes:
Acquisitions and reserve transfers	2,609	(6,166)	6,623

Net balance end of year	61,449	66,300	84,143
Plus reinsurance	54,765	33,723	25,830

Balance end of year	$116,214	$100,023	$109,973

  •
  Universal Life and Investment Products — Universal life and investment products include universal life insurance, guaranteed investment contracts, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.0% to 9.4% in 2002.

        Protective's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

    Income Taxes

        Protective uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis of assets and liabilities determined for financial reporting purposes and the basis for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.

    Discontinued Operations

        On December 31, 2001, Protective completed the sale to Fortis, Inc. of substantially all of its Dental Benefits Division (Dental Division) and discontinued other remaining Dental Division related operations, primarily other health insurance lines.

        The operating results and charges related to the sale of the Dental Division and discontinuance of other related operations at December 31 are as follows:

	2002	2001	2000
Total revenues	$15,809	$350,988	$368,319
Income (loss) before
income taxes from discontinued operations	$0	$(12,749)	$26,988
Income tax (expense)
Benefit	0	2,893	(10,689)

Income (loss) from discontinued operations	$0	$(9,856)	$16,299

Gain from sale of discontinued operations before income tax		$27,221
Income tax expense related to sale		(44,975)

Loss from sale of discontinued operations		$(17,754)

        Assets and liabilities related to the discontinued lines of business of approximately $5.1 million and $6.7 million, respectively, remain at December 31, 2002.

    Supplemental Cash Flow Information

        The following table sets forth supplemental cash flow information for the years ended December 31:

	December 31
	2002	2001	2000
Cash paid during the year:
Interest on debt	$987	$1,390	$3,310
Income taxes	$125,039	$27,395	$25,638

Noncash investing and financing activities
Reduction of principal on note from ESOP	$661	$342	$307
Acquisitions, related reinsurance transactions and subsidiary transfer
Assets acquired	$358,897	$2,549,484	$533,866
Liabilities assumed	$(489,412)	$(2,430,927)	$(371,457)

Net	$(130,515)	$118,557	$162,409

    Reclassifications

        Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income, total assets, or share-owners' equity.

NOTE B — RECONCILIATION WITH STATUTORY REPORTING PRACTICES

        Financial statements prepared in conformity with accounting principles generally accepted in the United States of America differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to share-owners' equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owners' equity; (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost. The National Association of Insurance Commissioners (NAIC) has adopted the Codification of Statutory Accounting Principles (Codification). Codification changed statutory accounting rules in several areas and was effective January 1, 2001. The adoption of Codification did not have a material effect on Protective's statutory capital.

        The reconciliations of net income and share-owners' equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:

	Net Income			Share-Owner's Equity
	2002	2001	2000	2002	2001	2000
In conformity with statutory reporting practices:(1)	$67,242	$163,181	$66,694	$852,645	$775,138	$628,274
Additions (deductions) by adjustment:
Deferred policy acquisition costs, net of amortization	197,835	163,243	157,617	1,683,224	1,532,683	1,189,380
Deferred income tax	(8,894)	47,964	(52,580)	(206,844)	(74,083)	(72,065)
Asset Valuation Reserve				189,828	108,062	103,853
Interest Maintenance Reserve	(3,344)	(10,444)	(3,540)	24,015	16,959	9,715
Nonadmitted items				272,137	139,500	97,447
Other timing and valuation adjustments	(63,189)	(32,564)	(38,349)	(357,244)	(334,198)	(195,445)
Discontinued operations		(193,688)
Noninsurance affiliates	15,920	19,022	21,276
Consolidation elimination	(48,176)	(49,164)	(21,675)	(172,477)	(280,728)	(221,204)

In conformity with generally accepted accounting principles	$157,394	$107,550	$129,443	$2,285,284	$1,883,333	$1,539,955

(1)	Consolidated

        As of December 31, 2002, Protective had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $81.4 million.

NOTE C — INVESTMENT OPERATIONS

        Major categories of net investment income for the years ended December 31 are summarized as follows:

	2002	2001	2000
Fixed maturities	$673,393	$609,578	$529,990
Equity securities	3,500	2,247	2,532
Mortgage loans	218,165	208,830	177,917
Investment real estate	881	2,094	2,027
Policy loans	37,463	31,763	14,977
Other	103,826	36,695	12,532

	1,037,228	891,207	739,975
Investment expenses	57,169	52,104	47,894

	$980,059	$839,103	$692,081

        Realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2002	2001	2000
Fixed maturities	$12,606	$(4,693)	$(14,787)
Equity securities	65	2,462	1,685
Mortgage loans and other investments	(357)	(3,892)	(3,654)

	$12,314	$(6,123)	$(16,756)

        In 2002, gross gains on the sale of investments available for sale (fixed maturities, equity securities, and short-term investments) were $73.0 million, and gross losses were $60.3 million. In 2001, gross gains were $27.5 million, and gross losses were $29.7 million. In 2000, gross gains were $8.7 million, and gross losses were $28.4 million.

        Each quarter Protective reviews investments with material unrealized losses and tests for other-than-temporary impairments. Protective analyzes various factors to determine if any specific other than temporary asset impairments exist. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is incurred and the cost basis of the impaired asset is adjusted to its fair value. During 2002 and 2001, respectively, Protective recorded other than temporary impairments in its investments of $17.8 million and $12.6 million. Protective did not record any other-than-temporary impairments in its investments in 2000.

        Realized investment gains (losses) for derivative financial instruments for the years ended December 31 are summarized as follows:

	2002	2001	2000
Derivative financial instruments	$(12,959)	$(1,718)	$2,157

        The amortized cost and estimated market values of Protective's investments classified as available for sale at December 31 are as follows:

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$4,168,026	$199,316	$28,311	$4,339,031
United States Government and authorities	90,647	5,752	0	96,399
States, municipalities, and political subdivision	27,005	2,349	0	29,354
Public utilities	1,153,710	61,831	42,139	1,173,402
Convertibles and bonds with warrants	115,728	2,656	5,872	112,512
All other corporate bonds	5,655,949	348,809	101,818	5,902,940
Redeemable preferred stocks	1,700	127	0	1,827

	11,212,765	620,840	178,140	11,655,465
Equity securities	51,095	2,409	4,705	48,799
Short-term investments	447,155	0	0	447,155

	$11,711,015	$623,249	$182,845	$12,151,419

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$3,709,118	$84,965	$33,759	$3,760,324
United States Government and authorities	98,967	4,088	0	103,055
States, municipalities, and political subdivision	94,022	4,009	0	98,031
Public utilities	807,773	19,763	4,860	822,676
Convertibles and bonds with warrants	96,951	7,423	6,184	98,190
All other corporate bonds	4,910,614	117,092	99,500	4,928,206
Redeemable preferred stocks	1,612	0	3	1,609

	9,719,057	237,340	144,306	9,812,091
Equity securities	62,051	3,565	5,123	60,493
Short-term investments	228,396	0	0	228,396

	$10,009,504	$240,905	$149,429	$10,100,980

        The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

2002	Estimated Amortized Cost	Estimated Market Values
Due in one year or less	$844,795	$845,577
Due after one year through five years	2,678,879	2,742,360
Due after five years through ten years	2,601,183	2,765,927
Due after ten years	5,087,908	5,301,601

	$11,212,765	$11,655,465

        At December 31, 2002 and 2001, Protective had bonds which were rated less than investment grade of $860.6 million and $421.3 million, respectively, having an amortized cost of $960.8 million and $499.9 million, respectively. At December 31, 2002, approximately $70.9 million of the bonds rated less than investment grade were securities issued in company-sponsored commercial mortgage loan securitizations. Approximately $1,968.1 million of bonds are not publicly traded.

        The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities for the years ended December 31 is summarized as follows:

	2002	2001	2000
Fixed maturities	$227,283	$108,307	$109,625
Equity securities	(480)	715	(820)

        At December 31, 2002, all of Protective's mortgage loans were commercial loans of which 76% were retail, 8% were apartments, 7% were office buildings, and 7% were warehouses, and 2% were other. Protective specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant's leased space represents more than 3.1% of mortgage loans. Approximately 75% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Tennessee, Georgia, North Carolina, South Carolina, Alabama, Florida, Virginia, California, Mississippi, Pennsylvania, Washington, and Ohio.

        Many of the mortgage loans have call provisions after 3 to 10 years. Assuming the loans are called at their next call dates, approximately $86.7 million would become due in 2003, $399.6 million in 2004 to 2007, and $355.0 million in 2008 to 2012, and $27.2 million thereafter.

        At December 31, 2002, the average mortgage loan was approximately $2.1 million, and the weighted average interest rate was 7.5%. The largest single mortgage loan was $24.8 million.

        For several years Protective has offered a type of commercial mortgage loan under which Protective will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2002 and 2001, approximately $475.5 million and $548.4 million respectively, of Protective's mortgage loans have this participation feature.

        At December 31, 2002 and 2001, Protective's problem mortgage loans (over ninety days past due) and foreclosed properties totaled $20.6 million and $29.6 million, respectively. Since Protective's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on Protective's evaluation of its mortgage loan portfolio, Protective does not expect any material losses on its mortgage loans.

        At December 31, 2002 and 2001, Protective had investments related to retained beneficial interests of mortgage loan securitizations of $295.7 million and $286.4 million, respectively.

        Certain investments with a carrying value of $87.6 million were non-income producing for the twelve months ended December 31, 2002.

        Policy loan interest rates generally range from 4.5% to 8.0%.

        On December 31, 2001, Protective Life Insurance Company had $117.0 million of securities sold under repurchase agreements with an interest rate of 2.0%. The agreement-to-repurchase liability is recorded as securities sold under repurchase agreements.

NOTE D — FEDERAL INCOME TAXES

        Protective's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	2002	2001	2000
Statutory federal income tax rate applied to pretax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt interest	(2.3)	(1.7)	(0.6)
Low-income housing credit	(0.5)	(0.5)	(0.4)
Other	2.1	(0.1)	0.0
State income taxes	0.6	0.2	1.2

Effective income tax rate	34.9%	32.9%	35.2%

        The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

        Details of the deferred income tax provision for the years ended December 31 are as follows:

	2002	2001	2000
Deferred policy acquisition costs	$51,998	$81,015	$41,533
Benefits and other policy liability changes	(22,359)	(127,189)	10,969
Temporary differences of investment income	(28,637)	7,145	(3,333)
Other items	7,892	(8,935)	129

	$8,894	$(47,964)	$49,298

        The components of Protective's net deferred income tax liability as of December 31 were as follows:

	2002	2001
Deferred income tax assets:
Policy and policyholder liability reserves	$320,081	$334,876
Other	3,001	10,893

	323,082	345,769

Deferred income tax liabilities:
Deferred policy acquisition costs	431,069	379,072
Unrealized gains (losses) on investments	98,857	39,100

	529,926	418,172

Net deferred income tax liability	$206,844	$72,403

        Under pre-1984 life insurance company income tax laws, a portion of Protective's gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders' Surplus. The aggregate accumulation in this account at December 31, 2002 was approximately $70.5 million. Should the accumulation in the Policyholders' Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $1.1 billion, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes have not been provided on amounts designated as Policyholders' Surplus. Under current income tax laws, Protective does not anticipate paying income tax on amounts in the Policyholders' Surplus accounts.

        Protective's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations.

NOTE E — DEBT

        Under revolving line of credit arrangements with several banks, PLC can borrow up to $200 million on an unsecured basis. No compensating balances are required to maintain the line of credit. These lines of credit arrangements contain, among other provisions, requirements for maintaining certain financial ratios, and restrictions on indebtedness incurred by PLC's subsidiaries including Protective. Additionally, PLC, on a consolidated basis, cannot incur debt in excess of 40% of its total capital. At December 31, 2002, PLC had $30.0 million of borrowings outstanding under these credit arrangements at an interest rate of 1.92%.

        Protective has a mortgage note on investment real estate amounting to approximately $2.3 million that matures in 2003.

        Included in indebtedness to related parties is a surplus debenture issued by Protective to PLC. At December 31, 2002, the balance of the surplus debenture was $2 million. The debenture matures in 2003 and has an interest rate of 8.5%.

        Protective routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

        Interest expense on debt totaled $1.4 million, $1.8 million, and $3.8 million in 2002, 2001, and 2000, respectively.

NOTE F — RECENT ACQUISITIONS

        In January 2001, Protective coinsured a block of individual life policies from Standard Insurance Company.

        In October 2001, Protective completed the acquisition of the stock of Inter-State Assurance Company (Inter-State) and First Variable Life Insurance Company (First Variable) from ILona Financial Group, Inc., a subsidiary of Irish Life & Permanent plc of Dublin, Ireland. The purchase price was approximately $250 million. The assets acquired included $166.1 million of present value of future profits.

        In June 2002, Protective coinsured a block of traditional life and interest-sensitive life insurance policies from Conseco Variable Insurance Company.

        These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since their respective effective dates.

        Summarized below are the consolidated results of operations for 2002 and 2001, on an unaudited pro forma basis, as if the Inter-State, First Variable, and Conseco transactions had occurred as of January 1, 2001. The pro forma information is based on Protective's consolidated results of operations for 2002 and 2001, and on data provided by the acquired companies, after giving effect to certain pro forma adjustments. The pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above nor are they indicative of results of the future operations of the combined enterprises.

(unaudited)	2002	2001
Total revenues	$1,844,221	$1,649,798
Net income	160,020	121,577

NOTE G — COMMITMENTS AND CONTINGENT LIABILITIES

        Protective leases administrative and marketing office space in approximately 60 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $10.8 million.

        In February 2000, Protective entered into an arrangement related to the construction of a building contiguous to its existing home office complex. In connection with the arrangement Protective established a special purpose vehicle (SPV) that owns the building and leases it to Protective. The lease is accounted for as an operating lease under SFAS No. 13 "Accounting For Leases". The SPV is funded and its equity is held by outside investors, and as a result, neither the debt nor the building owned by the SPV are included in Protective's consolidated financial statements. Lease payments commence upon completion, which occurred January 31, 2003, and is based on then current LIBOR interest rates and the cost of the building. At the end of the lease term, February 1, 2007, Protective may purchase the building for the original building cost of approximately $75 million. Based upon current interest rates, annual lease payments are estimated to be $1.6 million. Were Protective not to purchase the building, a payment of approximately $66.8 million would be due at the end of the lease term.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Protective does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        A number of civil jury verdicts have been returned against insurers and other providers of financial services involving sales practices, alleged agent misconduct, failure to properly supervise representatives' relationships with agents or persons with whom the insurer does business, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges and arbitrators have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very little appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. Protective, like other financial service companies, in the ordinary course of business, is involved in such litigation or, alternatively, in arbitration. Although the outcome of any such litigation or arbitration cannot be predicted Protective believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of Protective.

NOTE H — SHARE-OWNER'S EQUITY AND RESTRICTIONS

        At December 31, 2002, approximately $1,384.0 million of consolidated share-owner's equity, excluding net unrealized gains on investments, represented net assets of Protective and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, Protective and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by Protective in 2003 is estimated to be $93.1 million.

NOTE I — PREFERRED STOCK

        PLC owns all of the 2,000 shares of preferred stock issued by Protective's subsidiary, Protective Life and Annuity Insurance Company (PL&A). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2002, PL&A paid a $50.0 thousand preferred dividend to PLC. PL&A paid a $1.0 million preferred dividend to PLC in 2001, and paid no preferred dividend during 2000.

NOTE J — RELATED PARTY MATTERS

        On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan (ESOP). On December 1, 1990, Protective transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $3.8 million at December 31, 2002, is accounted for as a reduction to share-owner's equity. The stock will be used to match employee contributions to PLC's existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP's note to Protective.

        Protective leases furnished office space and computers to affiliates. Lease revenues were $3.5 million in 2002, $4.0 million in 2001, and $4.0 million in 2000. Protective purchases data processing, legal, investment and management services from affiliates. The costs of such services were $88.0 million, $82.6 million, and $76.7 million in 2002, 2001, and 2000, respectively. Commissions paid to affiliated marketing organizations of $8.2, $10.0 million, and $12.0 million in 2002, 2001, and 2000, respectively, were included in deferred policy acquisition costs.

        Certain corporations with which PLC's directors were affiliated paid Protective premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $16.0 million, $19.6 million and $50.9 million in 2002, 2001, and 2000, respectively. Protective and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $1.6 million, $5.9 million and $28.2 million in 2002, 2001, and 2000, respectively.

        For a discussion of indebtedness to related parties, see Note E.

NOTE K — OPERATING SEGMENTS

        Protective operates business segments, each having a strategic focus which can be grouped into three general categories: life insurance, retirement savings and investment products, and specialty insurance products. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each division follows.

Life Insurance

        The Life Marketing segment markets level premium term and term-like insurance, universal life, and variable universal life products on a national basis primarily through networks of independent insurance agents and brokers, and in the "bank owned life insurance" market.

        The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies sold to individuals.

Retirement Savings and Investment Products

        The Stable Value Contracts segment markets guaranteed investment contracts to 401(k) and other qualified retirement savings plans. The segment also markets fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Additionally, the segment sells funding agreements to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations.

        The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Life Marketing segment's sales force.

Specialty Insurance Products

        The Asset Protection segment markets credit life and disability insurance products through banks, consumer finance companies, and automobile dealers, and markets vehicle and recreational marine extended service contracts.

Corporate and Other

        Protective has an additional business segment herein referred to as the Corporate and Other segment. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on substantially all debt). This segment also includes earning from several lines of business which Protective is not actively marketing (mostly cancer insurance and group annuities), various investment-related transactions, and the operations of several subsidiaries.

        Protective uses the same accounting policies and procedures to measure operating segment income and assets as it uses to measure its consolidated net income and assets. Operating segment income is generally income before income tax, adjusted to exclude any pretax minority interest in income of consolidated subsidiaries. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition costs are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.

        Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.

        There are no significant intersegment transactions.

        The following table sets forth total operating segment income and assets for the periods shown. Adjustments represent the inclusion of unallocated realized investment gains (losses), the recognition of income tax expense, income from discontinued operations, and cumulative effect of change in accounting principle. Asset adjustments represent the inclusion of assets related to discontinued operations.

        In December 2001, Protective sold substantially all of its Dental Division and discontinued other Dental related operations. Additionally, other adjustments were made to combine its life insurance marketing operations into a single segment, and to reclassify certain smaller businesses. Prior period segment results have been restated to reflect these changes.

	Life Insurance
Operating Segment Income	Life Marketing	Acquisitions
2002
Gross premiums and policy fees	$642,852	$315,347
Reinsurance ceded	(422,668)	(76,333)

Net premium and policy fees	220,184	239,014
Net investment income	208,451	252,147
Realized investment gains (losses)	—	—
Other income	1,344	1,826

Total revenues	429,979	492,987

Benefits and settlement expenses	228,225	315,929
Amortization of deferred policy acquisition costs	117,836	35,245
Other operating expenses	(41,501)	45,395

Total benefits and expenses	304,560	396,569

Income from continuing operations before income tax	125,419	96,418
Income tax expense
Discontinued operations, net of income tax
Change in accounting principle, net of income tax

Net income

2001
Gross premiums and policy fees	$542,407	$243,914
Reinsurance ceded	(421,411)	(61,482)

Net premium and policy fees	120,996	182,432
Net investment income	178,866	187,535
Realized investment gains (losses)	—	—
Other income	1,134	345

Total revenues	300,996	370,312

Benefits and settlement expenses	190,538	238,877
Amortization of deferred policy acquisition costs and goodwill	41,399	20,500
Other operating expenses	(22,957)	41,684

Total benefits and expenses	208,980	301,061

Income from continuing operations before income tax	92,016	69,251
Income tax expense
Discontinued operations, net of income tax
Change in accounting principle, net of income tax

Net income

2000
Gross premiums and policy fees	$487,720	$134,099
Reinsurance ceded	(387,907)	(31,102)

Net premium and policy fees	99,813	102,997
Net investment income	152,317	116,940
Realized investment gains (losses)	—	—
Other income	(1,379)	(4)

Total revenues	250,751	219,933

Benefits and settlement expenses	149,430	125,151
Amortization of deferred policy acquisition costs and goodwill	48,770	17,081
Other operating expenses	(23,255)	24,077

Total benefits and expenses	174,945	166,309

Income from continuing operations before income tax	75,806	53,624
Income tax expense
Discontinued operations, net of income tax
Change in accounting principle, net of income tax

Net income

Operating Segment Assets
2002
Investments and other assets	$4,193,732	$4,574,470
Deferred policy acquisition costs	973,631	438,092
Goodwill	—	—

Total assets	$5,167,363	$5,012,562

2001
Investments and other assets	3,431,441	$4,091,672
Deferred policy acquisition costs	829,021	418,268
Goodwill	—	—

Total assets	$4,260,462	$4,509,940

(1)	Adjustments to net income represent the inclusion of unallocated realized investment gains (losses), the recognition of income tax expense, income from discontinued operations, and cumulative effect of change in accounting principle. Asset adjustments represent the inclusion of assets related to discontinued operations.

	Retirement Savings and Investment Products		Specialty Insurance Products
Operating Segment Income	Stable Value Contracts	Annuities	Asset Protection	Corporate And Other	Adjustments(1)	Total Consolidated
2002
Gross premiums and policy fees	—	$25,826	$490,452	$55,357	—	$1,529,834
Reinsurance ceded	—	—	(228,719)	(19,260)	—	(746,980)

Net premium and policy fees	—	25,826	261,733	36,097	—	782,854
Net investment income	$246,098	220,433	43,789	9,141	—	980,059
Realized investment gains (losses)	(7,061)	2,277	—	—	$4,139	(645)
Other income	—	3,229	33,670	1,414	—	41,483

Total revenues	239,037	251,765	339,192	46,652	—	1,803,751

Benefits and settlement expenses	196,576	186,107	200,958	34,436	—	1,162,231
Amortization of deferred policy acquisition costs	2,304	24,669	57,957	1,479	—	239,490
Other operating expenses	4,946	26,037	95,469	30,061	—	160,407

Total benefits and expenses	203,826	236,813	354,384	65,976	—	1,562,128

Income from continuing operations before income tax	35,211	14,952	(15,192)	(19,324)	4,139	241,623
Income tax expense					84,229	84,229
Discontinued operations, net of income tax					—	—
Change in accounting principle, net of income tax					—	—

Net income						$157,394

2001
Gross premiums and policy fees	—	$28,145	$524,281	$51,072	—	$1,389,819
Reinsurance ceded	—	—	(274,220)	(14,038)	—	(771,151)

Net premium and policy fees	—	28,145	250,061	37,034	—	618,668
Net investment income	$261,079	167,809	48,617	(4,803)	—	839,103
Realized investment gains (losses)	7,218	1,139	—	—	$(16,198)	(7,841)
Other income	—	3,441	31,907	1,751	—	38,578

Total revenues	268,297	200,534	330,585	33,982	(16,198)	1,488,508

Benefits and settlement expenses	222,306	137,204	154,893	28,806	—	972,624
Amortization of deferred policy acquisition costs and goodwill	1,662	24,021	60,508	1,795	—	149,885
Other operating expenses	3,961	24,073	79,453	25,827	—	152,041

Total benefits and expenses	227,929	185,298	294,854	56,428	—	1,274,550

Income from continuing operations before income tax	40,368	15,236	35,731	(22,446)	(16,198)	213,958
Income tax expense					70,457	70,457
Discontinued operations, net of income tax					(27,610)	(27,610)
Change in accounting principle, net of income tax					(8,341)	(8,341)

Net income						$107,550

2000
Gross premiums and policy fees	—	$30,127	$479,397	$44,600	—	$1,175,943
Reinsurance ceded	—	—	(258,931)	(8,168)	—	(686,108)

Net premium and policy fees	—	30,127	220,466	36,432	—	489,835
Net investment income	$243,133	132,204	46,464	1,023	—	692,081
Realized investment gains (losses)	(6,556)	410	—	—	$(8,453)	(14,599)
Other income	—	2,809	28,352	5,416	—	35,194

Total revenues	236,577	165,550	295,282	42,871	(8,453)	1,202,511

Benefits and settlement expenses	207,143	109,607	135,494	33,953	—	760,778
Amortization of deferred policy acquisition costs and goodwill	900	24,156	52,646	2,141	—	145,694
Other operating expenses	3,882	18,203	72,316	26,194	—	121,417

Total benefits and expenses	211,925	151,966	260,456	62,288	—	1,027,889

Income from continuing operations before income tax	24,652	13,584	34,826	(19,417)	(8,453)	174,622
Income tax expense					61,478	61,478
Discontinued operations, net of income tax					16,299	16,299
Change in accounting principle, net of income tax					—	—

Net income						$129,443

Operating Segment Assets
2002
Investments and other assets	$3,930,669	$4,821,398	$1,069,341	$1,355,762	$123,829	$20,069,201
Deferred policy acquisition costs	4,908	93,140	165,751	7,702	—	1,683,224
Goodwill	—	—	34,795	348	—	35,143

Total assets	$3,935,577	$4,914,538	$1,269,887	$1,363,812	$123,829	$21,787,568

2001
Investments and other assets	$3,872,637	$4,501,667	$1,050,546	$955,984	$109,881	$18,013,828
Deferred policy acquisition costs	6,374	128,488	142,230	8,302	—	1,532,683
Goodwill	—	—	35,644	348	—	35,992

Total assets	$3,879,011	$4,630,155	$1,228,420	$964,634	$109,881	$19,582,503

(1)	Adjustments to net income represent the inclusion of unallocated realized investment gains (losses), the recognition of income tax expense, income from discontinued operations, and cumulative effect of change in accounting principle. Asset adjustments represent the inclusion of assets related to discontinued operations.

NOTE L — EMPLOYEE BENEFIT PLANS

        PLC has a defined benefit pension plan covering substantially all of its employees. The plan is not separable by affiliates participating in the plan. The benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

        The actuarial present value of benefit obligations and the funded status of the plan taken as a whole at December 31 are as follows:

	2002	2001
Projected benefit obligation, beginning of the year	$50,869	$45,538
Service cost — benefits earned during the year	3,724	3,739
Interest cost — on projected benefit obligation	4,111	3,531
Actuarial gain (loss)	6,353	(357)
Plan amendment		1,162
Divestiture		(2,165)
Benefits paid	(2,878)	(579)

Projected benefit obligation, end of the year	62,179	50,869

Fair value of plan assets beginning of the year	44,024	40,822
Actual return on plan assets	(7,845)	(1,440)
Employer contribution	16,149	5,221
Benefits paid	(2,878)	(579)

Fair value of plan assets end of the year	49,450	44,024

Plan assets less than the projected benefit obligation	(12,729)	(6,845)
Unrecognized net actuarial loss from past experience different from that assumed.	28,252	10,213
Unrecognized prior service cost	1,886	2,026

Net pension asset recognized in balance sheet	$17,409	$5,394

        Net pension cost of the defined benefit pension plan includes the following components for the years ended December 31:

	2002	2001	2000
Service cost	$3,723	$3,739	$3,338
Interest cost	4,111	3,531	3,195
Expected return on plan assets	(4,265)	(3,669)	(3,049)
Amortization of prior service cost	263	176	176
Amortization of transition asset			(17)
Amortization of losses	302	141
Recognized net actuarial loss
Cost of divestiture		186

Net pension cost	$4,134	$4,104	$3,643

        Assumptions used to determine the benefit obligations as of December 31 were as follows:

	2002	2001	2000
Weighted average discount rate	6.75%	7.25%	7.50%
Rates of increase in compensation level	4.50	5.00	5.25
Expected long-term rate of return on assets	8.50	8.50	8.50

        At December 31, 2002 approximately $7.7 million of the assets of the pension plan were in a group annuity contract with Protective and therefore are included in the general assets of Protective. Approximately $41.7 million of the assets of the pension plan are invested in a collective trust managed by Northern Trust Corporation.

        Prior to July 1999, upon retirement, the amount of pension plan assets vested in the retiree were used to purchase a single premium annuity from Protective in the retiree's name. Therefore, amounts presented above as plan assets exclude assets relating to such retirees. Beginning July 1999, retiree obligations are being fulfilled from pension plan assets.

        PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. At December 31, 2002 and 2001, the projected benefit obligation of this plan totaled $17.1 million and $15.9 million, respectively, of which $14.5 million and $13.8 million, respectively, have been recognized in PLC's financial statements.

        Net pension costs of the excess benefits plan includes the following components for the years ended December 31:

	2002	2001	2000
Service cost	$455	$686	$736
Interest cost	1,178	1,121	1,067
Amortization of prior service cost	16	19	19
Amortization of transition asset		37	37
Recognized net actuarial loss	71	233	194
Cost of divestiture and special termination benefits		1,807

Net pension cost	$1,720	$3,903	$2,053

        In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. The postretirement benefit is provided by an unfunded plan. At December 31, 2002 and 2001, the liability for such benefits was approximately $1.2 million. The expense recorded by PLC was $0.1 million in 2002, 2001 and 2000. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

        Life insurance benefits for retirees are provided through the purchase of life insurance policies upon retirement from $10,000 up to a maximum of $75,000. This plan is partially funded at a maximum of $50,000 face amount of insurance.

        PLC sponsors a defined contribution retirement plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. PLC established an Employee Stock Ownership Plan (ESOP) to match voluntary employee contributions to PLC's 401(k) Plan. In 1994, a stock bonus was added to the 401(k) Plan for employees who are not otherwise under a bonus or sales incentive plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to Protective less dividends on shares held by the ESOP. At December 31, 2002, PLC had committed approximately 134,293 shares to be released to fund employee benefits. The expense recorded by PLC for these employee benefits was less than $0.1 million in 2002, 2001, and 2000.

        PLC sponsors a deferred compensation plan for certain directors, officers, agents, and others. Compensation deferred is credited to the participants in cash, PLC Common Stock, or as a combination thereof.

        Protective's share of net costs related to employee benefit plans was approximately $3.4 million, $5.4 million, and $4.1 million, in 2002, 2001, and 2000, respectively.

NOTE M — STOCK BASED COMPENSATION

        Certain Protective employees participate in PLC's stock-based incentive plans and receive stock appreciation rights (SARs) from PLC.

        Since 1973, Protective has had stock-based incentive plans to motivate management to focus on PLC's long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 1998, up to 5,000,000 shares may be issued in payment of awards.

        The criteria for payment of performance awards is based primarily upon a comparison of PLC's average return on average equity and total rate of return over a four-year award period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly held life and multiline insurance companies. If PLC's results are below the median of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

        Performance shares and performance-based stock appreciation rights (P-SARs) awarded in 2000, 2001, and 2002, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	P-SARs	Estimated Fair Value
2002	192,360		$5,700
2001	153,490	40,000	4,900
2000	3,330	513,618	3,700

        A performance share is equivalent in value to one share of PLC Common Stock. Each P-SAR will convert to the equivalent of one stock appreciation right (SAR) if earned. Of the 2000 P-SARs awarded, 68,392 have been canceled and 100,072 have been converted to SARs. The remaining 345,154 P-SARs will convert to SARs in 2004 if earned. The 40,000 P-SARs awarded in 2001 were not earned and have been canceled. The P-SARs, if earned and converted to SARs, expire 10 years after the grant date. At December 31, 2002, the total outstanding performance shares and P-SARs related to these performance-based plans measured at maximum payouts were 589,029 and 540,689, respectively.

        Between 1996 and 2002 SARs were granted (in addition to the P-SARs discussed above) to certain officers of PLC to provide long-term incentive compensation based solely on the performance of Protective's Common Stock. The SARs are exercisable after five years (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2000, 2001, and 2002 is as follows:

	Wtd. Avg. Base Price	No. of SARs
Balance at December 31, 1999	$17.44	675,000
SARs Granted	22.31	217,500
SARs Cancelled	18.14	(17,500)

Balance at December 31, 2000	$18.64	875,000
SARs Granted	26.34	138,751
P-SARs Converted	22.31	100,072

Balance at December 31, 2001	$19.92	1,113,823
SARs Granted	32.00	480,000
SARs Exercised	32.60	(80,000)
SARs Cancelled	22.31	(15,000)

Balance at December 31, 2002	$23.90	1,498,823

        The outstanding SARs at December 31, 2002, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$17.44	580,000	3	580,000
22.31	376,323	7	183,823
31.26	50,000	8	0
31.29	12,500	8	2,500
32.00	480,000	9	0

        The SARs issued in 2000, 2001, and 2002 had estimated fair values at grant date of $1.5 million, $0.6 million, and $3.7 million, respectively. The fair value of the 2002 SARs was estimated using a Black-Scholes option pricing model. Assumptions used in the model were as follows: expected volatility of 24.6% (approximately equal to that of the S&P Life and Health Insurance Index), a risk-free interest rate of 3.4%, a dividend rate of 2.0%, and an expected exercise date of 2008.

        PLC will pay an amount equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date for each SAR.

        The expense recorded by PLC for its stock-based compensation plans was $5.2 million, $5.6 million, and $4.1 million in 2002, 2001, and 2000, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's Common Stock are reported as a component of share-owners' equity.

NOTE N — REINSURANCE

        Protective reinsures certain of its risks with, and assumes risks from other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, Protective generally pays specific premiums to the reinsurer and receives specific amounts from the reinsurer as reimbursement for certain expenses. Coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies. A substantial portion of Protective's new life insurance and credit insurance sales is being reinsured. Protective reviews the financial condition of its reinsurers and monitors the amount of reinsurance it has with its reinsurers.

        Protective has reinsured approximately $216.1 billion, $169.5 billion and $126.0 billion in face amount of life insurance risks with other insurers representing $546.0 million, $565.1 million and $496.4 million of premium income for 2002, 2001, and 2000, respectively. Protective has also reinsured accident and health risks representing $61.5 million, $122.7 million and $125.8 million of premium income for 2002, 2001, and 2000, respectively. In 2002 and 2001, policy and claim reserves relating to insurance ceded of $2,304.9 million and $2,059.0 million, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with Protective. At December 31, 2002 and 2001, Protective had paid $45.5 million and $46.4 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2002, Protective had receivables of $66.1 million related to insurance assumed.

        In 2002, Protective discovered that it had overpaid reinsurance premiums to several reinsurance companies of approximately $94.6 million. At December 31, 2002, Protective had recorded cash and receivables totaling $69.7 million, which reflects the amounts received and Protective's current estimate of amounts to be recovered in the future, based upon the information available. The corresponding increase in premiums and policy fees resulted in $62.5 million of additional amortization of deferred policy acquisition costs in 2002. The amortization of deferred policy acquisition costs takes into account the amortization relating to the increase in premiums and policy fees as well as the additional amortization required should the remainder of the overpayment not be collected. As a result of the foregoing, Protective's 2002 pretax income increased $7.2 million.

NOTE O — ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

        The carrying amount and estimated fair values of Protective's financial instruments at December 31 are as follows:

	2002		2001
	Carrying Amount	Estimated Fair Values	Carrying Amount	Estimated Fair Values
Assets (see Notes A and C):
Investments:
Fixed maturities	$11,655,465	$11,655,465	$9,812,091	$9,812,091
Equity securities	48,799	48,799	60,493	60,493
Mortgage loans on real estate	2,518,151	2,826,133	2,512,844	2,671,074
Short-term investments	447,155	447,155	228,396	228,396
Liabilities (see Notes A and E):
Stable value account balances	4,018,552	4,124,192	3,716,530	3,821,955
Annuity account balances	3,744,000	3,795,794	3,248,218	3,166,052
Notes payable	2,264	2,264	2,291	2,291
Other (see Note A):
Derivative Financial Instruments	86,766	86,766	(1,634)	(1,634)

        Except as noted below, fair values were estimated using quoted market prices.

        Protective estimates the fair value of its mortgage loans using discounted cash flows from the next call date.

        Protective believes the fair value of its short-term investments and notes payable to banks approximates book value due to either being short-term or having a variable rate of interest.

        Protective estimates the fair value of its guaranteed investment contracts and annuities using discounted cash flows and surrender values, respectively.

        Protective believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

        Protective estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair value represents the net amount of cash Protective would have received (or paid) had the contracts been terminated on December 31.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F	COL. G	COL. H	COL. I	COL. J
Segment	Deferred Policy Acquisition Costs	Future Policy Benefits and Claims	Unearned Premiums	GIC, Annuity Deposits and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs	Other Operating Expenses(1)
Year Ended December 31, 2002:
Life Marketing	$973,631	$4,031,021	$318	$48,558	$220,184	$208,451	$228,225	$117,836	$(41,501)
Acquisitions	438,092	3,240,407	395	1,054,031	239,014	252,147	315,929	35,245	45,395
Stable Value Contracts	4,908	0	0	3,930,668	0	246,098	196,576	2,304	4,945
Annuities	93,140	571,109	0	2,742,642	25,826	220,433	186,107	24,669	26,038
Asset Protection	165,751	328,849	777,797	8,714	261,733	43,789	200,958	57,957	95,469
Corporate and Other	7,702	55,863	2,212	96,118	36,097	9,141	34,436	1,479	30,061
Adjustments(2)	0	88,922	286	23,157	0	0	0	0	0

TOTAL	$1,683,224	$8,316,171	$781,008	$7,903,888	$782,854	$980,059	$1,162,231	$239,490	$160,407

Year Ended December 31, 2001:
Life Marketing	$829,021	$3,326,841	$303	$86,937	$120,996	$178,866	$190,538	$41,399	$(22,957)
Acquisitions	418,268	3,046,401	434	876,221	182,432	187,535	238,877	20,500	41,684
Stable Value Contracts	6,374	0	0	3,872,637	0	261,079	222,306	1,662	3,961
Annuities	128,488	281,074	0	2,232,779	28,145	167,809	137,204	24,021	24,073
Asset Protection	142,230	211,713	898,340	3,856	250,061	48,617	154,893	57,681	82,280
Corporate and Other	8,302	16,572	2,242	247	37,034	(4,803)	28,806	1,795	25,827
Adjustments(2)	0	92,084	334	24,195	0	0	0	0	0

TOTAL	$1,532,683	$6,974,685	$901,653	$7,096,872	$618,668	$839,103	$972,624	$147,058	$154,868

Year Ended December 31, 2000:
Life Marketing					$99,813	$152,317	$149,430	$48,771	$(23,255)
Acquisitions					102,997	116,940	125,151	17,081	24,077
Stable Value Contracts					—	243,133	207,143	900	3,882
Annuities					30,127	132,204	109,607	24,156	18,203
Asset Protection					220,466	46,464	135,494	50,132	74,830
Corporate and Other					36,432	1,024	33,953	2,140	26,196
Adjustments(2)					0	0	0	0	0

TOTAL					$489,835	$692,082	$760,778	$143,180	$123,933

(1)	Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.
(2)	Asset adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(Dollars in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2002:
Life insurance in force	$248,994,479	$219,025,215	$21,523,110	$51,492,374	41.8%

Premiums and policy fees:
Life insurance	$854,813	$545,976	$235,198	$544,035	43.2%
Accident and health insurance	103,858	61,512	44,337	86,683	51.1%
Property and liability insurance	194,601	152,730	110,543	152,414	72.5%

TOTAL	$1,153,272	$760,218	$390,078	$783,132

Year Ended December 31, 2001:
Life insurance in force	$191,105,511	$171,449,182	$23,152,614	$42,808,943	54.1%

Premiums and policy fees:
Life insurance	$774,294	$565,130	$198,832	$407,996	48.7%
Accident and health insurance	181,508	122,747		58,761	0.0%
Property and liability insurance	158,890	83,274	76,295	151,911	50.2%

TOTAL	$1,114,692	$771,151	$275,127	$618,668

Year Ended December 31, 2000:
Life insurance in force	$153,371,754	$128,374,583	$17,050,342	$42,047,513	40.6%

Premiums and policy fees:
Life insurance	$670,113	$493,793	$112,668	$288,988	39.0%
Accident and health insurance	203,475	128,520	17,164	92,119	18.6%
Property and liability insurance	159,354	63,795	13,169	108,728	12.1%

TOTAL	$1,032,942	$686,108	$143,001	$489,835

SCHEDULE V — VALUATION ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(Dollars in thousands)

COL. A	COL. B	COL. C		COL. D	COL. E
Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charges to other accounts	Deductions	Balance at end of period
Allowance for Uncollected Reinsurance Receivable	$0	$0	$24,833	$0	$24,833

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

(a)  Financial Statements:

        All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account**
2.	Not applicable
3.	(a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account**
(b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers**
4.	(a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract*****
(b) Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract*****
(c) Participant Certificate for use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract*****
(d) Death Benefit Endorsement††††††
(e) Annual Reset Death Benefit Rider†††
(f) Annual Reset Death Benefit Rider (Revised)††††††
(g) Compound Death Benefit Rider†††
(h) Compound Death Benefit Rider (Revised)††††††
(i) Earnings Enhancement Death Benefit (EEDB) Endorsement††††
(j) Earnings Enhancement Death Benefit (EEDB) Endorsement (Revised)††††††
(k) Spousal Continuation Endorsement for Earnings Enhancement Death Benefit (EEDB)††††
(l) Enhanced Spousal Continuation Benefit Endorsement††††
5.	Form of Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract*****
6.	(a) Charter of Protective Life Insurance Company.*
(b) By-Laws of Protective Life Insurance Company.*
7.	Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company******
8.	(a) Participation/Distribution Agreement (Protective Investment Company)**
(b) Participation Agreement (Oppenheimer Variable Account Funds)***
(c) Participation Agreement (MFS Variable Insurance Trust)***
(d) ParticipationAgreement (Calvert Group, formerly Acacia Capital Corporation)***
(e) Participation Agreement (Van Eck Worldwide Insurance Trust)†
(f) Participation Agreement (Van Kampen Life Investment Trust)††
(g) Participation Agreement (Lord Abbett Series Fund)†††††
(h) Participation Agreement for Class II Shares (Van Kampen)******

(i) Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)******
(j) Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)******
(k) Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)******
9.	Opinion and Consent of Steve M. Callaway, Esq.
10.	(a) Consent of Sutherland, Asbill & Brennan, LLP
(b) Consent of PricewaterhouseCoopers LLP
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of attorney††††††

*	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
**	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
***	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.
****	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-68551) filed with the Commission on December 8, 1998.
*****	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-63328) filed with the Commission on June 19, 2001.
******	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.
†	Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.
††	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.
†††	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 24, 2000.
††††	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 26, 2001.
†††††	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.
††††††	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-63328), filed with the Commission on February 28, 2003.

Item 25.    Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, President, and Director
R. Stephen Briggs	Executive Vice President, Life and Annuity Division Director
Allen W. Ritchie	Executive Vice President and Chief Financial Officer and Director
Carolyn King	Senior Vice President, Life and Annuity Division, and Director
Deborah J. Long	Senior Vice President, General Counsel, Secretary, and Director

Jim E. Massengale	Executive Vice President, Acquisitions, and Director
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary, and Director
Judy Wilson	Senior Vice President, Stable Value Products
J. William Hamer, Jr.	Senior Vice President, Human Resources, and Director
T. Davis Keyes	Director
Richard J. Bielen	Senior Vice President, Chief Investment Officer and Treasurer, and Director
Carl S. Thigpen	Senior Vice President, Chief Mortgage and Real Estate Officer and Assistant Secretary
Alan E. Watson	Senior Vice President, Life and Annuity Division
Jerry W. DeFoor	Vice President and Controller and Chief Accounting Officer
John B. Deremo	Senior Vice President, Life and Annuity Division

*	Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.    Persons Controlled by or Under Common Control With the Depositor and Registrant.

        The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2002 (File No. 1-12332) filed with the Commission on March 25, 2003.

Item 27.    Number of Contractowners.

        As of the date of this filing, there were 709 contract owners of the Elements® Classic Variable Annuity contracts offered by Registrant.

Item 28.    Indemnification of Directors and Officers.

        Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

        In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter.

  (a)
  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the PIC Fund, Protective Variable Life Separate Account and Variable Annuity Separate Account of Protective Life.

  (b)
  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.
Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
King, Carolyn	President and Director	Senior Vice President, Life and Annuity Division and Director
Briggs, Robert Stephen	Vice President and Director	Executive Vice President, Life and Annuity Division and Director
A.S. Williams, III	Director	None
Borie, Kevin B.	Chief Compliance Officer and Director	Vice President and Actuary, Life and Annuity Division
Janet Summey	Secretary	Second Vice President, Life and Annuity Division
Bonnie Miller	Assistant Secretary	Assistant Vice President, Life and Annuity Division
Beth Zaiontz	Assistant Compliance Officer	None
Gary Carroll	Assistant Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division

Thomas R. Barrett	Chief Financial Officer	Director, Operational Accounting, Life and Annuity Division
Julena G. Johnson	Assistant Compliance Officer	Compliance Auditor II, Life and Annuity Division
Edwin V. Caldwell	Assistant Secretary	Vice President, Brokerage Life Operations, Institutional Distribution Group
Cindy Yukich-McGill	Assistant Secretary	Director, Brokerage Life Services, Institutional Distribution Group
Barry K. Brown	Assistant Secretary	Director, Brokerage Contracting and Compensation, Life and Annuity Division

*	Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.
  (c)
  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.    Location of Accounts and Records.

        All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.    Management Services.

        All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings.

  (a)
  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

  (b)
  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

  (c)
  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  (d)
  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  (e)
  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused the amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 30, 2003.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

        As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN D. JOHNS John D. Johns	Chairman of the Board and President (Principal Executive Officer)	April 30, 2003
/s/ ALLEN W. RITCHIE Allen W. Ritchie	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 30, 2003
/s/ JERRY DEFOOR Jerry DeFoor	Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	April 30, 2003
/s/ JOHN D. JOHNS John D. Johns	Director	April 30, 2003
/s/ ALLEN W. RITCHIE Allen W. Ritchie	Director	April 30, 2003
* R. Stephen Briggs	Director	April 30, 2003

* Jim E. Massengale	Director	April 30, 2003
* Wayne E. Stuenkel	Director	April 30, 2003
* Deborah J. Long	Director	April 30, 2003
* J. William Hamer, Jr.	Director	April 30, 2003
* Carolyn King	Director	April 30, 2003
* Richard J. Bielen	Director	April 30, 2003
* T. Davis Keyes	Director	April 30, 2003

*By:	/s/ STEVE M. CALLAWAY Steve M. Callaway Attorney-in-Fact	April 30, 2003

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PART A
INFORMATION REQUIRED TO BE IN THE PROSPECTUS
TABLE OF CONTENTS
DEFINITIONS
FEES AND EXPENSES
PERIODIC CHARGES (other than Fund expenses)
RANGE OF EXPENSES FOR THE FUNDS
SUMMARY
  The Contract
  Federal Tax Status
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
  Protective Life Insurance Company
  Protective Variable Annuity Separate Account
  Administration
  The Funds
  Protective Investment Company (PIC)
  Van Kampen Life Investment Trust
  The Universal Institutional Funds, Inc.
  MFS® Variable Insurance TrustSM
  Oppenheimer Variable Account Funds
  Lord Abbett Series Fund, Inc.
  Other Information about the Funds
  Other Investors in the Funds
  Addition, Deletion or Substitution of Investments
DESCRIPTION OF THE CONTRACT
  The Contract
  Parties to the Contract
  Issuance of a Contract
  Purchase Payments
  Right to Cancel
  Allocation of Purchase Payments
  Variable Account Value
  Transfers
  Surrenders and Partial Surrenders
THE GUARANTEED ACCOUNT
DEATH BENEFIT
  Return of Purchase Payments Death Benefit
  Optional Benefit Packages
  Earnings Enhancement Death Benefit (not available in Minnesota, North Dakota or Washington)
SUSPENSION OR DELAY IN PAYMENTS
SUSPENSION OF CONTRACTS
CHARGES AND DEDUCTIONS
  Surrender Charge (Contingent Deferred Sales Charge)
  Mortality and Expense Risk Charge
  Administration Charges
  Transfer Fee
  Contract Maintenance Fee
  Fund Expenses
  Premium Taxes
  Other Taxes
  Other Information
ANNUITIZATION
  Annuity Commencement Date
  Fixed Income Payments
  Variable Income Payments
  Annuity Options
  Minimum Amounts
  Death of Annuitant or Owner After Annuity Commencement Date
YIELDS AND TOTAL RETURNS
  Yields
  Total Returns
  Standardized Average Annual Total Returns
  Non-Standard Average Annual Total Returns
  Performance Comparisons
  Other Matters
FEDERAL TAX MATTERS
  Introduction
  The Company's Tax Status
TAXATION OF ANNUITIES IN GENERAL
  Tax Deferral During Accumulation Period
  Taxation of Partial and Full Surrenders
  Taxation of Annuity Payments
  Taxation of Death Benefit Proceeds
  Assignments, Pledges, and Gratuitous Transfers
  Penalty Tax on Premature Distributions
  Aggregation of Contracts
  Exchanges of Annuity Contracts
  Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons
QUALIFIED RETIREMENT PLANS
  In General
  Direct Rollovers
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
  The Contract
  Error in Age or Gender
  Incontestability
  Non-Participation
  Assignment or Transfer of a Contract
  Notice
  Modification
  Reports
  Settlement
  Receipt of Payment
  Protection of Proceeds
  Minimum Values
  Application of Law
  No Default
DISTRIBUTION OF THE CONTRACTS
  Inquiries
IMSA
LEGAL PROCEEDINGS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A
EXAMPLE OF DEATH BENEFIT CALCULATIONS (for Contracts purchased after December 31, 2002)
  Return of Purchase Payments Death Benefit
  Annual Reset Death Benefit Option
  Compound and 3-Year Reset Death Benefit Option
APPENDIX B
EXAMPLE OF SURRENDER CHARGE CALCULATION
APPENDIX C
EXPLANATION OF THE VARIABLE ANNUITIZATION CALCULATION
EXPLANATION OF THE COMMUTED VALUE CALCULATION
APPENDIX D
EXAMPLE OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION: (for Contracts purchased after May 31, 2003)
  Earnings Enhancement Death Benefit
  Example
  Explanation
APPENDIX E
SUB-ACCOUNTS For Contracts Purchased Before June 1, 2003
FEES AND EXPENSES
RANGE OF EXPENSES FOR THE FUNDS
Example of Charges
  Protective Variable Annuity Separate Account
  The Funds
  Protective Investment Company (PIC)
  Van Kampen Life Investment Trust
  Universal Institutional Funds, Inc.
  MFS® Variable Insurance TrustSM
  Oppenheimer Variable Account Funds
  Lord Abbett Series Fund, Inc.
  Calvert Variable Series, Inc.
  Van Eck Worldwide Insurance Trust
APPENDIX F
CONDENSED FINANCIAL INFORMATION
  Sub-Accounts
  Accumulation Units
PART B
INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION
STATEMENT OF ADDITIONAL INFORMATION
CALCULATION OF YIELDS AND TOTAL RETURNS
  Oppenheimer Money Fund Sub-Account Yield
  Other Sub-Account Yields
  Total Returns
  Effect of the Contract Maintenance Fee on Performance Data
SAFEKEEPING OF ACCOUNT ASSETS
STATE REGULATION
RECORDS AND REPORTS
LEGAL MATTERS
INDEPENDENT ACCOUNTANTS
OTHER INFORMATION
FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT ACCOUNTANTS
CONSOLIDATED STATEMENTS OF INCOME
CONSOLIDATED BALANCE SHEETS
(Dollars in thousands, except per share amounts)
CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY
CONSOLIDATED STATEMENTS OF CASH FLOWS
PART C
OTHER INFORMATION
SIGNATURES